UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.72%)
Consumer Discretionary (13.85%)
Advance Auto Parts Inc.	3,100	$203,422
AutoZone Inc. (a)	800	218,848
CBS Corp. Class B	8,400	210,336
Coach Inc.	4,500	234,180
Comcast Corp. Class A	16,300	402,936
Ford Motor Co. (a)	10,100	150,591
GAP Inc., The	26,400	598,224
General Motors Co. (a)	11,600	359,948
ITT Educational Services Inc. (a)	1,400	101,010
McDonald’s Corp.	2,600	197,834
Netflix Inc. (a)	1,500	355,995
Priceline.com Inc. (a)	600	303,864
Ross Stores Inc.	4,500	320,040
Starbucks Corp.	8,400	310,380
Target Corp.	3,400	170,034
TJX Companies Inc.	7,800	387,894
TRW Automotive Holdings Corp. (a)	4,500	247,860
Viacom Inc. Class B	4,700	218,644
Walt Disney Co., The	9,300	400,737

		5,392,777

Consumer Staples (7.41%)
Brown-Forman Corp. Class B	2,800	191,240
Coca-Cola Enterprises Inc.	4,800	131,040
Colgate-Palmolive Co.	2,100	169,596
CVS Caremark Corp.	15,400	528,528
Dr. Pepper Snapple Group Inc.	4,600	170,936
Estee Lauder Companies Inc. Class A, The	1,200	115,632
General Mills Inc.	4,400	160,820
Green Mountain Coffee Roasters Inc. (a)	1,700	109,837
Philip Morris International Inc.	6,300	413,469
Procter & Gamble Co., The	2,800	172,480
Sysco Corp.	5,300	146,810
Wal-Mart Stores Inc.	11,000	572,550

		2,882,938

Energy (12.39%)
Alpha Natural Resources Inc. (a)	2,200	130,614
Anadarko Petroleum Corp.	5,000	409,600
Apache Corp.	3,300	432,036
Atwood Oceanics Inc. (a)	5,000	232,150
Chevron Corp.	5,700	612,351
Cimarex Energy Co.	1,400	161,336
Diamond Offshore Drilling Inc.	2,100	163,170
El Paso Corp.	13,500	243,000
EQT Corp.	7,900	394,210
Exxon Mobil Corp.	7,200	605,736
Halliburton Co.	5,100	254,184
Occidental Petroleum Corp.	3,700	386,613
SM Energy Co.	2,200	163,218
Southwestern Energy Co. (a)	5,700	244,929
Ultra Petroleum Corp. (a)	3,900	192,075

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Williams Companies Inc., The	6,300	$196,434

		4,821,656

Financials (12.52%)
ACE Ltd.	5,600	362,320
Affiliated Managers Group Inc. (a)	900	98,433
Aflac Inc.	10,400	548,912
Allstate Corp., The	6,000	190,680
Ameriprise Financial Inc.	3,100	189,348
Axis Capital Holdings Ltd.	2,700	94,284
Bank of America Corp.	28,100	374,573
Franklin Resources Inc.	4,800	600,384
JPMorgan Chase & Co.	13,500	622,350
MetLife Inc.	12,800	572,544
Moody’s Corp.	4,500	152,595
Travelers Companies Inc., The	6,600	392,568
Wells Fargo & Co.	21,300	675,210

		4,874,201

Health Care (12.23%)
Abbott Laboratories	8,300	407,115
Allergan Inc.	2,800	198,856
AmerisourceBergen Corp.	5,700	225,492
Baxter International Inc.	2,200	118,294
Bristol-Myers Squibb Co.	13,371	353,396
Covidien PLC	7,200	373,968
CR Bard Inc.	2,100	208,551
Gilead Sciences Inc. (a)	4,700	199,468
Intuitive Surgical Inc. (a)	900	300,114
Johnson & Johnson	11,100	657,675
Medtronic Inc.	4,100	161,335
Merck & Co. Inc.	6,200	204,662
Mylan Inc. (a)	8,800	199,496
Pfizer Inc.	28,600	580,866
Quest Diagnostics Inc.	3,200	184,704
Teva Pharmaceutical Industries Ltd. Sponsored ADR	7,700	386,309

		4,760,301

Industrials (10.67%)
3M Co.	1,700	158,950
Boeing Co., The	6,900	510,117
Cummins Inc.	1,900	208,278
Deere & Co.	2,300	222,847
General Dynamics Corp.	2,400	183,744
General Electric Co.	10,400	208,520
Honeywell International Inc.	6,600	394,086
Huntington Ingalls Industries Inc. (a)	450	18,675
ITT Corp.	6,100	366,305
Lockheed Martin Corp.	3,500	281,400
Northrop Grumman Corp.	2,700	169,317
Raytheon Co.	6,800	345,916
Thomas & Betts Corp. (a)	4,100	243,827

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Union Pacific Corp.	6,300	$619,479
WW Grainger Inc.	1,600	220,288

		4,151,749

Information Technology (19.91%)
Akamai Technologies Inc. (a)	6,200	235,600
Altera Corp.	4,700	206,894
Apple Inc. (a)	1,400	487,830
Arrow Electronics Inc. (a)	6,700	280,596
Atmel Corp. (a)	20,700	282,141
Cisco Systems Inc.	8,500	145,775
Cognizant Technology Solutions Corp. Class A (a)	2,500	203,500
Corning Inc.	9,600	198,048
Dell Inc. (a)	24,800	359,848
F5 Networks Inc. (a)	3,400	348,738
First Solar Inc. (a)	1,400	225,176
Google Inc. Class A (a)	450	263,794
Hewlett-Packard Co.	3,800	155,686
Intel Corp.	17,500	352,975
International Business Machines Corp.	4,300	701,201
JDS Uniphase Corp. (a)	11,100	231,324
Lam Research Corp. (a)	2,800	158,648
MasterCard Inc. Class A	800	201,376
Microsoft Corp.	21,200	537,632
NetApp Inc. (a)	3,300	158,994
Oracle Corp.	12,400	413,788
Red Hat Inc. (a)	4,100	186,099
SanDisk Corp. (a)	5,600	258,104
TE Connectivity Ltd.	11,100	386,502
Visa Inc. Class A	2,100	154,602
VMware Inc. Class A (a)	2,900	236,466
Xerox Corp.	16,500	175,725
Xilinx Inc.	6,200	203,360

		7,750,422

Materials (4.57%)
Alcoa Inc.	8,500	150,025
Ashland Inc.	3,200	184,832
Dow Chemical Co., The	10,400	392,600
E.I. du Pont de Nemours & Co.	7,800	428,766
Freeport-McMoRan Copper & Gold Inc.	5,000	277,750
Newmont Mining Corp.	2,600	141,908
Sherwin-Williams Co., The	2,400	201,576

		1,777,457

Telecommunication Services (2.25%)
AT&T Inc.	19,300	590,580
MetroPCS Communications Inc. (a)	17,500	284,200

		874,780

Utilities (2.92%)
American Electric Power Company Inc.	10,500	368,970
Dominion Resources Inc.	8,700	388,890

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Sempra Energy	7,100	$379,850

		1,137,710

Total Common Stocks
(cost $32,666,233)		38,423,991

Short-term Investments (1.10%)
JPMorgan U.S. Government Money Market Fund	428,491	428,491

Total Short-term Investments
(cost $428,491)		428,491

TOTAL INVESTMENTS (99.82%)
(cost $33,094,724)		38,852,482
OTHER ASSETS, NET OF LIABILITIES (0.18%)		70,241

NET ASSETS (100.00%)		$38,922,723

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.88%)
Consumer Discretionary (12.00%)
Blyth Inc.	3,400	$110,466
Cinemark Holdings Inc.	11,000	212,850
Dick’s Sporting Goods Inc. (a)	5,840	233,483
Dillard’s Inc. Class A	5,200	208,624
Discovery Communications Inc. Class A (a)	6,190	246,981
Fossil Inc. (a)	1,810	169,506
Gannett Co. Inc.	7,490	114,073
Gentex Corp.	6,560	198,440
Jarden Corp.	6,340	225,514
Kohl’s Corp.	2,610	138,434
Macy’s Inc.	10,050	243,813
MarineMax Inc. (a)	16,100	158,746
Marriott International Inc. Class A	6,510	231,626
Nordstrom Inc.	5,440	244,147
Pep Boys-Manny, Moe & Jack, The	11,200	142,352
Pier 1 Imports Inc. (a)	21,400	217,210
Priceline.com Inc. (a)	310	156,996
Saga Communications Inc. Class A (a)	6,400	222,592
Sally Beauty Holdings Inc. (a)	15,800	221,358
Scripps Networks Interactive Class A	3,850	192,846
Sinclair Broadcast Group Inc. Class A	25,900	324,786
Stage Stores Inc.	11,400	219,108
Tiffany & Co.	2,140	131,482
Tractor Supply Co.	2,430	145,460
TRW Automotive Holdings Corp. (a)	4,310	237,395
Urban Outfitters Inc. (a)	5,050	150,642
Valassis Communications Inc. (a)	5,100	148,614
Warnaco Group Inc., The (a)	2,000	114,380

		5,361,924

Consumer Staples (1.80%)
Church & Dwight Co. Inc.	1,900	150,746
Coca-Cola Enterprises Inc.	3,890	106,197
Craft Brewers Alliance Inc. (a)	16,300	148,493
Hansen Natural Corp. (a)	3,500	210,805
Ruddick Corp.	4,900	189,091

		805,332

Energy (9.33%)
Complete Production Services Inc. (a)	13,000	413,530
Concho Resources Inc. (a)	3,855	413,642
Dresser-Rand Group Inc. (a)	3,090	165,686
Energy XXI (Bermuda) Ltd. (a)	5,080	173,228
Hercules Offshore Inc. (a)	71,500	472,615
International Coal Group Inc. (a)	23,500	265,550
Knightsbridge Tankers Ltd.	9,100	227,864
Oceaneering International Inc. (a)	1,520	135,964
Petroleum Development Corp. (a)	4,900	235,249
Pioneer Drilling Co. (a)	29,000	400,200
Pioneer Natural Resources Co.	3,960	403,603
SM Energy Co.	3,880	287,857
Unit Corp. (a)	2,350	145,582

	Shares	Value
Common Stocks (Cont.)
Energy (cont.)
Whiting Petroleum Corp. (a)	5,820	$427,479

		4,168,049

Financials (23.62%)
Advance America Cash Advance Centers Inc.	36,100	191,330
Affiliated Managers Group Inc. (a)	2,990	327,016
Ameriprise Financial Inc.	7,540	460,543
AmTrust Financial Services Inc.	11,300	215,491
BancFirst Corp.	2,000	85,360
BioMed Realty Trust Inc.	10,930	207,889
Calamos Asset Management Inc. Class A	6,700	111,153
Cardinal Financial Corp.	16,400	191,224
CB Richard Ellis Group Inc. Class A (a)	10,200	272,340
Charles Schwab Corp., The	8,330	150,190
City Holding Co.	5,900	208,624
Discover Financial Services	12,420	299,570
Employers Holdings Inc.	14,100	291,306
ESSA Bancorp Inc.	13,100	172,920
EZCORP Inc. Class A (a)	9,100	285,649
First Industrial Realty Trust Inc. (a)	33,700	400,693
First Niagara Financial Group Inc.	14,440	196,095
Flagstar Bancorp Inc. (a)	90,200	135,300
Franklin Resources Inc.	2,510	313,951
Gramercy Capital Corp. (a)	46,300	196,312
Harleysville Group Inc.	5,800	192,154
Host Hotels & Resorts Inc.	11,220	197,584
Infinity Property & Casualty Corp.	3,600	214,164
IntercontinentalExchange Inc. (a)	1,110	137,129
Jones Lang LaSalle Inc.	1,890	188,509
Meadowbrook Insurance Group Inc.	15,900	164,565
Merchants Bancshares Inc.	2,200	58,256
MPG Office Trust Inc. (a)	57,200	212,212
Nelnet Inc. Class A	7,900	172,457
Newcastle Investment Corp. (a)	31,500	190,260
Ocwen Financial Corp. (a)	19,500	214,890
One Liberty Properties Inc.	20,763	313,106
PNC Financial Services Group Inc.	1,770	111,492
ProAssurance Corp. (a)	2,700	171,099
Raymond James Financial Inc.	6,790	259,650
Retail Opportunity Investments Corp.	18,400	201,296
RLI Corp.	2,600	149,890
Sabra Health Care REIT Inc.	5,300	93,333
Safety Insurance Group Inc.	6,000	276,660
Signature Bank (a)	4,080	230,112
Southwest Bancorp Inc. (a)	11,600	164,604
Stifel Financial Corp. (a)	2,190	157,220
T Rowe Price Group Inc.	5,620	373,280
United Financial Bancorp Inc.	11,700	193,167
Unitrin Inc.	7,300	225,424
Universal Insurance Holdings Inc.	18,400	99,728
Weingarten Realty Investors	5,021	125,826
Winthrop Realty Trust	13,000	159,250

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
World Acceptance Corp. (a)	5,800	$378,160
WSFS Financial Corp.	4,500	211,951

		10,550,384

Health Care (7.93%)
Agilent Technologies Inc. (a)	4,200	188,076
Alexion Pharmaceuticals Inc. (a)	1,140	112,495
Allscripts Healthcare Solutions Inc. (a)	10,530	221,025
AmerisourceBergen Corp.	3,650	144,394
Analogic Corp.	4,100	231,855
Cooper Companies Inc., The	1,300	90,285
Healthspring Inc. (a)	11,200	418,544
Hill-Rom Holdings Inc.	2,580	97,988
Intuitive Surgical Inc. (a)	540	180,068
Invacare Corp.	6,200	192,944
Kindred Healthcare Inc. (a)	6,400	152,832
Life Technologies Corp. (a)	1,570	82,299
Medicines Co., The (a)	11,800	192,222
Mylan Inc. (a)	5,680	128,766
Perrigo Co.	2,720	216,294
PharMerica Corp. (a)	8,700	99,528
ResMed Inc. (a)	3,400	102,000
Shire PLC ADR	1,570	136,747
SXC Health Solutions Corp. (a)	3,610	197,828
Triple-S Management Corp. Class B (a)	5,300	109,074
United Therapeutics Corp. (a)	2,590	173,582
Valeant Pharmaceuticals International Inc.	1,480	73,720

		3,542,566

Industrials (16.46%)
Alaska Air Group Inc. (a)	5,780	366,568
AMERCO (a)	2,300	223,100
AMETEK Inc.	3,097	135,865
BE Aerospace Inc. (a)	7,740	275,002
Ceradyne Inc. (a)	8,100	365,148
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	9,860	400,908
Cummins Inc.	1,550	169,911
Dover Corp.	5,230	343,820
Esterline Technologies Corp. (a)	3,500	247,520
Expeditors International of Washington Inc.	4,490	225,129
Flowserve Corp.	700	90,160
Great Lakes Dredge & Dock Co.	25,200	192,276
International Shipholding Corp.	4,800	119,520
J.B. Hunt Transport Services Inc.	1,480	67,222
Kansas City Southern (a)	3,500	190,575
Kennametal Inc.	7,570	295,230
Layne Christensen Co. (a)	5,700	196,650
M & F Worldwide Corp. (a)	6,200	155,744
Manpower Inc.	3,300	207,504
MasTec Inc. (a)	13,000	270,400
MSC Industrial Direct Company Inc. Class A	4,300	294,421
Mueller Industries Inc.	6,200	227,044

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Nordson Corp.	1,700	$195,602
PACCAR Inc.	2,870	150,244
Precision Castparts Corp.	1,275	187,654
Republic Airways Holdings Inc. (a)	24,500	157,535
Rockwell Automation Inc.	2,760	261,234
SkyWest Inc.	8,200	138,744
Snap-on Inc.	1,130	67,868
Timken Co., The	5,200	271,960
UniFirst Corp.	3,700	196,137
United Rentals Inc. (a)	9,700	322,816
US Airways Group Inc. (a)	19,200	167,232
WABCO Holdings Inc. (a)	2,860	176,290

		7,353,033

Information Technology (13.19%)
Alliance Data Systems Corp. (a)	5,040	432,886
ANSYS Inc. (a)	2,655	143,874
Aruba Networks Inc. (a)	3,860	130,622
Autodesk Inc. (a)	4,290	189,232
Avago Technologies Ltd.	4,500	139,950
Broadcom Corp. Class A	5,345	210,486
Brooks Automation Inc. (a)	13,600	186,728
Check Point Software Technologies Ltd. (a)	4,865	248,364
Citrix Systems Inc. (a)	1,680	123,413
Cognizant Technology Solutions Corp. Class A (a)	2,200	179,080
Cypress Semiconductor Corp. (a)	6,750	130,815
EMCORE Corp. (a)	90,200	232,716
F5 Networks Inc. (a)	1,490	152,829
Insight Enterprises Inc. (a)	10,900	185,627
Intuit Inc. (a)	3,910	207,621
Juniper Networks Inc. (a)	5,060	212,925
Lattice Semiconductor Corp. (a)	32,600	192,340
Marvell Technology Group Ltd. (a)	4,795	74,562
Mercury Computer Systems Inc. (a)	14,000	296,240
MICROS Systems Inc. (a)	3,310	163,613
NetApp Inc. (a)	2,380	114,668
Netlogic Microsystems Inc. (a)	3,010	126,480
OSI Systems Inc. (a)	5,300	198,909
Photronics Inc. (a)	35,700	320,229
Polycom Inc. (a)	2,690	139,476
Power-One Inc. (a)	22,900	200,375
Red Hat Inc. (a)	2,670	121,191
Richardson Electronics Ltd.	26,000	342,680
Riverbed Technology Inc. (a)	1,750	65,888
TIBCO Software Inc. (a)	5,300	144,425
Trimble Navigation Ltd. (a)	3,670	185,482
Unisys Corp. (a)	3,100	96,779

		5,890,505

Materials (8.23%)
Albemarle Corp.	4,560	272,551
Arch Chemicals Inc.	5,200	216,268
CF Industries Holdings Inc.	2,590	354,286

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (cont.)
Ferro Corp. (a)	13,200	$218,988
FMC Corp.	2,450	208,078
Georgia Gulf Corp. (a)	4,000	148,000
International Flavors & Fragrances Inc.	3,240	201,852
Kaiser Aluminum Corp.	4,800	236,400
Nalco Holding Co.	2,130	58,170
P. H. Glatfelter Co.	12,100	161,172
PolyOne Corp.	11,000	156,310
Quaker Chemical Corp.	4,900	196,833
Rock-Tenn Co. Class A	3,500	242,725
Valspar Corp.	3,390	132,549
Walter Energy Inc.	2,190	296,592
Westlake Chemical Corp.	4,700	264,140
Yamana Gold Inc.	25,310	311,567

		3,676,481

Telecommunication Services (2.45%)
American Tower Corp. Class A (a)	3,620	187,588
General Communication Inc. Class A (a)	18,800	205,672
IDT Corp. Class B	10,800	291,060
SBA Communications Corp. Class A (a)	4,000	158,720
Vonage Holdings Corp. (a)	55,100	251,256

		1,094,296

Utilities (2.87%)
AES Corp., The (a)	24,930	324,090
Aqua America Inc.	2,830	64,779
Chesapeake Utilities Corp.	3,800	158,156
Cleco Corp.	6,700	229,743
El Paso Electric Co. (a)	7,300	221,920
ITC Holdings Corp.	4,015	280,648

		1,279,336

Total Common Stocks
(cost $33,732,467)		43,721,906

Registered Investment Companies (0.89%)
Financials (0.89%)
Arlington Asset Investment Corp. Class A	6,100	185,684
BlackRock Kelso Capital Corp.	8,300	84,079
Prospect Capital Corp.	10,600	129,426

		399,189

Total Registered Investment Companies
(cost $325,736)		399,189

	Shares	Value
Short-term Investments (1.71%)
JPMorgan U.S. Government Money Market Fund	762,962	$762,962

Total Short-term Investments
(cost $762,962)		762,962

TOTAL INVESTMENTS (100.48%)
(cost $34,821,165)		44,884,057
LIABILITIES, NET OF OTHER ASSETS (-0.48%)		(216,266)

NET ASSETS (100.00%)		$44,667,791

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (93.43%)
Argentina (0.68%)
MercadoLibre Inc.	3,429	$279,909

Australia (1.02%)
BHP Billiton PLC	10,678	421,389

Austria (0.78%)
Erste Group Bank AG	6,340	319,912

Belgium (1.24%)
Anheuser-Busch InBev NV	8,955	510,117

Brazil (5.01%)
Anhanguera Educacional Participacoes SA	6,100	149,376
BR Malls Participacoes SA	44,800	466,481
Itau Unibanco Holding SA ADR	17,080	410,773
OGX Petroleo e Gas Participacoes SA (a)	85,700	1,031,455

		2,058,085

Canada (2.60%)
Canadian National Railway Co.	6,922	521,019
Pacific Rubiales Energy Corp.	11,366	315,364
Teck Resources Ltd. Class B	4,382	232,275

		1,068,658

China (3.25%)
Baidu Inc. Sponsored ADR (a)	1,611	222,012
China Life Insurance Co. Ltd. H	54,000	202,711
China Mobile Ltd.	31,000	285,548
China Pacific Insurance (Group)
Company Ltd. H	8,200	34,419
PetroChina Company Ltd. H	166,000	252,676
SINA Corp. (a)	1,988	212,795
Youku.com Inc. Sponsored ADR (a)	2,665	126,615

		1,336,776

Denmark (4.05%)
A P Moller-Maersk A/S Class B	23	216,352
Novo Nordisk A/S Class B	8,238	1,034,995
Novozymes A/S B Shares	1,336	204,544
Pandora A/S (a)	4,071	207,760

		1,663,651

France (12.03%)
Accor SA	9,727	437,057
AXA SA	14,732	307,849
BNP Paribas	11,077	810,190
Compagnie de Saint-Gobain	3,212	196,671
DANONE SA	4,916	321,142
Essilor International SA	1,155	85,771
JC Decaux SA (a)	6,500	218,134
L’Oreal SA	2,200	256,286
Pernod Ricard SA	6,201	579,133
Publicis Groupe	5,574	312,622

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Schneider Electric SA	6,029	$1,030,442
Societe Generale	1,500	97,468
Unibail-Rodamco SE	1,353	293,086

		4,945,851

Germany (6.79%)
Adidas AG	3,236	203,873
Allianz SE Reg.	1,775	249,113
BASF SE	8,208	709,924
Daimler AG Registered Shares (a)	3,416	241,331
Linde AG	3,400	537,019
Siemens AG Reg.	3,178	435,568
ThyssenKrupp AG	10,162	415,198

		2,792,026

Hong Kong (3.86%)
Cheung Kong Holdings Ltd.	23,000	374,928
CNOOC Ltd.	96,000	241,896
Hang Lung Properties Ltd.	69,000	302,042
Hong Kong Exchanges & Clearing Ltd.	1,000	22,086
Li & Fung Ltd.	126,000	644,696

		1,585,648

India (1.18%)
ICICI Bank Ltd. Sponsored ADR	9,705	483,600

Ireland (0.19%)
CRH PLC	3,436	78,886

Italy (0.48%)
Eni SpA	8,000	196,481

Japan (11.82%)
Canon Inc.	11,800	513,537
Daikin Industries Ltd.	3,900	116,794
DeNA Co. Ltd.	7,200	260,111
FamilyMart Co. Ltd.	7,200	270,498
Fanuc Corp.	6,000	908,151
Honda Motor Co. Ltd.	13,900	522,211
Japan Tobacco Inc.	79	285,397
Komatsu Ltd.	21,200	720,005
Marubeni Corp.	55,000	396,069
Sumitomo Realty & Development Co. Ltd.	16,000	320,077
Toshiba Corp.	62,000	303,366
Yamada Denki Co. Ltd.	3,600	242,799

		4,859,015

Luxembourg (0.84%)
Millicom International Cellular S.A.	3,589	345,154

Malaysia (1.60%)
Genting Berhad	98,400	358,675

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (Cont.)
Sime Darby Berhad	98,000	$298,651

		657,326

Netherlands (3.92%)
ASML Holding NV (a)	11,995	528,678
LyondellBasell Industries NV Class A (a)	9,998	395,421
Royal Dutch Shell PLC Class A	9,040	328,550
Sensata Technologies Holding NV (a)	10,355	359,630

		1,612,279

Norway (0.66%)
Statoil ASA	9,800	271,658

Singapore (1.37%)
DBS Group Holdings Ltd.	25,991	301,871
United Overseas Bank Ltd.	17,489	260,844

		562,715

South Africa (0.40%)
AngloGold Ashanti Ltd. Sponsored ADR	3,400	163,030

Spain (3.41%)
Banco Bilbao Vizcaya Argentaria SA	17,924	217,466
Banco Santander SA (Madrid)	17,083	198,328
Criteria Caixacorp SA	29,505	208,111
Industria de Diseno Textil SA	6,570	527,189
Telefonica SA	9,963	249,422

		1,400,516

Sweden (3.59%)
Atlas Copco AB Class A	20,900	555,620
Investor AB B Shares	9,000	218,445
Sandvik AB	17,098	322,624
Telefonaktiebolaget LM Ericsson B Shares	13,203	170,269
Volvo AB B Shares (a)	12,000	211,030

		1,477,988

Switzerland (9.35%)
ABB Ltd. Reg. (a)	13,723	329,591
Compagnie Financiere Richemont SA Class A	7,151	413,022
Holcim Ltd. Reg.	4,123	310,628
Julius Baer Group Ltd.	7,024	304,821
Nestle SA Reg.	11,923	683,447
Novartis AG	2,313	125,459
Roche Holding AG	2,187	312,395
Swatch Group AG, The	1,474	651,705
Syngenta AG Reg.	1,016	330,186
UBS AG Reg. (a)	17,300	310,402
Zurich Financial Services AG	261	73,055

		3,844,711

	Shares	Value
Common Stocks (Cont.)
United Kingdom (12.05%)
Anglo American PLC	8,003	$411,728
ARM Holdings PLC	25,110	231,619
Barclays PLC	115,156	512,727
BG Group PLC	14,994	373,068
British American Tobacco PLC	9,918	398,079
Diageo PLC	18,486	351,414
Imperial Tobacco Group PLC	9,309	287,768
Rolls-Royce Group PLC (a)	23,150	229,879
Standard Chartered PLC	28,579	741,336
Tesco PLC	49,840	304,622
Tullow Oil PLC	13,888	322,602
Xstrata PLC	33,716	788,050

		4,952,892

United States (1.26%)
Citigroup Inc. (a)	116,984	517,069

Total Common Stocks
(cost $32,310,652)		38,405,342

Preferred Stocks (3.86%)
Brazil (3.86%)
Banco Bradesco SA Pfd.	22,868	467,123
Petroleo Brasileiro SA Pfd.	31,300	546,573
Suzano Papel e Celulose SA	27,250	251,194
Vale SA Pfd. Class A	11,000	319,291

		1,584,181

Total Preferred Stocks
(cost $1,586,105)		1,584,181

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Repurchase Agreement (2.46%)
State Street Bank & Trust Repurchase Agreement, (b) 0.010%, agreement date 03/31/2011, to be repurchased at $1,012,363 on 04/01/2011	$1,012,363	$1,012,363

Total Repurchase Agreement
(cost $1,012,363)		1,012,363

TOTAL INVESTMENTS (99.75%)
(cost $34,909,120)		41,001,886
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.25%)		102,935

NET ASSETS (100.00%)		$41,104,821

(a)	Non-income producing security.

(b)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 3.00%, a maturity date of November 25, 2040 and a market value of $1,037,525 as of March 31, 2011.

ADR - American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$11,101,017	27.07
British Pound	5,374,281	13.11
United States Dollar	5,049,390	12.32
Japanese Yen	4,859,015	11.85
Swiss Franc	3,844,711	9.38
Brazilian Real	3,231,493	7.88
Hong Kong Dollar	2,361,002	5.76
Danish Krone	1,663,651	4.06
Swedish Krona	1,477,988	3.60
Malaysian Ringgit	657,326	1.60
Singapore Dollar	562,715	1.37
Canadian Dollar	547,639	1.34
Norwegian Krone	271,658	0.66

Total Investments	$41,001,886	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$9,026,333	21.96
Industrials	6,848,096	16.66
Materials	5,568,763	13.55
Consumer Discretionary	5,390,561	13.11
Consumer Staples	4,247,903	10.34
Energy	3,880,323	9.44
Information Technology	2,588,800	6.30
Health Care	1,558,620	3.79
Telecommunication Services	880,124	2.14

Total Stocks	39,989,523	97.29
Repurchase Agreement	1,012,363	2.46
Cash and Other Assets, Net of Liabilities	102,935	0.25

Net Assets	$41,104,821	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (99.24%)
Consumer Discretionary (10.36%)
Abercrombie & Fitch Co. Class A	3,645	$213,962
Amazon.com Inc. (a)	14,548	2,620,531
Apollo Group Inc. Class A (a)	5,113	213,263
AutoNation Inc. (a)	2,648	93,660
AutoZone Inc. (a)	1,096	299,822
Bed Bath & Beyond Inc. (a)	10,290	496,698
Best Buy Company Inc.	13,421	385,451
Big Lots Inc. (a)	3,178	138,021
Cablevision Systems Corp. Class A	9,423	326,130
CarMax Inc. (a)	9,210	295,641
Carnival Corp.	17,661	677,476
CBS Corp. Class B	27,433	686,922
Coach Inc.	12,141	631,818
Comcast Corp. Class A	113,353	2,802,086
Darden Restaurants Inc.	5,539	272,131
DeVry Inc.	2,481	136,629
DIRECTV Class A (a)	32,392	1,515,946
Discovery Communications Inc. Class A (a)	11,398	454,780
DR Horton Inc.	11,205	130,538
Expedia Inc.	8,253	187,013
Family Dollar Stores Inc.	5,161	264,863
Ford Motor Co. (a)	154,455	2,302,924
Fortune Brands Inc.	6,271	388,112
GameStop Corp. Class A (a)	6,296	141,786
Gannett Co. Inc.	9,858	150,137
GAP Inc., The	17,964	407,064
Genuine Parts Co.	6,518	349,626
Goodyear Tire & Rubber Co., The (a)	9,731	145,770
H&R Block Inc.	12,319	206,220
Harley-Davidson Inc.	9,676	411,133
Harman International Industries Inc.	2,803	131,236
Hasbro Inc.	5,657	264,974
Home Depot Inc.	66,926	2,480,278
International Game Technology	12,421	201,593
Interpublic Group of Companies Inc., The	19,975	251,086
J.C. Penney Company Inc.	9,703	348,435
Johnson Controls Inc.	27,654	1,149,577
Kohl’s Corp.	11,913	631,866
Leggett & Platt Inc.	6,139	150,406
Lennar Corp.	6,691	121,241
Limited Brands Inc.	10,788	354,709
Lowe’s Companies Inc.	56,203	1,485,445
Macy’s Inc.	17,186	416,932
Marriott International Inc. Class A	11,869	422,299
Mattel Inc.	14,221	354,530
McDonald’s Corp.	42,595	3,241,054
McGraw-Hill Companies Inc., The	12,465	491,121
Netflix Inc. (a)	1,793	425,533
Newell Rubbermaid Inc.	12,074	230,976
News Corp. Class A	93,025	1,633,519
NIKE Inc. Class B	15,658	1,185,311
Nordstrom Inc.	6,940	311,467
Omnicom Group Inc.	11,589	568,556
O’Reilly Automotive Inc. (a)	5,763	331,142
Polo Ralph Lauren Corp.	2,652	327,920

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Priceline.com Inc. (a)	2,014	$1,019,970
Pulte Group Inc. (a)	14,138	104,621
RadioShack Corp.	4,027	60,445
Ross Stores Inc.	4,870	346,354
Scripps Networks Interactive Class A	3,749	187,787
Sears Holdings Corp. (a)	1,752	144,803
Stanley Black & Decker Inc.	6,827	522,948
Staples Inc.	29,589	574,618
Starbucks Corp.	30,461	1,125,534
Starwood Hotels & Resorts Worldwide Inc.	7,847	456,068
Target Corp.	28,836	1,442,088
Tiffany & Co.	5,069	311,439
Time Warner Cable Inc.	14,015	999,830
Time Warner Inc.	44,611	1,592,613
TJX Companies Inc.	16,206	805,924
Urban Outfitters Inc. (a)	5,208	155,355
VF Corp.	3,531	347,909
Viacom Inc. Class B	24,366	1,133,506
Walt Disney Co., The	77,543	3,341,328
Washington Post Co., The	221	96,701
Whirlpool Corp.	3,162	269,908
Wyndham Worldwide Corp.	7,016	223,179
Wynn Resorts Ltd.	3,085	392,566
Yum! Brands Inc.	19,019	977,196

		51,490,049

Consumer Staples (10.13%)
Altria Group Inc.	85,197	2,217,678
Archer-Daniels-Midland Co.	26,105	940,041
Avon Products Inc.	17,642	477,040
Brown-Forman Corp. Class B	4,217	288,021
Campbell Soup Co.	7,441	246,372
Clorox Co.	5,548	388,748
Coca-Cola Co., The	93,675	6,215,336
Coca-Cola Enterprises Inc.	13,326	363,800
Colgate-Palmolive Co.	20,166	1,628,606
ConAgra Foods Inc.	17,844	423,795
Constellation Brands Inc. (a)	6,906	140,054
Costco Wholesale Corp.	17,824	1,306,856
CVS Caremark Corp.	55,865	1,917,287
Dean Foods Co. (a)	7,783	77,830
Dr. Pepper Snapple Group Inc.	9,160	340,386
Estee Lauder Companies Inc. Class A, The	4,675	450,483
General Mills Inc.	25,900	946,645
H.J. Heinz Co.	13,130	641,007
Hershey Co., The	6,301	342,459
Hormel Foods Corp.	5,764	160,470
J.M. Smucker Co., The	4,875	348,026
Kellogg Co.	10,371	559,827
Kimberly-Clark Corp.	16,506	1,077,347
Kraft Foods Inc. Class A	71,412	2,239,480
Kroger Co., The	25,824	619,001
Lorillard Inc.	5,938	564,169
McCormick & Co. Inc.	5,523	264,165

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Mead Johnson Nutrition Co. Class A	8,408	$487,075
Molson Coors Brewing Co. Class B	6,487	304,175
PepsiCo Inc.	64,780	4,172,480
Philip Morris International Inc.	73,374	4,815,536
Procter & Gamble Co., The	114,361	7,044,638
Reynolds American Inc.	13,808	490,598
Safeway Inc.	14,886	350,416
Sara Lee Corp.	25,374	448,359
Supervalu Inc.	8,635	77,111
Sysco Corp.	23,809	659,509
Tyson Foods Inc.	12,394	237,841
Walgreen Co.	37,654	1,511,432
Wal-Mart Stores Inc.	79,994	4,163,688
Whole Foods Market Inc.	5,975	393,751

		50,341,538

Energy (13.16%)
Anadarko Petroleum Corp.	20,322	1,664,778
Apache Corp.	15,586	2,040,519
Baker Hughes Inc.	17,732	1,302,061
Cabot Oil & Gas Corp.	4,296	227,559
Cameron International Corp. (a)	9,994	570,657
Chesapeake Energy Corp.	26,852	900,079
Chevron Corp.	81,965	8,805,500
ConocoPhillips	58,370	4,661,428
CONSOL Energy Inc.	9,226	494,790
Denbury Resources Inc. (a)	16,251	396,524
Devon Energy Corp.	17,431	1,599,643
Diamond Offshore Drilling Inc.	2,801	217,638
El Paso Corp.	28,928	520,704
EOG Resources Inc.	10,973	1,300,410
EQT Corp.	6,053	302,045
Exxon Mobil Corp.	202,465	17,033,380
FMC Technologies Inc. (a)	4,948	467,487
Halliburton Co.	37,294	1,858,733
Helmerich & Payne Inc.	4,342	298,252
Hess Corp.	12,304	1,048,424
Marathon Oil Corp.	29,092	1,550,895
Massey Energy Co.	4,224	288,753
Murphy Oil Corp.	7,887	579,064
Nabors Industries Ltd. (a)	11,623	353,107
National-Oilwell Varco Inc.	17,187	1,362,413
Newfield Exploration Co. (a)	5,485	416,915
Noble Corp.	10,176	464,229
Noble Energy Inc.	7,217	697,523
Occidental Petroleum Corp.	33,190	3,468,023
Peabody Energy Corp.	11,047	794,942
Pioneer Natural Resources Co.	4,760	485,139
QEP Resources Inc.	7,199	291,847
Range Resources Corp.	6,531	381,802
Rowan Companies Inc. (a)	5,249	231,901
Schlumberger Ltd.	55,568	5,182,272
Southwestern Energy Co. (a)	14,289	613,998
Spectra Energy Corp.	26,433	718,449
Sunoco Inc.	4,847	220,975
Tesoro Corp. (a)	5,706	153,092

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	23,221	$692,450
Williams Companies Inc., The	23,936	746,326

		65,404,726

Financials (15.64%)
ACE Ltd.	13,695	886,066
Aflac Inc.	19,102	1,008,204
Allstate Corp., The	21,619	687,052
American Express Co.	42,705	1,930,266
American International Group Inc. (a)	5,824	204,655
Ameriprise Financial Inc.	9,979	609,517
Aon Corp.	13,583	719,356
Apartment Investment and Management Co.	4,765	121,365
Assurant Inc.	3,974	153,039
AvalonBay Communities Inc.	3,493	419,439
Bank of America Corp.	413,266	5,508,836
Bank of New York Mellon Corp.	50,864	1,519,308
BB&T Corp.	28,336	777,823
Berkshire Hathaway Inc. Class B (a)	70,678	5,910,801
Boston Properties Inc.	5,823	552,312
Capital One Financial Corp.	18,738	973,626
CB Richard Ellis Group Inc. Class A (a)	11,891	317,490
Charles Schwab Corp., The	40,781	735,281
Chubb Corp.	12,048	738,663
Cincinnati Financial Corp.	6,656	218,317
Citigroup Inc. (a)	1,186,414	5,243,935
CME Group Inc.	2,736	825,041
Comerica Inc.	7,218	265,045
Discover Financial Services	22,263	536,984
E*TRADE Financial Corp. (a)	9,034	141,201
Equity Residential	12,004	677,146
Federated Investors Inc. Class B	3,832	102,506
Fifth Third Bancorp	37,486	520,306
First Horizon National Corp.	10,847	121,595
Franklin Resources Inc.	5,908	738,973
Genworth Financial Inc. Class A (a)	20,008	269,308
Goldman Sachs Group Inc., The	21,253	3,367,963
Hartford Financial Services Group Inc.	18,261	491,769
HCP Inc.	16,373	621,192
Healthcare Realty Trust Inc.	7,192	377,148
Host Hotels & Resorts Inc.	27,783	489,259
Hudson City Bancorp Inc.	21,240	205,603
Huntington Bancshares Inc.	35,891	238,316
IntercontinentalExchange Inc. (a)	3,023	373,461
Invesco Ltd.	18,758	479,454
Janus Capital Group Inc.	7,451	92,914
JPMorgan Chase & Co.	162,654	7,498,349
KeyCorp	35,966	319,378
Kimco Realty Corp.	16,562	303,747
Legg Mason Inc.	6,218	224,408
Leucadia National Corp.	8,081	303,361
Lincoln National Corp.	12,970	389,619
Loews Corp.	12,877	554,870
M&T Bank Corp.	4,891	432,707
Marsh & McLennan Companies Inc.	22,040	657,012

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marshall & Ilsley Corp.	21,811	$174,270
MetLife Inc.	43,084	1,927,147
Moody’s Corp.	8,236	279,283
Morgan Stanley	63,111	1,724,193
NASDAQ OMX Group Inc., The (a)	6,115	158,012
Northern Trust Corp.	9,961	505,521
NYSE Euronext	10,665	375,088
People’s United Financial Inc.	15,101	189,971
Plum Creek Timber Co. Inc.	6,483	282,724
PNC Financial Services Group Inc.	21,399	1,347,923
Principal Financial Group Inc.	13,025	418,233
Progressive Corp., The	26,713	564,446
ProLogis	23,292	372,206
Prudential Financial Inc.	19,867	1,223,410
Public Storage	5,707	632,963
Regions Financial Corp.	51,316	372,554
Simon Property Group Inc.	12,126	1,299,422
SLM Corp. (a)	21,515	329,180
State Street Corp.	20,587	925,180
Suntrust Banks Inc.	20,436	589,374
T Rowe Price Group Inc.	10,575	702,392
Torchmark Corp.	3,163	210,276
Travelers Companies Inc., The	17,594	1,046,491
Unum Group	12,798	335,948
US Bancorp	78,277	2,068,861
Ventas Inc.	6,652	361,204
Vornado Realty Trust	6,697	585,988
Wells Fargo & Co.	215,106	6,818,860
Weyerhaeuser Co.	22,074	543,020
XL Group PLC	12,680	311,928
Zions Bancorporation	7,363	169,801

		77,699,855

Health Care (10.98%)
Abbott Laboratories	63,172	3,098,587
Aetna Inc.	15,688	587,202
Agilent Technologies Inc. (a)	14,113	631,980
Allergan Inc.	12,468	885,477
AmerisourceBergen Corp.	11,200	443,072
Amgen Inc. (a)	38,066	2,034,628
Baxter International Inc.	23,651	1,271,714
Becton Dickinson and Co.	9,024	718,491
Biogen Idec Inc. (a)	9,837	721,937
Boston Scientific Corp. (a)	62,202	447,232
Bristol-Myers Squibb Co.	69,497	1,836,806
Cardinal Health Inc.	14,258	586,432
CareFusion Corp. (a)	9,272	261,470
Celgene Corp. (a)	18,975	1,091,632
Cephalon Inc. (a)	3,157	239,237
Cerner Corp. (a)	2,928	325,594
Cigna Corp.	11,178	494,962
Coventry Health Care Inc. (a)	6,177	196,985
Covidien PLC	20,157	1,046,955
CR Bard Inc.	3,469	344,506
DaVita Inc. (a)	3,913	334,601
DENTSPLY International Inc.	5,732	212,027

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Edwards Lifesciences Corp. (a)	4,685	$407,595
Eli Lilly & Co.	41,610	1,463,424
Express Scripts Inc. (a)	21,571	1,199,563
Forest Laboratories Inc. (a)	11,689	377,555
Genzyme Corp. (a)	10,665	812,140
Gilead Sciences Inc. (a)	32,462	1,377,687
Hospira Inc. (a)	6,717	370,778
Humana Inc. (a)	6,870	480,488
Intuitive Surgical Inc. (a)	1,594	531,535
Johnson & Johnson	111,677	6,616,862
Laboratory Corp. of America Holdings (a)	4,114	379,023
Life Technologies Corp. (a)	7,342	384,868
McKesson Corp.	10,378	820,381
Medco Health Solutions Inc. (a)	16,507	927,033
Medtronic Inc.	43,654	1,717,785
Merck & Co. Inc.	125,888	4,155,563
Mylan Inc. (a)	17,714	401,576
Patterson Companies Inc.	4,046	130,241
PerkinElmer Inc.	4,657	122,339
Pfizer Inc.	326,440	6,629,996
Quest Diagnostics Inc.	6,361	367,157
St. Jude Medical Inc.	13,283	680,887
Stryker Corp.	13,732	834,906
Tenet Healthcare Corp. (a)	20,354	151,637
Thermo Fisher Scientific Inc. (a)	15,941	885,523
UnitedHealth Group Inc.	44,648	2,018,090
Varian Medical Systems Inc. (a)	4,902	331,571
Waters Corp. (a)	3,721	323,355
Watson Pharmaceuticals Inc. (a)	5,212	291,924
WellPoint Inc.	15,327	1,069,671
Zimmer Holdings Inc. (a)	7,838	474,433

		54,547,113

Industrials (11.17%)
3M Co.	29,060	2,717,110
Avery Dennison Corp.	4,429	185,841
Boeing Co., The	30,064	2,222,632
Caterpillar Inc.	26,084	2,904,453
CH Robinson Worldwide Inc.	6,704	496,968
Cintas Corp.	5,244	158,736
CSX Corp.	15,118	1,188,275
Cummins Inc.	8,078	885,510
Danaher Corp.	22,071	1,145,485
Deere & Co.	17,188	1,665,345
Dover Corp.	7,631	501,662
Dun & Bradstreet Corp.	2,006	160,961
Eaton Corp.	13,899	770,561
Emerson Electric Co.	30,862	1,803,267
Equifax Inc.	4,954	192,463
Expeditors International of Washington Inc.	8,664	434,413
Fastenal Co.	6,023	390,471
FedEx Corp.	12,903	1,207,076
Flowserve Corp.	2,279	293,535
Fluor Corp.	7,183	529,100

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
General Dynamics Corp.	15,213	$1,164,707
General Electric Co.	433,552	8,692,718
Goodrich Corp.	5,115	437,486
Honeywell International Inc.	32,017	1,911,735
Illinois Tool Works Inc.	20,337	1,092,504
Ingersoll-Rand PLC	13,457	650,108
Iron Mountain Inc.	8,085	252,495
ITT Corp.	7,476	448,934
Jacobs Engineering Group Inc. (a)	5,048	259,619
Joy Global Inc.	4,279	422,808
L-3 Communications Holdings Inc.	4,560	357,094
Lockheed Martin Corp.	11,709	941,404
Masco Corp.	14,362	199,919
Norfolk Southern Corp.	14,535	1,006,839
Northrop Grumman Corp.	11,912	747,002
PACCAR Inc.	14,957	782,999
Pall Corp.	4,720	271,919
Parker Hannifin Corp.	6,630	627,728
Pitney Bowes Inc.	8,354	214,614
Precision Castparts Corp.	5,857	862,033
Quanta Services Inc. (a)	8,963	201,040
Raytheon Co.	14,679	746,721
Republic Services Inc.	12,563	377,392
Robert Half International Inc.	5,879	179,897
Rockwell Automation Inc.	5,827	551,526
Rockwell Collins Inc.	6,338	410,893
Roper Industries Inc.	3,893	336,589
RR Donnelley & Sons Co.	8,662	163,885
Ryder System Inc.	2,171	109,853
Snap-On Inc.	2,364	141,982
Southwest Airlines Co.	30,524	385,518
Stericycle Inc. (a)	3,487	309,192
Textron Inc.	11,182	306,275
Tyco International Ltd.	19,335	865,628
Union Pacific Corp.	20,045	1,971,025
United Parcel Service Inc. Class B	40,306	2,995,542
United Technologies Corp.	37,579	3,181,062
Waste Management Inc.	19,513	728,615
WW Grainger Inc.	2,410	331,806

		55,492,970

Information Technology (17.94%)
Adobe Systems Inc. (a)	20,532	680,841
Advanced Micro Devices Inc. (a)	23,510	202,186
Akamai Technologies Inc. (a)	7,642	290,396
Altera Corp.	13,065	575,121
Amphenol Corp. Class A	7,147	388,725
Analog Devices Inc.	12,234	481,775
Apple Inc. (a)	37,618	13,107,992
Applied Materials Inc.	53,717	839,060
Autodesk Inc. (a)	9,310	410,664
Automatic Data Processing Inc.	20,270	1,040,054
BMC Software Inc. (a)	7,305	363,351
Broadcom Corp. Class A	19,418	764,681
CA Inc.	15,630	377,933
Cisco Systems Inc.	225,694	3,870,652

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Citrix Systems Inc. (a)	7,665	$563,071
Cognizant Technology Solutions Corp. Class A (a)	12,446	1,013,104
Computer Sciences Corp.	6,323	308,120
Compuware Corp. (a)	8,870	102,448
Corning Inc.	64,085	1,322,074
Dell Inc. (a)	68,865	999,231
eBay Inc. (a)	46,639	1,447,675
Electronic Arts Inc. (a)	13,651	266,604
EMC Corp. (a)	84,465	2,242,546
F5 Networks Inc. (a)	3,276	336,019
Fidelity National Information Services Inc.	10,871	355,373
First Solar Inc. (a)	2,205	354,652
Fiserv Inc. (a)	6,018	377,449
FLIR Systems Inc.	6,513	225,415
Google Inc. Class A (a)	10,240	6,002,790
Harris Corp.	5,315	263,624
Hewlett-Packard Co.	88,781	3,637,358
Intel Corp.	224,065	4,519,391
International Business Machines Corp.	49,794	8,119,908
Intuit Inc. (a)	11,111	589,994
Jabil Circuit Inc.	7,874	160,866
JDS Uniphase Corp. (a)	9,156	190,811
Juniper Networks Inc. (a)	21,842	919,111
KLA-Tencor Corp.	6,819	323,016
Lexmark International Inc. (a)	3,246	120,232
Linear Technology Corp.	9,165	308,219
LSI Corp. (a)	25,092	170,626
MasterCard Inc. Class A	3,930	989,260
MEMC Electronic Materials Inc. (a)	9,105	118,001
Microchip Technology Inc.	7,766	295,186
Micron Technology Inc. (a)	35,217	403,587
Microsoft Corp.	301,899	7,656,159
Molex Inc.	5,481	137,683
Monster Worldwide Inc. (a)	5,557	88,356
Motorola Mobility Holdings Inc. (a)	12,015	293,166
Motorola Solutions Inc. (a)	13,749	614,443
National Semiconductor Corp.	9,781	140,260
NetApp Inc. (a)	15,021	723,712
Novell Inc. (a)	14,180	84,087
Novellus Systems Inc. (a)	3,587	133,185
NVIDIA Corp. (a)	23,733	438,111
Oracle Corp.	158,851	5,300,858
Paychex Inc.	13,085	410,346
QUALCOMM Inc.	67,117	3,680,025
Red Hat Inc. (a)	7,879	357,628
SAIC Inc. (a)	11,908	201,483
Salesforce.com Inc. (a)	4,842	646,794
SanDisk Corp. (a)	9,628	443,755
Symantec Corp. (a)	31,056	575,778
Tellabs Inc.	14,974	78,464
Teradata Corp. (a)	6,868	348,208
Teradyne Inc. (a)	7,565	134,733
Texas Instruments Inc.	47,842	1,653,420
Total System Services Inc.	6,408	115,472

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
VeriSign Inc.	7,030	$254,556
Visa Inc. Class A	19,783	1,456,424
Western Digital Corp. (a)	9,415	351,085
Western Union Co.	26,267	545,566
Xerox Corp.	56,999	607,039
Xilinx Inc.	10,572	346,762
Yahoo! Inc. (a)	53,454	890,006

		89,146,756

Materials (3.67%)
Air Products & Chemicals Inc.	8,788	792,502
Airgas Inc.	3,132	208,027
AK Steel Holding Corp.	4,705	74,245
Alcoa Inc.	43,392	765,869
Allegheny Technologies Inc.	4,030	272,912
Ball Corp.	6,896	247,222
Bemis Co. Inc.	4,481	147,022
CF Industries Holdings Inc.	2,898	396,417
Cliffs Natural Resources Inc.	5,531	543,587
Dow Chemical Co., The	47,689	1,800,260
E.I. du Pont de Nemours & Co.	37,632	2,068,631
Eastman Chemical Co.	2,833	281,374
Ecolab Inc.	9,577	488,619
FMC Corp.	2,914	247,486
Freeport-McMoRan Copper & Gold Inc.	38,647	2,146,841
International Flavors & Fragrances Inc.	3,325	207,148
International Paper Co.	17,995	543,089
MeadWestvaco Corp.	6,775	205,486
Monsanto Co.	21,846	1,578,592
Newmont Mining Corp.	20,197	1,102,352
Nucor Corp.	12,789	588,550
Owens-Illinois Inc. (a)	6,685	201,820
PPG Industries Inc.	6,553	623,911
Praxair Inc.	12,381	1,257,910
Sealed Air Corp.	6,584	175,529
Sherwin-Williams Co., The	3,674	308,579
Sigma-Aldrich Corp.	4,979	316,864
Titanium Metals Corp. (a)	3,782	70,270
United States Steel Corp.	5,908	318,678
Vulcan Materials Co.	5,305	241,904

		18,221,696

Telecommunication Services (3.02%)
American Tower Corp. Class A (a)	16,157	837,256
AT&T Inc.	241,375	7,386,075
CenturyLink Inc.	12,479	518,503
Frontier Communications Corp.	40,433	332,359
MetroPCS Communications Inc. (a)	10,827	175,830
Qwest Communications International Inc.	71,790	490,326
Sprint Nextel Corp. (a)	121,036	561,607
Verizon Communications Inc.	115,476	4,450,445
Windstream Corp.	20,592	265,019

		15,017,420

	Shares	Value
Common Stocks (Cont.)
Utilities (3.17%)
AES Corp., The (a)	26,987	$350,831
Ameren Corp.	9,951	279,325
American Electric Power Company Inc.	19,632	689,868
CenterPoint Energy Inc.	17,347	304,613
CMS Energy Corp.	10,172	199,778
Consolidated Edison Inc.	11,922	604,684
Constellation Energy Group Inc.	8,153	253,803
Dominion Resources Inc.	23,805	1,064,084
DTE Energy Co.	6,919	338,754
Duke Energy Corp.	54,316	985,835
Edison International	13,386	489,794
Entergy Corp.	7,379	495,943
Exelon Corp.	27,029	1,114,676
FirstEnergy Corp.	17,076	633,349
Integrys Energy Group Inc.	3,185	160,874
NextEra Energy Inc.	17,188	947,403
Nicor Inc.	1,860	99,882
NiSource Inc.	11,598	222,450
Northeast Utilities	7,104	245,798
NRG Energy Inc. (a)	9,856	212,298
ONEOK Inc.	4,423	295,810
Pepco Holdings Inc.	9,280	173,072
PG&E Corp.	16,180	714,832
Pinnacle West Capital Corp.	4,381	187,463
PPL Corp.	19,902	503,521
Progress Energy Inc.	12,073	557,048
Public Service Enterprise Group Inc.	20,627	649,957
SCANA Corp.	4,709	185,393
Sempra Energy	9,789	523,712
Southern Co.	34,528	1,315,862
TECO Energy Inc.	8,813	165,332
Wisconsin Energy Corp.	9,528	290,604
Xcel Energy Inc.	19,709	470,848

		15,727,496

Total Common Stocks
(cost $479,316,129)		493,089,619

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (0.73%)
U.S. Treasury Bill (b)
0.153%, 05/05/2011	$3,617,000	$3,616,841
Total Short-term Investments
(cost $3,616,760)		3,616,841
TOTAL INVESTMENTS (99.97%)
(cost $482,932,889)		496,706,460
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.03%)		167,839

NET ASSETS (100.00%)		$496,874,299

(a)	Non-income producing security.

(b)	At March 31, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.21%)
Consumer Discretionary (12.83%)
1-800-FLOWERS.COM Inc. (a)	5,927	$19,559
99 Cents Only Stores (a)	9,256	181,418
AFC Enterprises Inc. (a)	5,200	78,676
AH Belo Corp. Class A (a)	3,621	30,272
Ambassadors Group Inc.	3,749	41,052
American Apparel Inc. (a)	7,425	7,156
American Axle & Manufacturing Holdings Inc. (a)	12,360	155,612
American Greetings Corp. Class A	7,981	188,352
American Public Education Inc. (a)	3,773	152,618
America’s Car-Mart Inc. (a)	1,947	50,194
Amerigon Inc. (a)	4,591	70,105
Ameristar Casinos Inc.	5,412	96,063
Ann Inc. (a)	11,074	322,364
Arbitron Inc.	5,431	217,403
Archipelago Learning Inc. (a)	2,367	20,238
Arctic Cat Inc. (a)	2,433	37,833
Asbury Automotive Group Inc. (a)	5,868	108,499
Ascena Retail Group Inc. (a)	11,197	362,895
Ascent Media Corp. Class A (a)	2,922	142,740
Audiovox Corp. (a)	3,357	26,856
Ballantyne Strong Inc. (a)	2,849	20,427
Barnes & Noble Inc.	7,709	70,846
Beazer Homes USA Inc. (a)	15,860	72,480
bebe stores inc.	6,650	38,902
Belo Corp. Class A (a)	18,697	164,721
Big 5 Sporting Goods Corp.	4,380	52,210
Biglari Holdings Inc. (a)	293	124,100
BJ’s Restaurants Inc. (a)	4,570	179,738
Blue Nile Inc. (a)	2,559	138,160
Bluegreen Corp. (a)	2,821	11,594
Blyth Inc.	1,092	35,479
Bob Evans Farms Inc.	6,017	196,154
Bon-Ton Stores Inc., The (a)	2,364	36,642
Books-A-Million Inc.	1,250	5,162
Boyd Gaming Corp. (a)	11,048	103,520
Bridgepoint Education Inc. (a)	3,982	68,092
Brown Shoe Co. Inc.	8,794	107,463
Brunswick Corp.	17,943	456,290
Buckle Inc., The	5,351	216,180
Buffalo Wild Wings Inc. (a)	3,687	200,683
Build-A-Bear Workshop Inc. (a)	3,470	20,994
Cabela’s Inc. (a)	8,118	203,031
California Pizza Kitchen Inc. (a)	4,001	67,537
Callaway Golf Co.	12,763	87,044
Cambium Learning Group Inc. (a)	3,282	11,159
Capella Education Co. (a)	3,412	169,883
Caribou Coffee Company Inc. (a)	1,597	16,241
Carmike Cinemas Inc. (a)	2,221	15,880
Carrols Restaurant Group Inc. (a)	2,666	24,714
Carter’s Inc. (a)	12,013	343,932
Casual Male Retail Group Inc. (a)	8,418	41,332
Cato Corp. Class A	5,685	139,282
Cavco Industries Inc. (a)	1,292	58,347
CEC Entertainment Inc.	4,165	157,145
Charming Shoppes Inc. (a)	23,319	99,339

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cheesecake Factory Inc., The (a)	12,144	$365,413
Cherokee Inc.	1,554	26,822
Children’s Place Retail Stores Inc., The (a)	5,264	262,305
Christopher & Banks Corp.	7,073	45,833
Churchill Downs Inc.	2,279	94,578
Cinemark Holdings Inc.	11,683	226,066
Citi Trends Inc. (a)	3,029	67,516
CKX Inc. (a)	11,841	49,969
Coinstar Inc. (a)	6,464	296,827
Coldwater Creek Inc. (a)	12,485	32,960
Collective Brands Inc. (a)	12,493	269,599
Columbia Sportswear Co.	2,223	132,091
Conn’s Inc. (a)	2,383	10,676
Cooper Tire & Rubber Co.	12,346	317,910
Core-Mark Holding Co. Inc. (a)	2,184	72,181
Corinthian Colleges Inc. (a)	17,718	78,314
CPI Corp.	988	22,240
Cracker Barrel Old Country Store Inc.	4,764	234,103
Crocs Inc. (a)	17,490	312,022
Crown Media Holdings Inc. (a)	5,164	11,980
CSS Industries Inc.	1,503	28,332
Culp Inc. (a)	1,775	16,472
Cumulus Media Inc. Class A (a)	4,334	18,810
Dana Holding Corp. (a)	28,236	491,024
Deckers Outdoor Corp. (a)	7,823	673,951
Delta Apparel Inc. (a)	1,195	17,077
Denny’s Corp. (a)	20,836	84,594
Destination Maternity Corp.	1,896	43,741
Dex One Corp. (a)	10,276	49,736
Dillard’s Inc. Class A	8,181	328,222
DineEquity Inc. (a)	3,683	202,491
Domino’s Pizza Inc. (a)	7,622	140,473
Dorman Products Inc. (a)	2,281	96,007
Drew Industries Inc.	3,916	87,444
drugstore.com Inc. (a)	18,939	72,915
DSW Inc. (a)	2,887	115,365
E.W. Scripps Co Class A (a)	6,265	62,024
Eastman Kodak Co. (a)	55,302	178,625
Einstein Noah Restaurant Group Inc.	1,099	17,892
Empire Resorts Inc. (a)	4,929	3,056
Empire Resorts Inc. Rights (a) (b)	4,929	0
Entercom Communications Corp. Class A (a)	4,788	52,764
Entravision Communications Corp. Class A (a)	9,793	26,539
Ethan Allen Interiors Inc.	5,042	110,420
Exide Technologies (a)	15,364	171,770
Express Inc.	3,255	63,603
Finish Line Inc. Class A, The	10,347	205,388
Fisher Communications Inc. (a)	1,344	41,772
Fred’s Inc. Class A	7,691	102,444
Fuel Systems Solutions Inc. (a)	2,912	87,884
Furniture Brands International Inc. (a)	9,133	41,555
Gaiam Inc. Class A	3,421	22,579

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaylord Entertainment Co. (a)	7,184	$249,141
Genesco Inc. (a)	4,898	196,900
G-III Apparel Group Ltd. (a)	3,150	118,377
Global Sources Ltd. (a)	4,199	48,834
Grand Canyon Education Inc. (a)	6,358	92,191
Gray Television Inc. (a)	9,777	20,238
Group 1 Automotive Inc.	4,912	210,234
Harte-Hanks Inc.	7,779	92,570
Haverty Furniture Companies Inc.	3,737	49,553
Helen of Troy Ltd. (a)	6,180	181,692
hhgregg Inc. (a)	2,688	35,992
Hibbett Sports Inc. (a)	5,842	209,202
Hooker Furniture Corp.	2,155	25,774
Hot Topic Inc.	9,354	53,318
Hovnanian Enterprises Inc. (a)	11,791	41,622
HSN Inc. (a)	7,866	251,948
Iconix Brand Group Inc. (a)	14,632	314,295
Interval Leisure Group Inc. (a)	8,211	134,250
iRobot Corp. (a)	4,302	141,493
Isle of Capri Casinos Inc. (a)	3,230	30,685
Jack in the Box Inc. (a)	10,278	233,105
JAKKS Pacific Inc. (a)	5,723	110,740
Jamba Inc. (a)	11,997	26,393
Joe’s Jeans Inc. (a)	8,464	8,972
Johnson Outdoors Inc. Class A (a)	859	13,048
Jones Group Inc., The	17,587	241,821
Jos. A. Bank Clothiers Inc. (a)	5,602	285,030
Journal Communications Inc. Class A (a)	8,512	51,072
K12 Inc. (a)	5,149	173,521
Kenneth Cole Productions Inc. (a)	1,745	22,633
Kid Brands Inc. (a)	2,507	18,426
Kirkland’s Inc. (a)	3,413	52,697
Knology Inc. (a)	6,233	80,468
Krispy Kreme Doughnuts Inc. (a)	12,312	86,676
K-Swiss Inc. Class A (a)	5,570	62,774
LaCrosse Footwear Inc.	937	17,175
La-Z-Boy Inc. (a)	10,547	100,724
Leapfrog Enterprises Inc. (a)	7,131	30,806
Learning Tree International Inc.	1,356	11,919
Lee Enterprises Inc. Class A (a)	9,053	24,443
Libbey Inc. (a)	3,372	55,638
Life Time Fitness Inc. (a)	8,436	314,747
Lifetime Brands Inc. (a)	1,868	28,020
Lin TV Corp. (a)	5,821	34,519
Lincoln Educational Services Corp.	2,902	46,113
Lions Gate Entertainment Corp. (a)	13,911	86,944
Lithia Motors Inc. Class A	4,378	63,831
Live Nation Entertainment Inc. (a)	29,082	290,820
Liz Claiborne Inc. (a)	19,682	106,086
LodgeNet Interactive Corp. (a)	5,023	18,284
Lumber Liquidators Holdings Inc. (a)	4,555	113,829
M/I Homes Inc. (a)	3,761	56,377
Mac-Gray Corp.	2,493	40,212
Maidenform Brands Inc. (a)	4,691	134,022
Marcus Corp.	3,998	43,578

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Marine Products Corp. (a)	2,326	$18,445
MarineMax Inc. (a)	4,465	44,025
Martha Stewart Living Omnimedia Inc. (a)	5,601	20,780
Matthews International Corp.	6,030	232,456
McClatchy Co. Class A, The (a)	12,134	41,256
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,188	23,017
Media General Inc. Class A (a)	4,484	30,850
Men’s Wearhouse Inc., The	10,648	288,135
Meritage Homes Corp. (a)	6,592	159,065
Midas Inc. (a)	3,045	23,355
Modine Manufacturing Co. (a)	9,388	151,522
Monarch Casino & Resort Inc. (a)	1,635	17,004
Monro Muffler Brake Inc.	6,015	198,375
Morgans Hotel Group Co. (a)	4,605	45,129
Movado Group Inc. (a)	3,206	47,064
Multimedia Games Inc. (a)	5,221	29,916
National American University Holdings Inc.	1,548	10,975
National CineMedia Inc.	10,853	202,626
New York & Co. Inc. (a)	5,088	35,667
Nexstar Broadcasting Group Inc. Class A (a)	2,095	18,164
NutriSystem Inc.	5,616	81,376
O’Charley’s Inc. (a)	3,749	22,382
OfficeMax Inc. (a)	17,137	221,753
Orbitz Worldwide Inc. (a)	4,308	15,380
Orient-Express Hotels Ltd. Class A (a)	19,649	243,058
Outdoor Channel Holdings Inc. (a)	2,634	19,650
Overstock.com Inc. (a)	3,129	49,188
Oxford Industries Inc.	2,818	96,347
Pacific Sunwear of California Inc. (a)	13,758	49,666
Papa John’s International Inc. (a)	3,956	125,287
Peet’s Coffee & Tea Inc. (a)	2,401	115,464
Penske Automotive Group Inc. (a)	8,835	176,877
Pep Boys-Manny, Moe & Jack, The	10,592	134,624
Perry Ellis International Inc. (a)	2,043	56,223
PetMed Express Inc.	4,719	74,843
PF Chang’s China Bistro Inc.	4,663	215,384
Pier 1 Imports Inc. (a)	21,299	216,185
Pinnacle Entertainment Inc. (a)	12,281	167,267
Polaris Industries Inc.	6,272	545,789
Pool Corp.	9,981	240,642
Pre-Paid Legal Services Inc. (a)	1,533	101,178
Primedia Inc.	3,863	18,813
Quiksilver Inc. (a)	26,392	116,653
R.G. Barry Corp.	1,689	22,109
Radio One Inc. Class D (a)	6,144	11,981
RC2 Corp. (a)	4,395	123,500
ReachLocal Inc. (a)	953	19,060
Red Lion Hotels Corp. (a)	2,646	21,697
Red Robin Gourmet Burgers Inc. (a)	3,183	85,623
Regis Corp.	11,383	201,934
Rent-A-Center Inc.	12,319	430,056
Rentrak Corp. (a)	1,904	51,256

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Retail Ventures Inc. (a)	4,788	$82,593
Ruby Tuesday Inc. (a)	13,062	171,243
Rue21 Inc. (a)	3,005	86,544
Ruth’s Hospitality Group Inc. (a)	6,032	31,125
Ryland Group Inc.	9,142	145,358
Saks Inc. (a)	27,584	311,975
Sally Beauty Holdings Inc. (a)	19,134	268,067
Scholastic Corp.	4,961	134,145
Scientific Games Corp. Class A (a)	13,236	115,683
Sealy Corp. (a)	10,019	25,448
Select Comfort Corp. (a)	11,189	134,939
Shiloh Industries Inc.	1,011	11,808
Shoe Carnival Inc. (a)	1,872	52,510
Shuffle Master Inc. (a)	11,037	117,875
Shutterfly Inc. (a)	5,508	288,399
Sinclair Broadcast Group Inc. Class A	9,223	115,656
Skechers U.S.A. Inc. (a)	7,040	144,602
Skyline Corp.	1,501	30,095
Smith & Wesson Holding Corp. (a)	12,378	43,942
Sonic Automotive Inc.	8,073	113,103
Sonic Corp. (a)	12,527	113,369
Sotheby’s	13,514	710,836
Spartan Motors Inc.	6,920	47,471
Speedway Motorsports Inc.	2,277	36,386
Stage Stores Inc.	7,468	143,535
Standard Motor Products Inc.	3,966	54,850
Standard Pacific Corp. (a)	21,498	80,188
Stein Mart Inc.	5,263	53,209
Steiner Leisure Ltd. (a)	3,031	140,214
Steinway Musical Instruments Inc. (a)	1,280	28,429
Steven Madden Ltd. (a)	5,005	234,885
Stewart Enterprises Inc.	16,479	125,900
Stoneridge Inc. (a)	3,207	46,886
Sturm, Ruger & Company Inc.	3,866	88,802
Summer Infant Inc. (a)	2,136	17,088
Summit Hotel Properties Inc. (a)	5,227	51,956
Superior Industries International Inc.	4,693	120,329
SuperMedia Inc. (a)	2,615	16,318
Systemax Inc. (a)	2,095	28,324
Talbots Inc. (a)	14,406	87,012
Tenneco Inc. (a)	12,067	512,244
Texas Roadhouse Inc. Class A (a)	11,574	196,642
Timberland Co. Class A, The (a)	7,930	327,430
True Religion Apparel Inc. (a)	5,269	123,663
Tuesday Morning Corp. (a)	5,949	29,150
Ulta Salon Cosmetics & Fragrance Inc. (a)	6,345	305,385
Under Armour Inc. Class A (a)	7,121	484,584
Unifi Inc. (a)	2,900	49,300
Universal Electronics Inc. (a)	2,778	82,118
Universal Technical Institute Inc.	4,312	83,868
US Auto Parts Network Inc. (a)	2,609	22,698
Vail Resorts Inc. (a)	7,333	357,557
Valassis Communications Inc. (a)	10,133	295,276
Vera Bradley Inc. (a)	2,569	108,437
Vitacost.com Inc. (a) (b)	2,898	4,130

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vitamin Shoppe Inc. (a)	3,263	$110,387
Volcom Inc.	3,947	73,138
Warnaco Group Inc., The (a)	8,954	512,079
Warner Music Group Corp. (a)	9,097	61,587
West Marine Inc. (a)	3,082	32,145
Westwood One Inc. (a)	1,035	7,504
Wet Seal Inc. Class A (a)	20,784	88,956
Weyco Group Inc.	1,376	33,657
Winmark Corp.	477	22,004
Winnebago Industries Inc. (a)	6,010	80,354
Wolverine World Wide Inc.	9,978	371,980
World Wrestling Entertainment Inc.	4,930	61,970
Zumiez Inc. (a)	4,262	112,645

		33,143,810

Consumer Staples (2.88%)
Alico Inc.	653	17,481
Alliance One International Inc. (a)	17,544	70,527
Andersons Inc., The	3,759	183,138
Arden Group Inc. Class A	240	18,314
B&G Foods Inc. Class A	9,987	187,456
Boston Beer Co. Inc. (a)	1,807	167,364
Calavo Growers Inc.	2,269	49,578
Cal-Maine Foods Inc.	2,883	85,048
Casey’s General Stores Inc.	7,594	296,166
Central Garden & Pet Co. (a)	10,979	101,117
Chiquita Brands International Inc. (a)	9,199	141,113
Coca-Cola Bottling Co. Consolidated	896	59,889
Darling International Inc. (a)	20,612	316,806
Diamond Foods Inc.	4,478	249,872
Dole Food Company Inc. (a)	7,415	101,066
Elizabeth Arden Inc. (a)	4,926	147,829
Farmer Brothers Co.	1,392	16,871
Female Health Co., The	3,747	18,698
Fresh Del Monte Produce Inc.	7,934	207,157
Fresh Market Inc., The (a)	3,077	116,126
Griffin Land & Nurseries Inc.	530	17,055
Hain Celestial Group Inc., The (a)	8,481	273,767
Harbinger Group Inc. (a)	2,137	11,134
Heckmann Corp. (a)	18,599	121,823
Imperial Sugar Co.	2,561	34,164
Ingles Markets Inc.	2,454	48,614
Inter Parfums Inc.	2,952	54,642
J&J Snack Foods Corp.	2,880	135,562
John B. Sanfilippo & Son Inc. (a)	1,589	18,591
Lancaster Colony Corp.	3,879	235,067
Lifeway Foods Inc. (a)	1,050	10,941
Limoneira Co.	1,648	39,058
Medifast Inc. (a)	2,768	54,668
MGP Ingredients Inc.	2,179	19,001
Nash Finch Co.	2,570	97,506
National Beverage Corp.	2,282	31,332
Nature’s Sunshine Products Inc. (a)	1,514	13,565
Nu Skin Enterprises Inc.	9,868	283,705
Nutraceutical International Corp. (a)	2,047	30,664
Oil-Dri Corporation of America	1,146	24,410

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Pantry Inc., The (a)	4,637	$68,767
Pilgrim’s Pride Corp. (a)	9,939	76,630
Prestige Brands Holdings Inc. (a)	8,534	98,141
PriceSmart Inc.	3,260	119,446
Revlon Inc. Class A (a)	2,370	37,612
Rite Aid Corp. (a)	114,250	121,105
Ruddick Corp.	8,772	338,511
Sanderson Farms Inc.	4,694	215,548
Schiff Nutrition International Inc.	2,295	20,907
Seneca Foods Corp. Class A (a)	1,642	49,047
Smart Balance Inc. (a)	12,899	59,206
Snyders-Lance Inc.	5,440	107,984
Spartan Stores Inc.	4,494	66,466
Spectrum Brands Holdings Inc. (a)	3,642	101,102
Star Scientific Inc. (a)	19,549	88,752
Susser Holdings Corp. (a)	1,698	22,227
Synutra International Inc. (a)	3,676	42,274
Tootsie Roll Industries Inc.	4,902	139,021
TreeHouse Foods Inc. (a)	7,134	405,711
United Natural Foods Inc. (a)	9,071	406,562
Universal Corp.	4,688	204,116
USANA Health Sciences Inc. (a)	1,226	42,309
Vector Group Ltd.	9,305	160,883
Village Super Market Inc. Class A	1,345	39,140
WD-40 Co.	3,367	142,559
Weis Markets Inc.	2,191	88,648
Winn-Dixie Stores Inc. (a)	11,142	79,554

		7,449,113

Energy (7.07%)
Abraxas Petroleum Corp. (a)	15,516	90,769
Alon USA Energy Inc.	1,265	17,330
Apco Oil and Gas International Inc.	1,921	164,745
Approach Resources Inc. (a)	3,254	109,334
ATP Oil & Gas Corp. (a)	9,108	164,946
Basic Energy Services Inc. (a)	4,854	123,826
Berry Petroleum Co.	10,433	526,345
Bill Barrett Corp. (a)	9,386	374,595
BPZ Resources Inc. (a)	19,838	105,340
Brigham Exploration Co. (a)	23,606	877,671
Bristow Group Inc. (a)	7,224	341,695
Cal Dive International Inc. (a)	19,307	134,763
Callon Petroleum Co. (a)	7,420	57,653
CAMAC Energy Inc. (a)	9,673	14,510
CARBO Ceramics Inc.	3,855	544,018
Carrizo Oil & Gas Inc. (a)	6,757	249,536
Cheniere Energy Inc. (a)	11,596	107,959
Clayton Williams Energy Inc. (a)	1,209	127,791
Clean Energy Fuels Corp. (a)	8,831	144,652
Cloud Peak Energy Inc. (a)	6,346	137,010
Complete Production Services Inc. (a)	15,744	500,817
Contango Oil & Gas Co. (a)	2,478	156,709
Crosstex Energy Inc.	8,445	84,028
CVR Energy Inc. (a)	6,168	142,851
Dawson Geophysical Co. (a)	1,674	73,455
Delek US Holdings Inc.	2,909	39,446

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Delta Petroleum Corp. (a)	37,187	$33,840
DHT Holdings Inc.	11,056	53,179
Dril-Quip Inc. (a)	6,856	541,830
Endeavour International Corp. (a)	5,730	72,771
Energy Partners Ltd. (a)	5,913	106,434
Energy XXI (Bermuda) Ltd. (a)	14,472	493,495
Evolution Petroleum Corp. (a)	2,940	22,932
FX Energy Inc. (a)	9,719	81,251
Gastar Exploration Ltd. (a)	10,074	48,960
General Maritime Corp.	16,182	33,173
GeoResources Inc. (a)	2,868	89,682
Global Geophysical Services Inc. (a)	1,478	21,372
Global Industries Ltd. (a)	20,632	201,987
GMX Resources Inc. (a)	11,049	68,172
Golar LNG Ltd.	7,431	190,085
Goodrich Petroleum Corp. (a)	4,992	110,922
Green Plains Renewable Energy Inc. (a)	3,249	39,053
GreenHunter Energy Inc. Warrants (a) (b)	94	0
Gulf Island Fabrication Inc.	2,913	93,711
GulfMark Offshore Inc. Class A (a)	4,726	210,354
Gulfport Energy Corp. (a)	5,563	201,102
Hallador Energy Co.	738	8,561
Harvest Natural Resources Inc. (a)	6,778	103,297
Helix Energy Solutions Group Inc. (a)	21,218	364,950
Hercules Offshore Inc. (a)	23,418	154,793
Hornbeck Offshore Services Inc. (a)	4,785	147,617
Houston American Energy Corp.	3,665	56,478
International Coal Group Inc. (a)	26,699	301,699
ION Geophysical Corp. (a)	25,911	328,811
Isramco Inc. (a)	253	16,445
James River Coal Co. (a)	6,754	163,244
Key Energy Services Inc. (a)	25,861	402,139
Knightsbridge Tankers Ltd.	4,345	108,799
Kodiak Oil & Gas Corp. (a)	36,045	241,502
L&L Energy Inc. (a)	3,340	23,113
Lufkin Industries Inc.	6,036	564,185
Magnum Hunter Resources Corp. (a)	11,484	98,418
Matrix Service Co. (a)	5,208	72,391
McMoRan Exploration Co. (a)	18,831	333,497
Miller Petroleum Inc. (a)	3,639	18,195
Natural Gas Services Group (a)	2,365	42,002
Newpark Resources Inc. (a)	18,166	142,785
Nordic American Tanker Shipping Ltd.	9,729	241,668
Northern Oil and Gas Inc. (a)	10,599	282,993
Oasis Petroleum Inc. (a)	9,890	312,722
Overseas Shipholding Group Inc.	5,254	168,864
OYO Geospace Corp. (a)	826	81,427
Panhandle Oil & Gas Inc.	1,548	48,994
Parker Drilling Co. (a)	23,660	163,491
Patriot Coal Corp. (a)	15,811	408,398
Penn Virginia Corp.	9,407	159,543
Petroleum Development Corp. (a)	4,313	207,067
Petroquest Energy Inc. (a)	11,288	105,656
PHI Inc. (a)	2,863	63,330

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Pioneer Drilling Co. (a)	11,050	$152,490
RAM Energy Resources Inc. (a)	11,149	23,190
Rentech Inc. (a)	43,853	54,816
Resolute Energy Corp. (a)	7,775	141,038
REX American Resources Corp. (a)	1,462	23,334
Rex Energy Corp. (a)	6,587	76,739
Rosetta Resources Inc. (a)	10,775	512,244
RPC Inc.	8,795	222,689
Scorpio Tankers Inc. (a)	2,619	27,028
Ship Finance International Ltd.	9,261	191,981
Stone Energy Corp. (a)	8,864	295,792
Swift Energy Co. (a)	8,020	342,294
Syntroleum Corp. (a)	14,757	33,351
Targa Resources Corp.	3,303	119,701
Teekay Tankers Ltd. Class A	6,822	71,358
Tesco Corp. (a)	6,172	135,475
TETRA Technologies Inc. (a)	15,388	236,975
TransAtlantic Petroleum Ltd. (a)	30,162	93,502
Union Drilling Inc. (a)	2,948	30,217
Uranium Energy Corp. (a)	12,265	48,937
USEC Inc. (a)	23,098	101,631
VAALCO Energy Inc. (a)	10,588	82,163
Vantage Drilling Co. (a)	25,223	45,401
Venoco Inc. (a)	4,026	68,804
W&T Offshore Inc.	7,140	162,721
Warren Resources Inc. (a)	14,381	73,199
Western Refining Inc. (a)	10,458	177,263
Willbros Group Inc. (a)	8,786	95,943
World Fuel Services Corp.	13,933	565,816

		18,269,265

Financials (19.00%)
1st Source Corp.	3,262	65,370
1st United Bancorp Inc. (a)	4,697	32,973
Abington Bancorp Inc.	4,247	51,941
Acadia Realty Trust	8,338	157,755
Advance America Cash Advance Centers Inc.	11,191	59,312
Agree Realty Corp.	1,773	39,804
Alexander’s Inc.	418	170,105
Alliance Financial Corp.	962	32,083
Alterra Capital Holdings Ltd.	17,348	387,554
American Assets Trust Inc.	6,459	137,383
American Campus Communities Inc.	13,414	442,662
American Capital Agency Corp.	24,147	703,644
American Equity Investment Life Holding Co.	11,847	155,433
American National Bankshares Inc.	1,358	30,569
American Safety Insurance Holdings Ltd. (a)	2,096	44,917
Ameris Bancorp (a)	5,017	50,973
Amerisafe Inc. (a)	3,988	88,175
Ames National Corp.	1,650	31,515
AmTrust Financial Services Inc.	4,586	87,455
Anworth Mortgage Asset Corp.	24,388	172,911

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Apollo Commercial Real Estate Finance Inc.	3,382	$55,296
Argo Group International Holdings Ltd.	5,735	189,484
Arrow Financial Corp.	1,918	47,451
Artio Global Investors Inc.	5,684	91,853
Ashford Hospitality Trust Inc.	8,885	97,913
Asset Acceptance Capital Corp. (a)	3,279	17,608
Associated Estates Realty Corp.	8,457	134,297
Asta Funding Inc.	2,111	18,070
Astoria Financial Corp.	17,744	254,981
Avatar Holdings Inc. (a)	1,800	35,622
Baldwin & Lyons Inc.	1,780	41,688
BancFirst Corp.	1,429	60,990
Banco Latinoamericano de Comercio Exterior SA	5,833	101,844
Bancorp Inc. (a)	5,501	50,774
Bancorp Rhode Island Inc.	686	21,177
Bank Mutual Corp.	9,539	40,350
Bank of Marin Bancorp	1,145	42,731
Bank of the Ozarks Inc.	2,664	116,443
BankFinancial Corp.	4,171	38,331
Beneficial Mutual Bancorp Inc. (a)	7,091	61,124
Berkshire Hills Bancorp Inc.	2,860	59,631
BGC Partners Inc. Class A	11,637	108,108
BioMed Realty Trust Inc.	26,719	508,195
BofI Holding Inc. (a)	1,411	21,899
Boston Private Financial Holdings Inc.	15,390	108,807
Bridge Bancorp Inc.	1,385	30,982
Brookline Bancorp Inc.	7,378	77,690
Bryn Mawr Bank Corp.	1,723	35,442
Calamos Asset Management Inc. Class A	3,869	64,187
California First National Bancorp	556	8,490
Camden National Corp.	1,647	56,393
Campus Crest Communities Inc.	6,211	73,476
Capital City Bank Group Inc.	2,290	29,037
CapLease Inc.	11,630	63,732
Capstead Mortgage Corp.	14,391	183,917
Cardinal Financial Corp.	5,852	68,234
Cash America International Inc.	6,141	282,793
Cathay General Bancorp	16,173	275,750
CBL & Associates Properties Inc.	28,565	497,602
Cedar Shopping Centers Inc.	11,145	67,204
Center Financial Corp. (a)	7,212	52,936
Centerstate Banks Inc.	5,279	36,953
Century Bancorp Inc. Class A	607	16,249
Chatham Lodging Trust	2,903	47,174
Chemical Financial Corp.	5,122	102,081
Chesapeake Lodging Trust	4,503	78,397
Citizens & Northern Corp.	2,446	41,117
Citizens Inc. (a)	7,415	54,130
Citizens Republic Bancorp Inc. (a)	80,576	71,705
City Holding Co.	3,317	117,289
Clifton Savings Bancorp Inc.	1,833	21,758

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CNA Surety Corp. (a)	3,687	$93,134
CNB Financial Corp.	2,504	36,333
CNO Financial Group Inc. (a)	45,230	339,677
CoBiz Financial Inc.	6,659	46,280
Cogdell Spencer Inc.	8,961	53,228
Cohen & Steers Inc.	3,684	109,341
Colonial Properties Trust	14,964	288,057
Colony Financial Inc.	2,899	54,588
Columbia Banking System Inc.	8,143	156,101
Community Bank System Inc.	6,797	164,963
Community Trust Bancorp Inc.	2,856	79,026
Compass Diversified Holdings	6,740	99,348
CompuCredit Holdings Corp. (a)	3,433	22,555
Consolidated-Tomoka Land Co.	1,176	38,102
Coresite Realty Corp.	3,992	63,233
Cousins Properties Inc.	18,597	155,285
Cowen Group Inc. Class A (a)	7,320	29,353
Crawford & Co. Class B	4,811	22,900
Credit Acceptance Corp. (a)	1,155	81,959
CreXus Investment Corp.	2,624	29,966
CVB Financial Corp.	18,441	171,686
Cypress Sharpridge Investments Inc.	13,451	170,559
Danvers Bancorp Inc.	3,948	84,566
DCT Industrial Trust Inc.	47,126	261,549
Delphi Financial Group Inc. Class A	8,399	257,933
Diamond Hill Investment Group	487	38,960
DiamondRock Hospitality Co.	32,042	357,909
Dime Community Bancshares	5,472	80,767
Dollar Financial Corp. (a)	7,474	155,086
Donegal Group Inc.	2,254	30,136
Doral Financial Corp. (a)	3,670	4,037
Duff & Phelps Corp. Class A	5,568	88,977
DuPont Fabros Technology Inc.	8,413	204,015
Dynex Capital Inc.	7,334	73,780
Eagle Bancorp Inc. (a)	3,389	47,615
EastGroup Properties Inc.	5,530	243,154
Education Realty Trust Inc.	13,665	109,730
eHealth Inc. (a)	4,784	63,627
EMC Insurance Group Inc.	1,078	26,767
Employers Holdings Inc.	7,377	152,409
Encore Bancshares Inc. (a)	1,599	19,412
Encore Capital Group Inc. (a)	2,844	67,374
Enstar Group Ltd. (a)	1,355	135,337
Enterprise Financial Services Corp.	3,002	42,238
Entertainment Properties Trust	9,524	445,914
Epoch Holding Corp.	2,548	40,207
Equity Lifestyle Properties Inc.	5,375	309,869
Equity One Inc.	7,523	141,207
ESB Financial Corp.	1,987	29,348
ESSA Bancorp Inc.	2,882	38,042
Evercore Partners Inc. Class A	3,209	110,037
Excel Trust Inc.	3,538	41,713
Extra Space Storage Inc.	18,003	372,842
EZCORP Inc. Class A (a)	9,575	300,559
FBL Financial Group Inc.	2,676	82,207

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
FBR Capital Markets Corp. (a)	10,679	$38,231
Federal Agricultural Mortgage Corp. Class C	1,948	37,226
FelCor Lodging Trust Inc. (a)	19,960	122,355
Financial Engines Inc. (a)	2,618	72,152
Financial Institutions Inc.	2,552	44,660
First American Financial Corp.	21,247	350,576
First Bancorp (North Carolina)	3,147	41,729
First BanCorp (Puerto Rico) (a)	4,266	21,330
First Bancorp Inc.	1,896	28,914
First Busey Corp.	12,440	63,195
First Cash Financial Services Inc. (a)	6,177	238,432
First Commonwealth Financial Corp.	19,225	131,691
First Community Bancshares Inc.	3,193	45,277
First Financial Bancorp	11,971	199,796
First Financial Bankshares Inc.	4,284	220,069
First Financial Corp. Indiana	2,323	77,217
First Financial Holdings Inc.	3,532	39,947
First Industrial Realty Trust Inc. (a)	15,574	185,175
First Interstate BancSystem Inc.	2,519	34,258
First Marblehead Corp., The (a)	11,872	26,118
First Merchants Corp.	5,189	42,913
First Midwest Bancorp Inc.	15,096	177,982
First of Long Island Corp., The	1,264	35,076
First Potomac Realty Trust	10,142	159,736
First South Bancorp Inc.	1,527	7,620
FirstMerit Corp.	22,025	375,746
Flagstar Bancorp Inc. (a)	9,511	14,266
Flagstone Reinsurance Holdings SA.	9,680	87,217
Flushing Financial Corp.	6,370	94,913
FNB Corp. (PA)	23,496	247,648
Forestar Group Inc. (a)	7,611	144,761
Fox Chase Bancorp	1,311	18,249
FPIC Insurance Group Inc. (a)	1,956	74,132
Franklin Street Properties Corp.	14,155	199,161
FXCM Inc. Class A	4,521	58,909
GAMCO Investors Inc.	1,446	67,037
German American Bancorp Inc.	2,418	41,565
Gerova Financial Group Ltd. (a) (b)	266	1,396
Getty Realty Corp.	4,387	100,375
GFI Group Inc.	13,572	68,131
Glacier Bancorp Inc.	14,898	224,215
Gladstone Commercial Corp.	1,886	34,401
Gleacher & Co Inc. (a)	15,815	27,518
Glimcher Realty Trust	20,243	187,248
Global Indemnity PLC (a)	2,965	65,171
Government Properties Income Trust	5,663	152,108
Great Southern Bancorp Inc.	2,100	45,045
Greene Bancshares Inc. (a)	2,393	6,676
Greenlight Capital Re Ltd. Class A (a)	5,752	162,264
Hallmark Financial Services Inc. (a)	2,337	19,584
Hancock Holding Co.	4,691	154,052
Hanmi Financial Corp. (a)	21,083	26,143
Harleysville Group Inc.	2,408	79,777
Hatteras Financial Corp.	13,579	381,841

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Healthcare Realty Trust Inc.	12,793	$290,401
Heartland Financial USA Inc.	2,573	43,741
Heritage Financial Corp. (a)	1,984	28,113
Heritage Financial Group Inc.	387	4,927
Hersha Hospitality Trust	27,522	163,481
HFF Inc. Class A (a)	3,851	57,919
Highwoods Properties Inc.	14,806	518,358
Hilltop Holdings Inc. (a)	8,327	83,603
Home Bancorp Inc. (a)	1,648	25,247
Home Bancshares Inc.	4,498	102,330
Home Federal Bancorp Inc.	3,394	39,981
Home Properties Inc.	7,677	452,559
Horace Mann Educators Corp.	8,135	136,668
Hudson Pacific Properties Inc.	3,013	44,291
Hudson Valley Holding Corp.	2,671	58,762
IBERIABANK Corp.	5,486	329,873
Independent Bank Corp. (MA)	4,339	117,196
Infinity Property & Casualty Corp.	2,602	154,793
Inland Real Estate Corp.	15,206	145,065
International Bancshares Corp.	10,836	198,732
Internet Capital Group Inc. (a)	7,443	105,691
INTL FCStone Inc. (a)	2,585	65,711
Invesco Mortgage Capital	13,400	292,790
Investment Technology Group Inc. (a)	8,942	162,655
Investors Bancorp Inc. (a)	9,860	146,815
Investors Real Estate Trust	15,390	146,205
iStar Financial Inc. (a)	19,124	175,558
JMP Group Inc.	2,779	23,927
Kaiser Federal Financial Group Inc.	412	5,068
Kansas City Life Insurance Co.	925	29,582
KBW Inc.	7,281	190,689
Kearny Financial Corp.	3,335	33,450
Kennedy-Wilson Holdings Inc. (a)	4,225	45,884
Kilroy Realty Corp.	11,169	433,692
Kite Realty Group Trust	11,038	58,612
Knight Capital Group Inc. Class A (a)	19,460	260,764
LaBranche & Co. Inc. (a)	7,896	31,031
Ladenburg Thalmann Financial Services Inc. (a)	18,428	21,192
Lakeland Bancorp Inc.	4,209	43,689
Lakeland Financial Corp.	3,414	77,430
LaSalle Hotel Properties	14,597	394,119
Lexington Realty Trust	20,645	193,031
Life Partners Holdings Inc.	1,756	14,118
LTC Properties Inc.	5,221	147,963
Maiden Holdings Ltd.	10,514	78,750
MainSource Financial Group Inc.	4,067	40,711
MarketAxess Holdings Inc.	5,764	139,489
Marlin Business Services Corp. (a)	1,721	21,237
MB Financial Inc.	10,910	228,674
Meadowbrook Insurance Group Inc.	11,278	116,727
Medical Properties Trust Inc.	22,846	264,328
Merchants Bancshares Inc.	893	23,647
Meridian Interstate Bancorp Inc. (a)	1,963	27,580
Metro Bancorp Inc. (a)	2,736	33,790
MF Global Holdings Ltd. (a)	22,443	185,828

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MFA Financial Inc.	65,503	$537,125
MGIC Investment Corp. (a)	40,921	363,788
Mid-America Apartment Communities Inc.	6,740	432,708
MidSouth Bancorp Inc.	1,497	21,647
MidWestOne Financial Group Inc.	1,386	20,568
Mission West Properties Inc.	3,949	25,945
Monmouth Real Estate Investment Corp. Class A	5,395	44,293
Montpelier Re Holdings Ltd.	12,988	229,498
MPG Office Trust Inc. (a)	11,097	41,170
Nara Bancorp Inc. (a)	7,751	74,565
NASB Financial Inc.	797	12,895
National Bankshares Inc.	1,469	42,454
National Financial Partners Corp. (a)	8,734	128,826
National Health Investors Inc.	5,057	242,331
National Interstate Corp.	1,344	28,022
National Penn Bancshares Inc.	26,114	202,122
National Retail Properties Inc.	17,133	447,685
National Western Life Insurance Co.	448	72,688
Navigators Group Inc., The (a)	2,449	126,124
NBT Bancorp Inc.	7,002	159,576
Nelnet Inc. Class A	5,408	118,057
Netspend Holdings Inc. (a)	6,162	64,824
NewAlliance Bancshares Inc.	21,942	325,619
Newcastle Investment Corp. (a)	15,980	96,519
NewStar Financial Inc. (a)	5,660	61,807
Northfield Bancorp Inc.	3,846	53,075
NorthStar Realty Finance Corp.	15,328	82,005
Northwest Bancshares Inc.	22,753	285,323
OceanFirst Financial Corp.	2,940	41,013
Ocwen Financial Corp. (a)	15,230	167,835
Old National Bancorp	17,898	191,867
Omega Healthcare Investors Inc.	19,122	427,185
OmniAmerican Bancorp Inc. (a)	2,571	40,725
One Liberty Properties Inc.	2,129	32,105
Oppenheimer Holdings Inc. Class A	2,102	70,438
optionsXpress Holdings Inc.	8,825	161,586
Oriental Financial Group Inc.	9,799	122,977
Oritani Financial Corp.	11,388	144,400
Orrstown Financial Services Inc.	1,356	37,968
Pacific Continental Corp.	3,584	36,521
PacWest Bancorp	6,297	136,960
Park National Corp.	2,563	171,260
Parkway Properties Inc.	4,404	74,868
Peapack-Gladstone Financial Corp.	1,909	25,313
Pebblebrook Hotel Trust	7,041	155,958
Penns Woods Bancorp Inc.	855	33,285
Pennsylvania Real Estate Investment Trust	11,348	161,936
Pennymac Mortgage Investment Trust	3,411	62,728
Penson Worldwide Inc. (a)	3,880	26,035
Peoples Bancorp Inc.	2,164	26,011
PHH Corp. (a)	11,306	246,132
Phoenix Companies Inc., The (a)	23,005	62,574

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PICO Holdings Inc. (a)	4,720	$141,883
Pinnacle Financial Partners Inc. (a)	6,814	112,704
Piper Jaffray Companies Inc. (a)	3,232	133,902
Platinum Underwriters Holdings Ltd.	7,735	294,626
PMI Group Inc., The (a)	29,724	80,255
Porter Bancorp Inc.	766	6,044
Portfolio Recovery Associates Inc. (a)	3,524	299,998
Post Properties Inc.	9,987	391,990
Potlatch Corp.	8,214	330,203
Presidential Life Corp.	4,462	42,523
Primerica Inc.	3,440	87,754
Primus Guaranty Ltd. (a)	3,613	18,354
PrivateBancorp Inc.	10,779	164,811
ProAssurance Corp. (a)	5,286	334,974
Prosperity Bancshares Inc.	8,799	376,333
Provident Financial Services Inc.	12,425	183,890
Provident New York Bancorp	7,942	81,961
PS Business Parks Inc.	3,816	221,099
Pzena Investment Management Inc. Class A	1,485	10,484
Radian Group Inc.	27,259	185,634
RAIT Financial Trust (a)	22,749	55,963
Ramco-Gershenson Properties Trust	7,757	97,195
Redwood Trust Inc.	16,109	250,495
Renasant Corp.	4,412	74,916
Republic Bancorp Inc. (Kentucky)	2,036	39,661
Resource Capital Corp.	10,789	71,100
Retail Opportunity Investments Corp.	8,551	93,548
RLI Corp.	3,736	215,380
Rockville Financial Inc.	2,698	28,140
Rodman & Renshaw Capital Group Inc. (a)	3,097	6,349
Roma Financial Corp.	1,613	17,856
S&T Bancorp Inc.	5,069	109,338
Sabra Health Care REIT Inc.	5,120	90,163
Safeguard Scientifics Inc. (a)	4,401	89,560
Safety Insurance Group Inc.	2,653	122,330
Sanders Morris Harris Group Inc.	4,259	34,115
Sandy Spring Bancorp Inc.	5,008	92,448
Saul Centers Inc.	1,289	57,425
SCBT Financial Corp.	2,612	86,927
SeaBright Holdings Inc.	4,651	47,673
Selective Insurance Group Inc.	10,878	188,189
Sierra Bancorp	1,909	21,343
Signature Bank (a)	8,367	471,899
Simmons First National Corp.	3,615	97,930
Solar Senior Capital Ltd. (a)	1,608	29,957
Southside Bancshares Inc.	3,223	68,972
Southwest Bancorp Inc. (a)	4,116	58,406
Sovran Self Storage Inc.	5,737	226,898
Starwood Property Trust Inc.	14,518	323,751
State Auto Financial Corp.	2,850	51,927
State Bancorp Inc.	3,363	34,942
StellarOne Corp.	4,861	69,026
Sterling Bancorp NY	5,540	55,455
Sterling Bancshares Inc. TX	19,081	164,287
Stewart Information Services Corp.	3,746	39,258

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stifel Financial Corp. (a)	7,049	$506,048
Strategic Hotels & Resorts Inc. (a)	29,164	188,108
Student Loan Corp. Escrow Shares, The (a) (b)	802	2,005
Suffolk Bancorp	1,923	40,345
Sun Communities Inc.	3,992	142,315
Sunstone Hotel Investors Inc. (a)	23,968	244,234
Susquehanna Bancshares Inc.	26,732	249,944
SVB Financial Group (a)	8,536	485,954
SWS Group Inc.	5,828	35,376
SY Bancorp Inc.	2,414	60,736
Tanger Factory Outlet Centers Inc.	16,650	436,896
Taylor Capital Group Inc. (a)	1,930	20,284
Tejon Ranch Co. (a)	2,674	98,243
Terreno Realty Corp. (a)	1,890	32,565
Territorial Bancorp Inc.	2,626	52,310
Teton Advisors Inc. Class B (a) (b)	25	325
Texas Capital Bancshares Inc. (a)	7,411	192,612
Thomas Properties Group Inc. (a)	7,099	23,782
Tompkins Financial Corp.	1,682	69,887
Tower Bancorp Inc.	1,620	36,110
Tower Group Inc.	7,757	186,401
TowneBank	4,800	75,168
TradeStation Group Inc. (a)	8,329	58,470
Trico Bancshares	2,842	46,353
Trustco Bank Corp. NY	15,504	91,939
Trustmark Corp.	11,768	275,607
Two Harbors Investment Corp.	13,866	145,177
UMB Financial Corp.	6,368	237,877
UMH Properties Inc.	2,394	23,796
Umpqua Holdings Corp.	23,515	269,012
Union First Market Bankshares Corp.	3,833	43,121
United Bankshares Inc.	7,972	211,417
United Community Banks Inc. (a)	19,268	45,665
United Financial Bancorp Inc.	3,402	56,167
United Fire & Casualty Co.	4,670	94,381
Universal Health Realty Income Trust	2,311	93,665
Universal Insurance Holdings Inc.	3,417	18,520
Univest Corp. of Pennsylvania	3,384	59,964
Urstadt Biddle Properties Inc.	3,960	75,319
U-Store-It Trust	19,248	202,489
ViewPoint Financial Group	2,749	35,737
Virginia Commerce Bancorp (a)	4,044	23,213
Virtus Investment Partners Inc. (a)	1,146	67,522
Walter Investment Management Corp.	5,260	84,844
Washington Banking Co.	2,986	42,103
Washington Real Estate
Investment Trust	12,491	388,345
Washington Trust Bancorp Inc.	2,964	70,365
Waterstone Financial Inc. (a)	1,525	4,682
Webster Financial Corp.	13,777	295,241
WesBanco Inc.	4,733	98,020
West Bancorporation	3,350	26,733
West Coast Bancorp (a)	19,096	66,263
Westamerica Bancorporation	5,461	280,532
Western Alliance Bancorp (a)	12,618	103,720

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Westfield Financial Inc.	6,023	$54,568
Westwood Holdings Group Inc.	1,182	47,576
Whitney Holding Corp.	11,910	162,214
Wilshire Bancorp Inc. (a)	4,217	20,663
Winthrop Realty Trust	4,213	51,609
Wintrust Financial Corp.	6,440	236,670
World Acceptance Corp. (a)	3,365	219,398
WSFS Financial Corp.	1,066	50,215

		49,082,610

Health Care (12.35%)
Abaxis Inc. (a)	4,583	132,174
Abiomed Inc. (a)	6,649	96,610
Accretive Health Inc. (a)	2,350	65,236
Accuray Inc. (a)	10,443	94,300
Acorda Therapeutics Inc. (a)	7,957	184,602
Acura Pharmaceuticals Inc. (a)	1,778	5,618
Affymax Inc. (a)	5,132	30,125
Affymetrix Inc. (a)	14,765	76,926
Air Methods Corp. (a)	2,292	154,137
Akorn Inc. (a)	11,685	67,422
Albany Molecular Research Inc. (a)	5,087	21,671
Alexza Pharmaceuticals Inc. (a)	7,788	13,240
Align Technology Inc. (a)	12,115	248,115
Alimera Sciences Inc. (a)	1,290	10,062
Alkermes Inc. (a)	19,623	254,118
Alliance HealthCare Services Inc. (a)	5,809	25,676
Allied Healthcare International Inc. (a)	9,689	24,610
Allos Therapeutics Inc. (a)	16,098	51,031
Almost Family Inc. (a)	1,668	62,784
Alnylam Pharmaceuticals Inc. (a)	7,566	72,407
Alphatec Holdings Inc. (a)	10,345	27,932
AMAG Pharmaceuticals Inc. (a)	4,322	72,177
Amedisys Inc. (a)	5,749	201,215
America Service Group Inc.	1,934	49,588
American Dental Partners Inc. (a)	3,191	41,866
American Medical Systems Holdings Inc. (a)	15,320	331,525
AMERIGROUP Corp. (a)	10,377	666,722
AMN Healthcare Services Inc. (a)	6,796	58,853
Amsurg Corp. (a)	6,198	157,677
Analogic Corp.	2,639	149,235
Angiodynamics Inc. (a)	5,162	78,049
Antares Pharma Inc. (a)	14,185	25,533
Anthera Pharmaceuticals Inc. (a)	2,119	14,324
Aoxing Pharmaceutical Co. Inc. (a)	4,813	10,396
Ardea Biosciences Inc. (a)	2,831	81,221
Arena Pharmaceuticals Inc. (a)	25,934	36,048
Ariad Pharmaceuticals Inc. (a)	25,333	190,504
ArQule Inc. (a)	9,278	66,430
Array Biopharma Inc. (a)	12,399	37,941
ArthroCare Corp. (a)	5,534	184,504
Assisted Living Concepts Inc. Class A (a)	2,011	78,711
athenahealth Inc. (a)	6,744	304,357
Atrion Corp.	329	57,401

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Auxilium Pharmaceuticals Inc. (a)	8,670	$186,145
AVANIR Pharmaceuticals Inc.
Class A (a)	18,598	75,880
Aveo Pharmaceuticals Inc. (a)	2,259	30,248
AVI BioPharma Inc. (a)	22,391	41,871
BioCryst Pharmaceuticals Inc. (a)	5,847	22,160
Biodel Inc. (a)	3,332	6,997
BioMimetic Therapeutics Inc. (a)	3,701	48,520
Bio-Reference Laboratories Inc. (a)	4,909	110,158
BioSante Pharmaceuticals Inc. (a)	12,808	25,360
BioScrip Inc. (a)	8,114	38,217
BioSpecifics Technologies Corp. (a)	851	21,700
BioTime Inc. (a)	5,081	37,853
Bruker Corp. (a)	14,734	307,204
Cadence Pharmaceuticals Inc. (a)	5,440	50,102
Caliper Life Sciences Inc. (a)	9,105	61,550
Cambrex Corp. (a)	6,570	36,135
Cantel Medical Corp.	2,732	70,349
Capital Senior Living Corp. (a)	5,450	57,879
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	11,482
CardioNet Inc. (a)	5,268	25,234
Catalyst Health Solutions Inc. (a)	7,612	425,739
Celera Corp. (a)	17,154	139,119
Celldex Therapeutics Inc. (a)	7,717	31,022
Centene Corp. (a)	9,918	327,096
Cepheid Inc. (a)	12,145	340,303
Cerus Corp. (a)	7,831	22,632
Chelsea Therapeutics International Ltd. (a)	9,481	36,976
Chemed Corp.	4,195	279,429
Chindex International Inc. (a)	2,774	44,523
Clinical Data Inc. (a)	2,289	69,357
Codexis Inc. (a)	2,376	28,179
Computer Programs & Systems Inc.	2,003	128,753
Conceptus Inc. (a)	6,413	92,668
Conmed Corp. (a)	5,906	155,210
Continucare Corp. (a)	6,259	33,486
Corcept Therapeutics Inc. (a)	5,631	23,932
Cornerstone Therapeutics Inc. (a)	1,538	10,182
Corvel Corp. (a)	1,434	76,260
Cross Country Healthcare Inc. (a)	6,408	50,175
CryoLife Inc. (a)	6,105	37,240
Cubist Pharmaceuticals Inc. (a)	12,019	303,360
Cumberland Pharmaceuticals Inc. (a)	2,460	13,604
Curis Inc. (a)	14,968	48,646
Cutera Inc. (a)	2,983	25,564
Cyberonics Inc. (a)	5,771	183,576
Cynosure Inc. Class A (a)	2,094	29,086
Cytokinetics Inc. (a)	9,338	13,914
Cytori Therapeutics Inc. (a)	9,615	75,285
CytRx Corp. (a)	21,779	19,168
Delcath Systems Inc. (a)	8,463	62,372
DepoMed Inc. (a)	10,518	105,601
Dexcom Inc. (a)	11,993	186,131
Dionex Corp. (a)	3,577	422,265

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Durect Corp. (a)	18,266	$65,758
Dyax Corp. (a)	22,382	36,035
Dynavax Technologies Corp. (a)	19,412	53,577
DynaVox Inc. Class A (a)	1,898	10,477
Emergent Biosolutions Inc. (a)	3,863	93,330
Emeritus Corp. (a)	4,229	107,670
Endologix Inc. (a)	10,260	69,563
Ensign Group Inc., The	2,913	93,012
Enzo Biochem Inc. (a)	7,253	30,390
Enzon Pharmaceuticals Inc. (a)	10,290	112,161
eResearch Technology Inc. (a)	9,979	67,558
Exact Sciences Corp. (a)	9,025	66,424
Exactech Inc. (a)	1,596	28,010
ExamWorks Group Inc. (a)	2,381	52,930
Exelixis Inc. (a)	25,242	285,235
Five Star Quality Care Inc. (a)	6,311	51,308
Furiex Pharmaceuticals Inc. (a)	1,759	29,692
Genomic Health Inc. (a)	2,995	73,677
Gentiva Health Services Inc. (a)	5,764	161,565
Geron Corp. (a)	24,898	125,735
Greatbatch Inc. (a)	4,759	125,923
Haemonetics Corp. (a)	5,077	332,747
Halozyme Therapeutics Inc. (a)	15,319	102,790
Hanger Orthopedic Group Inc. (a)	5,336	138,896
Hansen Medical Inc. (a)	8,491	18,765
Healthsouth Corp. (a)	19,170	478,867
Healthspring Inc. (a)	11,662	435,809
Healthways Inc. (a)	6,934	106,576
HeartWare International Inc. (a)	1,918	164,047
Hi-Tech Pharmacal Co. Inc. (a)	2,022	40,703
HMS Holdings Corp. (a)	5,481	448,620
ICU Medical Inc. (a)	2,439	106,779
Idenix Pharmaceuticals Inc. (a)	7,233	24,014
Immucor Inc. (a)	14,191	280,698
ImmunoGen Inc. (a)	14,160	128,431
Immunomedics Inc. (a)	12,906	49,301
Impax Laboratories Inc. (a)	12,776	325,149
Incyte Corp. (a)	18,064	286,314
Infinity Pharmaceuticals Inc. (a)	3,155	18,551
Inhibitex Inc. (a)	9,926	35,932
Inovio Pharmaceuticals Inc. (a)	15,984	17,582
Inspire Pharmaceuticals Inc. (a)	12,138	48,066
Insulet Corp. (a)	8,306	171,270
Integra LifeSciences Holdings Corp. (a)	4,316	204,665
InterMune Inc. (a)	9,676	456,610
Invacare Corp.	5,900	183,608
IPC The Hospitalist Co. (a)	3,267	148,354
IRIS International Inc. (a)	3,443	31,056
Ironwood Pharmaceuticals Inc. (a)	3,817	53,438
Isis Pharmaceuticals Inc. (a)	19,595	177,139
Jazz Pharmaceuticals Inc. (a)	3,001	95,582
Kendle International Inc. (a)	2,915	31,220
Kensey Nash Corp. (a)	1,624	40,454
Keryx Biopharmaceuticals Inc. (a)	10,557	52,785
Kindred Healthcare Inc. (a)	7,907	188,819
Landauer Inc.	1,951	120,026

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Lannett Company Inc. (a)	2,393	$13,353
LCA-Vision Inc. (a)	3,890	26,258
Lexicon Pharmaceuticals Inc. (a)	40,275	67,662
LHC Group Inc. (a)	3,199	95,970
Ligand Pharmaceuticals Inc. Class B (a)	4,542	45,420
Luminex Corp. (a)	7,840	147,078
Magellan Health Services Inc. (a)	6,449	316,517
MAKO Surgical Corp. (a)	5,785	139,997
MannKind Corp. (a)	13,529	49,381
MAP Pharmaceuticals Inc. (a)	2,884	39,770
Masimo Corp.	10,562	349,602
Maxygen Inc.	6,297	32,744
MedAssets Inc. (a)	8,840	134,987
Medcath Corp. (a)	4,154	57,948
Medical Action Industries Inc. (a)	3,037	25,511
Medicines Co., The (a)	10,917	177,838
Medicis Pharmaceutical Corp. Class A	12,315	394,573
Medidata Solutions Inc. (a)	3,836	98,087
Medivation Inc. (a)	6,942	129,399
MELA Sciences Inc. (a)	4,677	16,463
Merge Healthcare Inc. (a)	10,419	50,845
Meridian Bioscience Inc.	8,361	200,580
Merit Medical Systems Inc. (a)	5,856	114,895
Metabolix Inc. (a)	5,468	57,469
Metropolitan Health Networks Inc. (a)	8,066	38,152
Micromet Inc. (a)	18,462	103,572
Molina Healthcare Inc. (a)	2,684	107,360
Momenta Pharmaceuticals Inc. (a)	8,618	136,595
MWI Veterinary Supply Inc. (a)	2,516	202,991
Nabi Biopharmaceuticals (a)	8,846	51,395
Nanosphere Inc. (a)	3,396	11,037
National Healthcare Corp.	1,797	83,543
National Research Corp.	371	12,592
Natus Medical Inc. (a)	5,831	97,961
Nektar Therapeutics (a)	21,803	206,474
Neogen Corp. (a)	4,624	191,341
NeoStem Inc. (a)	5,004	8,607
Neuralstem Inc. (a)	11,605	20,889
Neurocrine Biosciences Inc. (a)	9,996	75,870
NeurogesX Inc. (a)	2,452	9,931
Novavax Inc. (a)	17,166	44,460
NPS Pharmaceuticals Inc. (a)	13,364	127,893
NuVasive Inc. (a)	8,009	202,788
NxStage Medical Inc. (a)	5,075	111,548
Nymox Pharmaceutical Corp. (a)	3,641	28,727
Obagi Medical Products Inc. (a)	3,561	45,011
Omeros Corp. (a)	3,773	30,184
Omnicell Inc. (a)	6,651	101,361
Onyx Pharmaceuticals Inc. (a)	12,876	452,978
Opko Health Inc. (a)	19,321	72,067
Optimer Pharmaceuticals Inc. (a)	7,602	89,932
OraSure Technologies Inc. (a)	9,720	76,399
Orexigen Therapeutics Inc. (a)	6,208	17,444
Orthofix International NV (a)	3,610	117,181
Orthovita Inc. (a)	14,487	30,857

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Osiris Therapeutics Inc. (a)	3,677	$26,695
Owens & Minor Inc.	12,494	405,805
Pacific Biosciences of California Inc. (a)	3,057	42,951
Pain Therapeutics Inc. (a)	6,961	66,547
Palomar Medical Technologies Inc. (a)	3,767	55,940
Par Pharmaceutical Companies Inc. (a)	7,200	223,776
Parexel International Corp. (a)	11,795	293,696
PDI Inc. (a)	1,763	14,298
PDL BioPharma Inc.	26,529	153,868
Peregrine Pharmaceuticals Inc. (a)	13,454	31,751
Pharmacyclics Inc. (a)	8,178	48,168
Pharmasset Inc. (a)	6,263	492,961
PharMerica Corp. (a)	6,260	71,614
Pozen Inc. (a)	5,665	30,421
Progenics Pharmaceuticals Inc. (a)	5,845	36,122
Providence Service Corp. (a)	2,625	39,322
PSS World Medical Inc. (a)	11,565	313,990
PURE Bioscience Inc. (a)	6,973	10,878
Quality Systems Inc.	3,825	318,776
Questcor Pharmaceuticals Inc. (a)	11,451	165,009
Quidel Corp. (a)	4,610	55,136
RehabCare Group Inc. (a)	5,092	187,742
Rigel Pharmaceuticals Inc. (a)	10,621	75,515
Rochester Medical Corp. (a)	2,342	26,886
RTI Biologics Inc. (a)	11,797	33,739
Rural/Metro Corp. (a)	3,860	65,774
Salix Pharmaceuticals Ltd. (a)	11,622	407,119
Sangamo BioSciences Inc. (a)	9,556	79,601
Santarus Inc. (a)	10,670	36,491
Savient Pharmaceuticals Inc. (a)	13,749	145,739
SciClone Pharmaceuticals Inc. (a)	7,045	28,462
Seattle Genetics Inc. (a)	18,238	283,966
Select Medical Holdings Corp. (a)	10,117	81,543
Sequenom Inc. (a)	20,492	129,714
SIGA Technologies Inc. (a)	6,533	79,049
Sirona Dental Systems Inc. (a)	6,767	339,433
Skilled Healthcare Group Inc. Class A (a)	4,000	57,560
Solta Medical Inc. (a)	11,987	39,557
Somaxon Pharmaceuticals Inc. (a)	6,952	19,674
SonoSite Inc. (a)	2,877	95,862
Spectranetics Corp. (a)	7,119	33,530
Spectrum Pharmaceuticals Inc. (a)	10,163	90,349
STAAR Surgical Co. (a)	7,077	39,419
StemCells Inc. (a)	24,083	21,916
Stereotaxis Inc. (a)	6,177	23,905
STERIS Corp.	11,924	411,855
Sucampo Pharmaceuticals Inc. Class A (a)	1,995	8,379
Sun Healthcare Group Inc. (a)	5,010	70,491
Sunrise Senior Living Inc. (a)	11,327	135,131
SuperGen Inc. (a)	12,021	37,265
SurModics Inc. (a)	3,551	44,388
Symmetry Medical Inc. (a)	7,589	74,372
Syneron Medical Ltd. (a)	7,274	94,853
Synovis Life Technologies Inc. (a)	2,291	43,941

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Synta Pharmaceuticals Corp. (a)	4,417	$23,233
Targacept Inc. (a)	4,883	129,839
Team Health Holdings Inc. (a)	3,013	52,667
Theravance Inc. (a)	13,051	316,095
TomoTherapy Inc. (a)	9,748	44,548
Transcend Services Inc. (a)	1,835	44,040
Transcept Pharmaceuticals Inc. (a)	1,041	8,526
Triple-S Management Corp. Class B (a)	3,945	81,188
U.S. Physical Therapy Inc. (a)	2,145	47,919
Unilife Corp. (a)	9,875	55,991
Universal American Financial Corp.	6,442	147,586
Vanda Pharmaceuticals Inc. (a)	5,657	41,240
Vascular Solutions Inc. (a)	3,402	37,116
Vical Inc. (a)	14,763	43,698
ViroPharma Inc. (a)	16,030	318,997
Vital Images Inc. (a)	3,050	41,206
VIVUS Inc. (a)	16,830	104,178
Volcano Corp. (a)	10,328	264,397
WellCare Health Plans Inc. (a)	8,532	357,917
West Pharmaceutical Services Inc.	6,717	300,720
Wright Medical Group Inc. (a)	8,003	136,131
Xenoport Inc. (a)	5,853	34,708
Young Innovations Inc.	1,235	38,779
Zalicus Inc. (a)	13,173	31,879
ZIOPHARM Oncology Inc. (a)	11,555	72,219
Zoll Medical Corp. (a)	4,413	197,745

		31,905,656

Industrials (15.46%)
3D Systems Corp. (a)	3,816	185,267
A123 Systems Inc. (a)	14,895	94,583
Aaon Inc.	2,522	82,974
AAR Corp. (a)	7,949	220,346
ABM Industries Inc.	10,281	261,035
Acacia Research - Acacia Technologies (a)	7,180	245,700
ACCO Brands Corp. (a)	11,474	109,462
Aceto Corp.	5,355	42,679
Actuant Corp. Class A	13,647	395,763
Acuity Brands Inc.	8,792	514,244
Advanced Battery Technologies Inc. (a)	11,991	23,263
Advisory Board Co., The (a)	3,158	162,637
Aerovironment Inc. (a)	3,382	118,269
Air Transport Services Group Inc. (a)	11,185	94,513
Aircastle Ltd.	10,387	125,371
Airtran Holdings Inc. (a)	27,788	207,021
Alamo Group Inc.	1,355	37,195
Alaska Air Group Inc. (a)	7,231	458,590
Albany International Corp. Class A	5,505	137,074
Allegiant Travel Co.	3,151	138,045
Altra Holdings Inc. (a)	5,537	130,784
AMERCO (a)	1,698	164,706
American Railcar Industries Inc. (a)	2,027	50,594
American Reprographics Co. (a)	7,592	78,577
American Science & Engineering Inc.	1,869	172,621
American Superconductor Corp. (a)	9,533	237,086

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
American Woodmark Corp.	1,963	$40,987
Ameron International Corp.	1,868	130,368
Ampco-Pittsburgh Corp.	1,816	50,085
AO Smith Corp.	7,288	323,150
APAC Customer Services Inc. (a)	6,448	38,752
Apogee Enterprises Inc.	5,724	75,500
Applied Energetics Inc. (a)	15,508	10,235
Applied Industrial Technologies Inc.	8,434	280,515
Argan Inc. (a)	1,741	14,903
Arkansas Best Corp.	5,113	132,529
Astec Industries Inc. (a)	4,012	149,607
Astronics Corp. (a)	1,984	49,937
Atlas Air Worldwide Holdings Inc. (a)	5,308	370,074
Avis Budget Group Inc. (a)	20,797	372,474
AZZ Inc.	2,544	116,006
Badger Meter Inc.	3,064	126,267
Baltic Trading Ltd.	3,316	30,242
Barnes Group Inc.	9,890	206,503
Barrett Business Services Inc.	1,437	23,078
Beacon Roofing Supply Inc. (a)	9,317	190,719
Belden Inc.	9,489	356,312
Blount International Inc. (a)	9,797	156,556
BlueLinx Holdings Inc. (a)	2,061	7,626
Brady Corp.	9,667	345,015
Briggs & Stratton Corp.	9,931	224,937
Brink’s Co., The	9,514	315,009
Broadwind Energy Inc. (a)	18,812	24,644
Builders FirstSource Inc. (a)	9,126	25,918
CAI International Inc. (a)	2,006	51,875
Capstone Turbine Corp. (a)	48,972	88,639
Cascade Corp.	1,894	84,435
Casella Waste Systems Inc. Class A (a)	4,988	35,764
CBIZ Inc. (a)	7,103	51,213
CDI Corp.	2,546	37,655
Celadon Group Inc. (a)	4,242	68,890
Cenveo Inc. (a)	11,237	73,378
Ceradyne Inc. (a)	5,173	233,199
Chart Industries Inc. (a)	5,798	319,122
CIRCOR International Inc.	3,465	162,924
Clarcor Inc.	10,011	449,794
Clean Harbors Inc. (a)	4,732	466,859
Coleman Cable Inc. (a)	1,533	13,582
Colfax Corp. (a)	4,912	112,730
Columbus McKinnon Corp. (a)	4,008	73,988
Comfort Systems USA Inc.	7,879	110,858
Commercial Vehicle Group Inc. (a)	4,992	89,057
Consolidated Graphics Inc. (a)	1,876	102,486
Corporate Executive Board Co., The	6,912	279,037
CoStar Group Inc. (a)	4,177	261,814
Courier Corp.	2,257	31,508
CRA International Inc. (a)	2,289	65,992
Cubic Corp.	3,241	186,358
Curtiss-Wright Corp.	9,183	322,691
Deluxe Corp.	10,425	276,680
DigitalGlobe Inc. (a)	5,659	158,622
Dolan Co., The (a)	6,193	75,183

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Dollar Thrifty Automotive Group Inc. (a)	5,808	$387,568
Douglas Dynamics Inc.	2,319	33,069
Ducommun Inc.	2,045	48,876
DXP Enterprises Inc. (a)	1,662	38,359
Dycom Industries Inc. (a)	7,273	126,114
Dynamic Materials Corp.	2,766	77,310
Eagle Bulk Shipping Inc. (a)	12,668	47,125
EMCOR Group Inc. (a)	13,340	413,140
Encore Wire Corp.	3,775	91,884
Ener1 Inc. (a)	12,395	36,689
Energy Recovery Inc. (a)	8,299	26,391
EnergySolutions Inc.	18,119	107,989
EnerNOC Inc. (a)	4,038	77,166
EnerSys (a)	9,691	385,217
Ennis Inc.	5,323	90,651
EnPro Industries Inc. (a)	4,215	153,089
ESCO Technologies Inc.	5,392	205,705
Esterline Technologies Corp. (a)	6,019	425,664
Excel Maritime Carriers Ltd. (a)	8,087	34,693
Exponent Inc. (a)	2,840	126,692
Federal Signal Corp.	12,491	81,316
Flow International Corp. (a)	9,426	41,380
Force Protection Inc. (a)	14,452	70,815
Forward Air Corp.	6,041	185,036
Franklin Covey Co. (a)	2,407	20,845
Franklin Electric Co. Inc.	4,689	216,632
Freightcar America Inc. (a)	2,541	82,608
Fuel Tech Inc. (a)	3,374	30,029
FuelCell Energy Inc. (a)	20,833	44,583
Furmanite Corp. (a)	7,989	63,912
G&K Services Inc. Class A	3,661	121,728
Genco Shipping & Trading Ltd. (a)	5,833	62,819
GenCorp Inc. (a)	11,922	71,294
Generac Holdings Inc. (a)	4,051	82,195
Genesee & Wyoming Inc. (a)	7,835	455,997
Geo Group Inc., The (a)	12,292	315,167
GeoEye Inc. (a)	4,499	187,068
Gibraltar Industries Inc. (a)	5,988	71,437
Global Defense Technology & Systems Inc. (a)	1,007	24,390
Gorman-Rupp Co., The	2,515	99,066
GP Strategies Corp. (a)	3,153	42,881
GrafTech International Ltd. (a)	24,321	501,742
Graham Corp.	1,895	45,366
Granite Construction Inc.	7,096	199,398
Great Lakes Dredge & Dock Co.	11,970	91,331
Greenbrier Companies Inc. (a)	4,055	115,081
Griffon Corp. (a)	9,072	119,115
H&E Equipment Services Inc. (a)	5,632	109,880
Hawaiian Holdings Inc. (a)	10,673	64,145
Healthcare Services Group Inc.	13,317	234,113
Heartland Express Inc.	10,102	177,391
Heico Corp.	5,976	373,620
Heidrick & Struggles International Inc.	3,573	99,437
Herman Miller Inc.	11,493	315,943
Hexcel Corp. (a)	19,705	387,991

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Higher One Holdings Inc. (a)	2,119	$30,620
Hill International Inc. (a)	5,140	27,191
HNI Corp.	9,077	286,470
Hoku Corp. (a)	3,355	6,710
Horizon Lines Inc.	5,782	4,915
Houston Wire & Cable Co.	3,485	50,951
Hub Group Inc. (a)	7,707	278,916
Hudson Highland Group Inc. (a)	6,513	42,334
Huron Consulting Group Inc. (a)	4,507	124,799
ICF International Inc. (a)	3,450	70,863
II-VI Inc. (a)	5,123	254,869
Innerworkings Inc. (a)	5,037	37,173
Insituform Technologies Inc. (a)	7,992	213,786
Insperity Inc.	4,366	132,639
Insteel Industries Inc.	3,705	52,389
Interface Inc.	10,239	189,319
Interline Brands Inc. (a)	6,623	135,109
International Shipholding Corp.	1,243	30,951
Jetblue Airways Corp. (a)	49,276	308,961
John Bean Technologies Corp.	5,825	112,015
Kadant Inc. (a)	2,528	66,208
Kaman Corp.	5,248	184,730
Kaydon Corp.	6,652	260,692
Kelly Services Inc. Class A (a)	5,196	112,805
Kforce Inc. (a)	6,282	114,961
Kimball International Inc. Class B	6,060	42,420
Knight Transportation Inc.	12,217	235,177
Knoll Inc.	9,576	200,713
Korn/Ferry International (a)	9,294	206,977
Kratos Defense & Security Solutions Inc. (a)	3,566	50,780
L.B. Foster Co. Class A	2,076	89,496
LaBarge Inc. (a)	2,670	47,259
Ladish Co. Inc. (a)	3,225	176,246
Lawson Products Inc.	834	19,215
Layne Christensen Co. (a)	4,009	138,310
LECG Corp. (a)	5,133	1,035
Lindsay Corp.	2,560	202,291
LMI Aerospace Inc. (a)	1,901	38,419
LSI Industries Inc.	4,226	30,596
Lydall Inc. (a)	3,442	30,599
M & F Worldwide Corp. (a)	2,140	53,757
Marten Transport Ltd.	3,265	72,810
MasTec Inc. (a)	10,799	224,619
McGrath Rentcorp	4,857	132,450
Meritor Inc. (a)	19,121	324,483
Metalico Inc. (a)	7,772	48,342
Met-Pro Corp.	2,805	33,380
Michael Baker Corp. (a)	1,657	48,169
Middleby Corp. (a)	3,354	312,660
Miller Industries Inc.	2,114	34,331
Mine Safety Appliances Co.	5,437	199,375
Mistras Group Inc. (a)	2,920	50,253
Mobile Mini Inc. (a)	7,346	176,451
Moog Inc. Class A (a)	9,107	418,102
Mueller Industries Inc.	7,419	271,684

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mueller Water Products Inc.	31,326	$140,340
Multi-Color Corp.	2,151	43,472
MYR Group Inc. (a)	4,062	97,163
NACCO Industries Inc. Class A	1,171	129,595
National Presto Industries Inc.	993	111,891
Navigant Consulting Inc. (a)	10,209	101,988
NCI Building Systems Inc. (a)	3,501	44,358
Nordson Corp.	6,834	786,320
Northwest Pipe Co. (a)	1,912	43,842
Old Dominion Freight Line Inc. (a)	8,541	299,704
Omega Flex Inc. (a)	677	9,106
On Assignment Inc. (a)	7,597	71,868
Orbital Sciences Corp. (a)	11,775	222,783
Orion Marine Group Inc. (a)	5,492	58,984
P.A.M. Transportation Services Inc. (a)	910	11,056
Pacer International Inc. (a)	6,915	36,373
Park-Ohio Holdings Corp. (a)	1,575	32,540
Patriot Transportation Holding Inc. (a)	888	23,754
PGT Inc. (a)	3,767	8,852
Pike Electric Corp. (a)	3,168	30,159
Pinnacle Airlines Corp. (a)	3,716	21,367
PMFG Inc. (a)	2,995	63,913
Polypore International Inc. (a)	4,466	257,152
Powell Industries Inc. (a)	1,798	70,913
PowerSecure International Inc. (a)	3,699	31,811
Preformed Line Products Co.	487	33,686
Primoris Services Corp.	4,081	41,381
Quality Distribution Inc. (a)	2,019	23,925
Quanex Building Products Corp.	7,836	153,821
RailAmerica Inc. (a)	4,819	82,116
Raven Industries Inc.	3,328	204,406
RBC Bearings Inc. (a)	4,379	167,409
Republic Airways Holdings Inc. (a)	6,995	44,978
Resources Connection Inc.	9,398	182,227
Roadrunner Transportation Systems Inc. (a)	2,144	32,160
Robbins & Myers Inc.	7,781	357,848
Rollins Inc.	12,775	259,333
RSC Holdings Inc. (a)	10,181	146,403
Rush Enterprises Inc. Class A (a)	6,401	126,740
Saia Inc. (a)	3,228	52,907
SatCon Technology Corp. (a)	14,481	55,897
Sauer-Danfoss Inc. (a)	2,387	121,570
Schawk Inc.	2,324	45,179
School Specialty Inc. (a)	3,754	53,682
Seaboard Corp.	43	103,759
SFN Group Inc. (a)	10,598	149,326
Simpson Manufacturing Co. Inc.	7,842	231,025
SkyWest Inc.	10,920	184,766
Standard Parking Corp. (a)	3,159	56,104
Standard Register Co., The	3,538	11,746
Standex International Corp.	2,520	95,483
Steelcase Inc.	15,213	173,124
Sterling Construction Company Inc. (a)	3,275	55,282
Sun Hydraulics Corp.	2,550	109,905
Sykes Enterprises Inc. (a)	8,334	164,763

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
TAL International Group Inc.	3,424	$124,188
Taser International Inc. (a)	12,757	51,921
Team Inc. (a)	3,861	101,390
Tecumseh Products Co. Class A (a)	3,757	37,645
Teledyne Technologies Inc. (a)	7,323	378,672
Tennant Co.	3,866	162,527
Tetra Tech Inc. (a)	12,625	311,711
Textainer Group Holdings Ltd.	1,938	72,016
Titan International Inc.	8,006	213,040
Titan Machinery Inc. (a)	2,762	69,740
Tredegar Corp.	4,806	103,713
Trex Co. Inc. (a)	3,229	105,330
TriMas Corp. (a)	3,035	65,252
Triumph Group Inc.	3,397	300,465
TrueBlue Inc. (a)	8,933	149,985
Tutor Perini Corp.	5,277	128,548
Twin Disc Inc.	1,775	57,190
Ultrapetrol Bahamas Ltd. (a)	4,438	22,545
UniFirst Corp.	2,773	146,997
United Capital Corp. (a)	386	10,924
United Rentals Inc. (a)	12,308	409,610
United Stationers Inc. (a)	4,828	343,029
Universal Forest Products Inc.	3,813	139,746
Universal Truckload Services Inc. (a)	1,061	18,302
UQM Technologies Inc. (a)	7,279	21,691
US Airways Group Inc. (a)	32,855	286,167
US Ecology Inc.	3,731	65,031
USA Truck Inc. (a)	1,751	22,763
Viad Corp.	4,155	99,388
Vicor Corp.	3,848	63,454
VSE Corp.	814	24,184
Wabash National Corp. (a)	13,290	153,898
Watsco Inc.	5,554	387,169
Watts Water Technologies Inc.	5,801	221,540
Werner Enterprises Inc.	7,500	198,525
Woodward Inc.	12,244	423,153
Xerium Technologies Inc. (a)	1,499	36,051

		39,938,352

Information Technology (19.11%)
Accelrys Inc. (a)	11,659	93,272
ACI Worldwide Inc. (a)	6,938	227,566
Acme Packet Inc. (a)	9,310	660,638
Actuate Corp. (a)	9,562	49,722
Acxiom Corp. (a)	13,775	197,671
Adtran Inc.	12,116	514,445
Advanced Analogic Technologies Inc. (a)	9,157	34,613
Advanced Energy Industries Inc. (a)	7,453	121,857
Advent Software Inc. (a)	6,435	184,491
Agilysys Inc. (a)	3,531	20,268
Alpha & Omega Semiconductor Ltd. (a)	1,006	12,766
American Software Inc. Class A	4,162	30,716
Amkor Technology Inc. (a)	21,365	144,000
ANADIGICS Inc. (a)	12,980	58,150
Anaren Inc. (a)	2,988	60,059

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ancestry.com Inc. (a)	3,862	$136,908
Anixter International Inc.	5,718	399,631
Applied Micro Circuits Corp. (a)	13,561	140,763
Ariba Inc. (a)	18,164	620,119
Arris Group Inc. (a)	25,723	327,711
Aruba Networks Inc. (a)	15,267	516,635
Aspen Technology Inc. (a)	12,764	191,332
ATMI Inc. (a)	6,400	120,832
Aviat Networks Inc. (a)	12,557	64,920
Avid Technology Inc. (a)	5,919	131,994
Axcelis Technologies Inc. (a)	21,118	55,963
AXT Inc. (a)	6,254	44,841
Bel Fuse Inc.	2,257	49,677
Benchmark Electronics Inc. (a)	12,694	240,805
BigBand Networks Inc. (a)	10,079	25,701
Black Box Corp.	3,564	125,275
Blackbaud Inc.	9,153	249,328
Blackboard Inc. (a)	7,022	254,477
Blue Coat Systems Inc. (a)	8,526	240,092
Bottomline Technologies Inc. (a)	6,478	162,857
Brightpoint Inc. (a)	14,338	155,424
BroadSoft Inc. (a)	1,594	76,018
Brooks Automation Inc. (a)	13,275	182,266
Cabot Microelectronics Corp. (a)	4,780	249,755
CACI International Inc. (a)	6,010	368,533
Calix Inc. (a)	2,210	44,885
Cardtronics Inc. (a)	5,502	111,966
Cass Information Systems Inc.	1,713	67,304
Cavium Networks Inc. (a)	9,116	409,582
CDC Corp. Class A (a)	6,660	16,983
CEVA Inc. (a)	4,410	117,879
Checkpoint Systems Inc. (a)	8,088	181,818
Ciber Inc. (a)	12,482	83,629
Cirrus Logic Inc. (a)	13,577	285,524
Cognex Corp.	8,079	228,232
Coherent Inc. (a)	5,138	298,569
Cohu Inc.	4,700	72,192
Commvault Systems Inc. (a)	8,795	350,745
Computer Task Group Inc. (a)	3,181	42,275
comScore Inc. (a)	4,636	136,808
Comtech Telecommunications Corp.	5,445	147,995
Comverge Inc. (a)	5,116	23,841
Concur Technologies Inc. (a)	8,144	451,585
Conexant Systems Inc. (a)	16,465	39,187
Constant Contact Inc. (a)	5,846	204,025
Convio Inc. (a)	1,151	13,363
Cray Inc. (a)	7,541	48,639
CSG Systems International Inc. (a)	6,888	137,347
CTS Corp.	6,800	73,440
Cymer Inc. (a)	6,072	343,554
Daktronics Inc.	7,085	76,164
DDi Corp.	2,851	30,135
DealerTrack Holdings Inc. (a)	8,220	188,731
Deltek Inc. (a)	4,158	31,601
DemandTec Inc. (a)	3,636	47,850

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
DG FastChannel Inc. (a)	5,126	$165,160
Dice Holdings Inc. (a)	3,184	48,110
Digi International Inc. (a)	5,064	53,476
Digimarc Corp. (a)	1,360	39,304
Digital River Inc. (a)	8,111	303,595
Diodes Inc. (a)	6,905	235,184
DSP Group Inc. (a)	4,917	37,861
DTS Inc. (a)	3,599	167,821
EarthLink Inc.	22,111	173,129
Ebix Inc. (a)	5,557	131,423
Echelon Corp. (a)	6,799	68,874
Echo Global Logistics Inc. (a)	2,147	28,190
Electro Rent Corp.	3,402	58,446
Electro Scientific Industries Inc. (a)	5,653	98,136
Electronics for Imaging Inc. (a)	9,265	136,288
EMS Technologies Inc. (a)	3,287	64,606
Emulex Corp. (a)	16,912	180,451
Energy Conversion Devices Inc. (a)	9,533	21,545
Entegris Inc. (a)	26,836	235,352
Entropic Communications Inc. (a)	12,492	105,557
Epicor Software Corp. (a)	10,010	110,811
EPIQ Systems Inc.	6,732	96,672
ePlus Inc. (a)	878	23,364
Euronet Worldwide Inc. (a)	9,924	191,831
Evergreen Solar Inc. (a)	6,823	9,211
Exar Corp. (a)	7,349	44,241
Exlservice Holdings Inc. (a)	3,119	65,967
Extreme Networks Inc. (a)	17,814	62,349
Fair Isaac Corp.	8,421	266,188
FalconStor Software Inc. (a)	6,427	29,243
FARO Technologies Inc. (a)	3,375	135,000
FEI Co. (a)	7,761	261,701
Finisar Corp. (a)	17,748	436,601
Formfactor Inc. (a)	10,390	107,017
Forrester Research Inc.	2,955	113,147
Fortinet Inc. (a)	8,518	374,792
FSI International Inc. (a)	6,743	29,534
Gerber Scientific Inc. (a)	5,082	47,568
Global Cash Access Holdings Inc. (a)	10,313	33,724
Globecomm Systems Inc. (a)	4,418	54,474
GSI Commerce Inc. (a)	12,886	377,173
GSI Technology Inc. (a)	3,645	33,133
GT Solar International Inc. (a)	11,176	119,136
Guidance Software Inc. (a)	2,637	22,098
Hackett Group Inc., The (a)	6,225	23,904
Harmonic Inc. (a)	21,136	198,256
Heartland Payment Systems Inc.	7,724	135,402
Hittite Microwave Corp. (a)	5,532	352,776
Hutchinson Technology Inc. (a)	4,684	13,209
Hypercom Corp. (a)	9,363	112,637
iGate Corp.	4,832	90,697
Ikanos Communications Inc. (a)	5,881	6,704
Imation Corp. (a)	6,105	68,010
Immersion Corp. (a)	5,670	43,319
Infinera Corp. (a)	18,026	151,238
InfoSpace Inc. (a)	7,544	65,331

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Insight Enterprises Inc. (a)	9,277	$157,987
Integral Systems Inc. (a)	3,724	45,321
Integrated Device Technology Inc. (a)	31,298	230,666
Integrated Silicon Solution Inc. (a)	5,266	48,816
Interactive Intelligence Inc. (a)	2,653	102,698
InterDigital Inc.	8,926	425,859
Intermec Inc. (a)	10,126	109,260
Internap Network Services Corp. (a)	10,903	71,633
Intevac Inc. (a)	4,671	58,061
Intralinks Holdings Inc. (a)	2,252	60,218
IPG Photonics Corp. (a)	5,288	305,012
Ixia (a)	6,667	105,872
IXYS Corp. (a)	4,885	65,606
j2 Global Communications Inc. (a)	9,278	273,794
Jack Henry & Associates Inc.	17,091	579,214
JDA Software Group Inc. (a)	8,560	259,026
Kenexa Corp. (a)	4,605	127,052
Keynote Systems Inc.	2,536	47,043
KIT Digital Inc. (a)	5,400	65,016
Knot Inc., The (a)	6,209	74,818
Kopin Corp. (a)	14,013	64,320
Kulicke & Soffa Industries Inc. (a)	14,391	134,556
KVH Industries Inc. (a)	3,039	45,950
L-1 Identity Solutions Inc. (a)	15,751	185,547
Lattice Semiconductor Corp. (a)	23,755	140,154
Lawson Software Inc. (a)	28,092	339,913
Limelight Networks Inc. (a)	9,870	70,669
Lionbridge Technologies Inc. (a)	12,150	41,674
Liquidity Services Inc. (a)	3,064	54,723
Littelfuse Inc.	4,478	255,694
LivePerson Inc. (a)	9,087	114,860
Local.com Corp. (a)	4,067	15,821
LogMeIn Inc. (a)	3,080	129,853
LoopNet Inc. (a)	3,957	55,992
Loral Space & Communications Inc. (a)	2,177	168,826
LTX-Credence Corp. (a)	10,018	91,464
Magma Design Automation Inc. (a)	12,464	85,004
Manhattan Associates Inc. (a)	4,672	152,868
ManTech International Corp. (a)	4,358	184,779
Marchex Inc. Class B	3,513	27,647
Mattson Technology Inc. (a)	10,163	24,798
MAXIMUS Inc.	3,501	284,176
MaxLinear Inc. Class A (a)	1,501	12,263
Maxwell Technologies Inc. (a)	5,392	93,120
Measurement Specialties Inc. (a)	3,005	102,350
Mentor Graphics Corp. (a)	21,921	320,704
Mercury Computer Systems Inc. (a)	5,325	112,677
Meru Networks Inc. (a)	1,067	21,671
Methode Electronics Inc.	7,610	91,929
Micrel Inc.	10,420	140,462
Microsemi Corp. (a)	16,750	346,892
MicroStrategy Inc. (a)	1,701	228,750
Microvision Inc. (a)	18,583	24,530
Mindspeed Technologies Inc. (a)	6,577	55,641
MIPS Technologies Inc. (a)	9,823	103,043
MKS Instruments Inc. (a)	10,191	339,360

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ModusLink Global Solutions Inc. (a)	8,802	$48,059
MoneyGram International Inc. (a)	16,917	58,025
Monolithic Power Systems Inc. (a)	6,770	96,066
Monotype Imaging Holdings Inc. (a)	4,521	65,554
MoSys Inc. (a)	5,462	32,827
Move Inc. (a)	31,851	76,124
MTS Systems Corp.	3,191	145,350
Multi-Fineline Electronix Inc. (a)	2,060	58,133
Nanometrics Inc. (a)	3,615	65,395
NCI Inc. (a)	1,424	34,703
Netgear Inc. (a)	7,207	233,795
Netlogic Microsystems Inc. (a)	12,710	534,074
NetScout Systems Inc. (a)	6,256	170,914
NetSuite Inc. (a)	3,726	108,352
Network Engines Inc. (a)	7,218	14,653
Network Equipment Technologies Inc. (a)	5,662	21,346
Newport Corp. (a)	7,649	136,382
NIC Inc.	11,412	142,194
Novatel Wireless Inc. (a)	6,612	36,102
NVE Corp. (a)	926	52,171
Oclaro Inc. (a)	10,127	116,562
Omnivision Technologies Inc. (a)	10,873	386,318
Online Resources Corp. (a)	5,103	19,289
OpenTable Inc. (a)	3,242	344,787
Openwave Systems Inc. (a)	17,739	37,961
Oplink Communications Inc. (a)	4,127	80,435
OPNET Technologies Inc.	2,609	101,725
OpNext Inc. (a)	8,601	20,900
OSI Systems Inc. (a)	3,318	124,525
Parametric Technology Corp. (a)	23,374	525,681
Park Electrochemical Corp.	4,283	138,127
PC Connection Inc. (a)	1,806	16,001
PC-Tel Inc. (a)	4,264	32,705
PDF Solutions Inc. (a)	4,539	30,184
Pegasystems Inc.	3,315	125,771
Perficient Inc. (a)	4,888	58,705
Pericom Semiconductor Corp. (a)	5,212	54,048
Photronics Inc. (a)	11,004	98,706
Plantronics Inc.	9,781	358,180
Plexus Corp. (a)	8,165	286,265
PLX Technology Inc. (a)	7,945	28,999
Power Integrations Inc.	5,060	193,950
Power-One Inc. (a)	14,352	125,580
Powerwave Technologies Inc. (a)	33,100	149,281
Presstek Inc. (a)	5,507	11,455
Progress Software Corp. (a)	13,054	379,741
PROS Holdings Inc. (a)	4,193	61,092
Pulse Electronics Corp.	8,988	54,377
QAD Inc. Class A (a)	1,075	11,578
QAD Inc. Class B (a)	268	2,760
QLIK Technologies Inc. (a)	2,739	71,214
Quantum Corp. (a)	45,082	113,607
Quest Software Inc. (a)	12,062	306,254
QuinStreet Inc. (a)	2,160	49,097
Rackspace Hosting Inc. (a)	19,654	842,174

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Radiant Systems Inc. (a)	5,987	$105,970
Radisys Corp. (a)	5,036	43,612
RealD Inc. (a)	2,965	81,122
RealNetworks Inc. (a)	16,989	63,199
RealPage Inc. (a)	2,897	80,334
Renaissance Learning Inc.	2,673	31,408
RF Micro Devices Inc. (a)	54,537	349,582
Richardson Electronics Ltd.	2,916	38,433
RightNow Technologies Inc. (a)	4,421	138,377
Rimage Corp. (a)	1,837	29,668
Riverbed Technology Inc. (a)	26,626	1,002,469
Rofin-Sinar Technologies Inc. (a)	5,762	227,599
Rogers Corp. (a)	3,220	145,093
Rosetta Stone Inc. (a)	2,132	28,164
Rubicon Technology Inc. (a)	3,260	90,237
Rudolph Technologies Inc. (a)	6,177	67,576
S1 Corp. (a)	10,964	73,240
Saba Software Inc. (a)	5,776	56,663
Sanmina-SCI Corp. (a)	16,144	180,974
Sapient Corp.	20,943	239,797
SAVVIS Inc. (a)	7,654	283,887
ScanSource Inc. (a)	5,452	207,121
SeaChange International Inc. (a)	5,968	56,696
Semtech Corp. (a)	12,582	314,802
ShoreTel Inc. (a)	9,152	75,321
Sigma Designs Inc. (a)	6,350	82,232
Silicon Graphics International Corp. (a)	6,394	136,832
Silicon Image Inc. (a)	15,885	142,488
Smart Modular Technologies (WWH) Inc. (a)	10,730	83,372
Smith Micro Software Inc. (a)	6,214	58,163
SolarWinds Inc. (a)	7,164	168,067
Sonus Networks Inc. (a)	42,408	159,454
Sourcefire Inc. (a)	5,631	154,909
Spansion Inc. Class A (a)	2,638	49,251
Spectrum Control Inc. (a)	2,578	50,735
SPS Commerce Inc. (a)	924	14,331
SRA International Inc. (a)	8,669	245,853
SRS Labs Inc. (a)	2,206	18,839
SS&C Technologies Holdings Inc. (a)	2,535	51,765
Stamps.com Inc.	2,115	28,235
Standard Microsystems Corp. (a)	4,605	113,559
STEC Inc. (a)	8,344	167,631
Stratasys Inc. (a)	4,201	197,447
SuccessFactors Inc. (a)	13,361	522,281
Super Micro Computer Inc. (a)	4,989	80,024
Supertex Inc. (a)	2,100	46,788
Support.com Inc. (a)	9,165	47,566
Sycamore Networks Inc.	4,027	98,380
Symmetricom Inc. (a)	8,655	53,055
Synaptics Inc. (a)	6,907	186,627
Synchronoss Technologies Inc. (a)	4,337	150,711
SYNNEX Corp. (a)	4,420	144,667
Syntel Inc.	2,655	138,671
Take-Two Interactive Software Inc. (a)	14,434	221,851
Taleo Corp. (a)	8,122	289,549

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TechTarget (a)	3,046	$27,140
Tekelec (a)	13,907	112,925
TeleCommunication Systems Inc. Class A (a)	9,214	37,962
TeleNav Inc. (a)	1,591	18,885
TeleTech Holdings Inc. (a)	5,605	108,625
Terremark Worldwide Inc. (a)	11,935	226,765
TESSCO Technologies Inc.	998	11,477
Tessera Technologies Inc. (a)	10,192	186,106
THQ Inc. (a)	13,910	63,430
TIBCO Software Inc. (a)	33,459	911,758
Tier Technologies Inc. Class B (a)	2,996	16,478
TiVo Inc. (a)	23,706	207,665
TNS Inc. (a)	5,336	83,082
Travelzoo Inc. (a)	1,054	70,186
Trident Microsystems Inc. (a)	14,246	16,383
TriQuint Semiconductor Inc. (a)	31,417	405,593
TTM Technologies Inc. (a)	16,368	297,243
Tyler Technologies Inc. (a)	5,917	140,292
Ultimate Software Group Inc. (a)	5,097	299,449
Ultra Clean Holdings Inc. (a)	4,391	45,403
Ultratech Inc. (a)	5,051	148,499
Unisys Corp. (a)	8,688	271,239
United Online Inc.	17,849	112,538
Universal Display Corp. (a)	6,961	383,133
UTStarcom Inc. (a)	24,256	57,002
ValueClick Inc. (a)	16,767	242,451
VASCO Data Security International Inc. (a)	5,668	77,822
Veeco Instruments Inc. (a)	8,251	419,481
VeriFone Systems Inc. (a)	17,286	949,866
ViaSat Inc. (a)	6,760	269,318
Viasystems Group Inc. (a)	850	23,196
Virnetx Holding Corp.	6,942	138,215
Virtusa Corp. (a)	2,899	54,298
Vocus Inc. (a)	3,412	88,234
Volterra Semiconductor Corp. (a)	5,112	126,931
Wave Systems Corp. Class A (a)	16,324	51,094
Websense Inc. (a)	8,304	190,743
Wright Express Corp. (a)	7,544	391,081
X-Rite Inc. (a)	6,712	31,882
Xyratex Ltd. (a)	6,169	68,969
Zix Corp. (a)	11,944	43,954
Zoran Corp. (a)	10,577	109,895
Zygo Corp. (a)	3,525	51,533
		49,373,708
Materials (5.75%)
A. Schulman Inc.	6,215	153,635
AEP Industries Inc. (a)	896	26,629
Allied Nevada Gold Corp. (a)	15,344	544,405
AM Castle & Co. (a)	3,296	62,228
AMCOL International Corp.	4,861	174,899
American Vanguard Corp.	4,113	35,701
Arch Chemicals Inc.	4,483	186,448
Balchem Corp.	5,759	216,078

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Boise Inc.	14,226	$130,310
Buckeye Technologies Inc.	7,957	216,669
Calgon Carbon Corp. (a)	11,412	181,223
Capital Gold Corp. (a)	11,481	73,823
Century Aluminum Co. (a)	12,993	242,709
Clearwater Paper Corp. (a)	2,316	188,522
Coeur d’Alene Mines Corp. (a)	17,909	622,875
Deltic Timber Corp.	2,202	147,182
Ferro Corp. (a)	17,470	289,827
General Moly Inc. (a)	13,772	74,093
Georgia Gulf Corp. (a)	6,858	253,746
Globe Specialty Metals Inc.	12,504	284,591
Golden Star Resources Ltd. (a)	52,976	157,339
Graham Packaging Co Inc. (a)	3,600	62,748
Graphic Packaging Holding Co. (a)	22,674	122,893
Hawkins Inc.	1,762	72,383
Haynes International Inc.	2,502	138,736
HB Fuller Co.	9,718	208,743
Headwaters Inc. (a)	12,246	72,251
Hecla Mining Co. (a)	55,021	499,591
Horsehead Holding Corp. (a)	8,872	151,268
Innophos Holdings Inc.	4,339	200,071
Jaguar Mining Inc. (a)	17,256	90,076
Kaiser Aluminum Corp.	2,832	139,476
Kapstone Paper and Packaging Corp. (a)	7,818	134,235
KMG Chemicals Inc.	1,221	24,005
Koppers Holdings Inc.	4,228	180,536
Kraton Performance Polymers Inc. (a)	2,216	84,762
Landec Corp. (a)	5,344	34,736
Louisiana-Pacific Corp. (a)	25,747	270,344
LSB Industries Inc. (a)	3,525	139,731
Materion Corp. (a)	4,150	169,320
Metals USA Holdings Corp. (a)	2,319	37,962
Minerals Technologies Inc.	3,722	255,031
Molycorp Inc. (a)	5,208	312,584
Myers Industries Inc.	7,201	71,506
Neenah Paper Inc.	3,135	68,876
NewMarket Corp.	1,902	300,934
NL Industries Inc.	1,462	21,711
Noranda Aluminum Holding Corp. (a)	2,293	36,803
Olin Corp.	15,874	363,832
Olympic Steel Inc.	1,796	58,927
OM Group Inc. (a)	6,150	224,721
Omnova Solutions Inc. (a)	9,143	71,955
P. H. Glatfelter Co.	9,011	120,027
PolyOne Corp.	18,668	265,272
Quaker Chemical Corp.	2,288	91,909
Rock-Tenn Co. Class A	7,816	542,040
Rockwood Holdings Inc. (a)	10,505	517,056
RTI International Metals Inc. (a)	6,119	190,607
Schweitzer-Mauduit International Inc.	3,703	187,409
Senomyx Inc. (a)	7,805	47,142
Sensient Technologies Corp.	10,143	363,525
Silgan Holdings Inc.	9,677	369,081
Solutia Inc. (a)	24,476	621,690

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Spartech Corp. (a)	6,336	$45,936
Stepan Co.	1,556	112,810
Stillwater Mining Co. (a)	9,112	208,938
STR Holdings Inc. (a)	5,812	111,474
Texas Industries Inc.	4,262	192,770
Thompson Creek Metals
Company Inc. (a)	33,159	415,814
TPC Group Inc. (a)	1,445	41,717
U.S. Energy Corp. (a)	5,391	33,748
United States Lime & Minerals Inc. (a)	520	21,065
Universal Stainless & Alloy Products Inc. (a)	1,469	49,549
US Gold Corp. (a)	19,380	171,125
Verso Paper Corp. (a)	2,842	15,205
Wausau Paper Corp.	9,882	75,498
Westlake Chemical Corp.	3,901	219,236
Worthington Industries Inc.	11,305	236,501
WR Grace & Co. (a)	14,619	559,762
Zep Inc.	4,496	78,275
Zoltek Companies Inc. (a)	5,826	78,243
		14,867,103
Telecommunication Services (0.78%)
AboveNet Inc.	4,516	292,908
Alaska Communications Systems
Group Inc.	9,115	97,075
Atlantic Tele-Network Inc.	1,919	71,368
Cbeyond Inc. (a)	5,480	63,952
Cincinnati Bell Inc. (a)	41,735	111,850
Cogent Communications Group Inc. (a)	9,170	130,856
Consolidated Communications
Holdings Inc.	5,131	96,104
FiberTower Corp. (a)	9,291	18,675
General Communication Inc.
Class A (a)	8,562	93,668
Global Crossing Ltd. (a)	6,184	86,081
Globalstar Inc. (a)	14,019	17,804
Hughes Communications Inc. (a)	1,811	108,062
ICO Global Communications Holdings Ltd. New (a)	19,025	50,797
IDT Corp. Class B	2,855	76,942
Iridium Communications Inc. (a)	6,959	55,463
Neutral Tandem Inc. (a)	6,963	102,704
NTELOS Holdings Corp.	5,940	109,355
PAETEC Holding Corp. (a)	25,767	86,062
Premiere Global Services Inc. (a)	10,910	83,134
Shenandoah Telecommunications Co.	4,855	87,681
USA Mobility Inc.	4,481	64,930
Vonage Holdings Corp. (a)	21,440	97,766

		2,003,237

Utilities (2.98%)
Allete Inc.	6,387	248,901
American DG Energy Inc. (a)	3,730	8,131
American States Water Co.	3,766	135,049
Artesian Resources Corp. Class A	1,186	23,115

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Avista Corp.	11,181	$258,617
Black Hills Corp.	8,068	269,794
Cadiz Inc. (a)	2,353	28,683
California Water Service Group	4,002	148,754
Central Vermont Public Service Corp.	2,438	56,781
CH Energy Group Inc.	3,273	165,417
Chesapeake Utilities Corp.	2,012	83,739
Cleco Corp.	12,257	420,293
Connecticut Water Service Inc.	1,843	48,563
Consolidated Water Co. Ltd.	3,081	33,583
Dynegy Inc. (a)	20,995	119,462
El Paso Electric Co. (a)	8,969	272,658
Empire District Electric Co., The	8,237	179,484
Idacorp Inc.	9,634	367,055
Laclede Group Inc., The	4,649	177,127
MGE Energy Inc.	4,789	193,907
Middlesex Water Co.	2,909	52,915
New Jersey Resources Corp.	8,285	355,841
Nicor Inc.	9,152	491,462
Northwest Natural Gas Co.	5,397	248,964
NorthWestern Corp.	7,430	225,129
Otter Tail Corp.	7,353	167,134
Piedmont Natural Gas Company Inc.	14,451	438,588
PNM Resources Inc.	17,546	261,786
Portland General Electric Co.	15,317	364,085
SJW Corp.	2,751	63,686
South Jersey Industries Inc.	6,100	341,417
Southwest Gas Corp.	9,133	355,913
UIL Holdings Corp.	10,326	315,150
Unisource Energy Corp.	7,476	270,108
Unitil Corp.	2,208	52,020
WGL Holdings Inc.	10,132	395,148
York Water Co.	2,664	46,382
		7,684,841
Total Common Stocks
(cost $214,734,649)		253,717,695

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Registered Investment Companies (1.01%)
Financials (1.01%)
American Capital Ltd. (a)	69,409	$687,149
Apollo Investment Corp.	39,868	480,808
Arlington Asset Investment Corp. Class A	1,388	42,251
BlackRock Kelso Capital Corp.	13,444	136,188
Capital Southwest Corp.	610	55,833
Fifth Street Finance Corp.	12,755	170,279
Gladstone Capital Corp.	4,514	51,053
Gladstone Investment Corp.	4,835	37,520
Golub Capital BDC LLC Inc.	1,485	23,433
Harris & Harris Group Inc. (a)	6,221	33,469
Hercules Technology Growth Capital Inc.	7,651	84,161
Kayne Anderson Energy Development Co.	2,064	40,372
Main Street Capital Corp.	3,224	59,483
MCG Capital Corp.	15,652	101,738
Medallion Financial Corp.	3,251	28,576
MVC Capital Inc.	4,960	68,051
NGP Capital Resources Co.	4,191	40,401
PennantPark Investment Corp.	8,207	97,827
Prospect Capital Corp.	16,545	202,014
Solar Capital Ltd.	1,210	28,895
THL Credit Inc.	1,806	24,688
TICC Capital Corp.	5,637	61,274
Triangle Capital Corp.	3,505	63,302
		2,618,765
Total Registered Investment Companies
(cost $2,423,577)		2,618,765

	Principal amount	Value
Short-term Investments (0.73%)
U.S. Treasury Bill (c)
0.153%, 05/05/2011	$1,889,000	$1,888,917

Total Short-term Investments
(cost $1,888,803)		1,888,917
TOTAL INVESTMENTS (99.95%)
(cost $219,047,029)		258,225,377
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.05%)		130,667
NET ASSETS (100.00%)		$258,356,044

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.70%)
Australia (8.76%)
AGL Energy Ltd.	11,378	$168,412
Alumina Ltd.	60,921	155,014
Amcor Ltd.	30,806	224,961
AMP Ltd.	70,184	394,191
Asciano Ltd.	71,900	129,403
ASX Ltd.	4,376	155,796
Australia & New Zealand Banking Group Ltd.	63,881	1,573,253
Bendigo and Adelaide Bank Ltd.	9,012	88,834
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	83,774	4,034,499
Billabong International Ltd.	5,105	39,867
BlueScope Steel Ltd.	45,968	93,905
Boral Ltd.	18,123	93,728
Brambles Ltd.	35,863	262,632
Caltex Australia Ltd.	3,404	54,926
CFS Retail Property Trust	53,329	101,496
Coca-Cola Amatil Ltd.	14,269	173,272
Cochlear Ltd.	1,394	119,662
Commonwealth Bank of Australia	38,576	2,090,816
Computershare Ltd.	11,101	106,326
Crown Ltd.	11,139	93,901
CSL Ltd.	13,641	504,135
CSR Ltd.	12,731	43,192
Dexus Property Group	121,998	107,260
Fairfax Media Ltd.	53,524	71,418
Fortescue Metals Group Ltd.	30,589	202,811
Foster’s Group Ltd.	48,668	287,943
Goodman Fielder Ltd.	35,178	44,755
Goodman Group	164,381	116,469
GPT Group	44,139	143,357
Harvey Norman Holdings Ltd.	13,901	43,135
Incitec Pivot Ltd.	40,008	179,185
Insurance Australia Group Ltd.	52,864	196,301
James Hardie Industries SE CDI (a)	10,517	66,353
Leighton Holdings Ltd.	3,469	105,815
Lend Lease Corp. Ltd.	13,545	127,077
Macarthur Coal Ltd.	4,424	53,081
Macquarie Group Ltd.	8,665	328,033
MAP Group	9,385	29,510
Metcash Ltd.	19,717	84,840
Mirvac Group	86,117	110,898
National Australia Bank Ltd.	53,284	1,424,704
Newcrest Mining Ltd.	19,068	785,369
Onesteel Ltd.	33,571	84,727
Orica Ltd.	9,114	248,592
Origin Energy Ltd.	26,281	440,920
OZ Minerals Ltd.	78,693	129,827
Paladin Energy Ltd. (a)	17,207	64,251
Qantas Airways Ltd. (a)	27,618	62,275
QBE Insurance Group Ltd.	25,888	473,154
QR National Ltd. (a)	43,061	149,209
Ramsay Health Care Ltd.	3,312	65,398
Rio Tinto Ltd.	10,892	954,805
Santos Ltd.	20,990	337,606
Sims Metal Management Ltd.	3,988	72,229

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	9,500	$117,719
SP Ausnet	38,979	35,480
Stockland	60,079	230,553
Suncorp Group Ltd.	32,305	283,356
Tabcorp Holding Ltd.	17,309	134,098
Tatts Group Ltd.	30,108	72,873
Telstra Corp. Ltd.	109,797	320,263
Toll Holdings Ltd.	16,834	103,255
Transurban Group	32,703	181,647
Wesfarmers Ltd.	25,103	825,177
Wesfarmers Ltd. PPS	3,889	129,487
Westfield Group	54,969	531,046
Westfield Retail Trust	72,191	195,637
Westpac Banking Corp.	74,660	1,878,873
Woodside Petroleum Ltd.	15,546	752,544
Woolworths Ltd.	30,347	843,747
WorleyParsons Ltd.	4,831	154,805
		25,084,088
Austria (0.34%)
Erste Group Bank AG	4,648	234,535
Immoeast Interim Shares (a) (b)	11,178	0
Immofinanz AG (a)	24,135	108,974
Immofinanz AG Interim Shares (a) (b)	9,273	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,708	75,885
OMV AG	3,817	172,507
Raiffeisen Bank International AG	1,232	68,373
Telekom Austria AG	8,376	122,503
Vienna Insurance Group AG Wiener Versicherung Gruppe	960	54,829
VoestAlpine AG	2,771	130,103
		967,709
Belgium (0.93%)
Ageas	54,576	155,077
Anheuser-Busch InBev NV	18,061	1,028,833
Bekaert NV	980	111,789
Belgacom SA	3,718	144,032
Colruyt SA	1,901	100,113
Compagnie Nationale a Portefeuille	711	48,946
Delhaize Group	2,557	208,186
Dexia SA (a)	13,821	53,825
Groupe Bruxelles Lambert SA	2,042	190,680
KBC GROEP NV (a)	3,936	148,015
Mobistar SA	634	43,955
Solvay SA	1,512	179,117
UCB SA	2,537	96,340
Umicore SA	2,922	144,916
		2,653,824
Denmark (1.09%)
A P Moller-Maersk A/S Class A	14	128,659
A P Moller-Maersk A/S Class B	33	310,418

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Carlsberg A/S Class B	2,633	$283,508
Coloplast A/S Class B	574	83,135
Danske Bank A/S (a)	15,102	334,407
DSV A/S	4,999	123,426
Novo Nordisk A/S Class B	10,418	1,308,884
Novozymes A/S B Shares	1,132	173,311
Pandora A/S (a)	1,465	74,764
Tryg A/S	621	36,520
Vestas Wind Systems A/S (a)	5,136	222,770
William Demant Holding A/S (a)	588	50,919
		3,130,721
Finland (1.09%)
Elisa OYJ	3,370	74,171
Fortum OYJ	11,198	380,240
Kesko OYJ	1,687	78,897
Kone Corp. OYJ Class B	3,962	227,967
Metso OYJ	3,222	173,242
Neste Oil OYJ	3,247	66,954
Nokia OYJ	93,667	801,115
Nokian Renkaat OYJ	2,726	116,014
Orion OYJ Class B	2,451	59,467
Outokumpu OYJ	3,375	58,449
Pohjola Bank PLC	3,269	44,568
Rautaruukki OYJ	1,961	47,023
Sampo OYJ A Shares	10,433	332,825
Sanoma OYJ	2,121	48,004
Stora Enso OYJ R Shares	14,302	170,359
UPM-Kymmene OYJ	13,109	277,185
Wartsila OYJ Class B	4,038	157,659
		3,114,139
France (9.83%)
Accor SA	3,604	161,936
Aeroports de Paris (ADP)	748	68,904
Air France-KLM (a)	3,523	58,665
Air Liquide SA	7,068	939,172
Alcatel-Lucent (a)	58,442	335,520
Alstom SA	5,082	300,512
Atos Origin SA (a)	1,125	65,966
AXA SA	42,918	896,841
bioMerieux	279	29,263
BNP Paribas	23,932	1,750,426
Bouygues SA	5,788	277,950
Bureau Veritas SA	1,231	96,684
Cap Gemini SA	3,734	216,885
Carrefour SA	14,939	661,399
Casino Guichard Perrachon SA	1,331	125,985
Christian Dior SA	1,617	227,626
Cie Generale des Etablissements Michelin Class B	4,422	373,505
CNP Assurances	3,536	75,068
Compagnie de Saint-Gobain	9,893	605,749
Compagnie Generale de Geophysique-Veritas (a)	3,660	131,982

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	24,219	$397,462
DANONE SA	14,567	951,601
Dassault Systemes SA	1,493	114,744
Edenred (a)	3,776	113,957
Eiffage SA	1,005	60,375
Electricite de France	6,526	270,245
Eramet	143	52,854
Essilor International SA	5,004	371,603
Eurazeo	747	58,416
European Aeronautic Defence and Space Co. NV (a)	10,288	299,476
Eutelsat Communications	2,443	97,583
Fonciere des Regions	674	71,821
France Telecom SA	46,374	1,039,052
GDF Suez	30,770	1,253,708
Gecina SA	482	66,478
Groupe Eurotunnel SA	11,969	127,337
ICADE	551	67,999
Iliad SA	446	53,473
Imerys SA	951	69,719
JC Decaux SA (a)	1,551	52,050
Klepierre	2,296	93,191
Lafarge SA	5,074	316,506
Lagardere SCA	2,975	127,012
Legrand SA	3,981	165,617
L’Oreal SA	5,973	695,817
LVMH Moet Hennessy Louis Vuitton SA	6,122	969,120
M6 Metropole Television SA	1,626	42,493
Natixis (a)	21,249	120,185
Neopost SA	794	69,552
PagesJaunes Groupe	3,355	33,602
Pernod Ricard SA	4,950	462,298
Peugeot SA (a)	3,863	152,633
PPR SA	1,915	293,512
Publicis Groupe	3,114	174,651
Renault SA (a)	4,846	267,911
Safran SA	4,206	148,661
Sanofi-Aventis	26,195	1,836,687
Schneider Electric SA	6,077	1,038,646
SCOR SE	4,104	111,758
SES FDR	7,402	190,656
Societe BIC SA	629	55,910
Societe Generale	15,837	1,029,066
Societe Television Francaise 1	2,952	54,198
Sodexo	2,398	175,122
STMicroelectronics NV	15,749	195,072
Suez Environnement Co.	6,744	139,541
Technip SA	2,491	265,651
Thales SA	2,258	90,065
Total SA	52,717	3,209,190
Unibail-Rodamco SE	2,277	493,241
Vallourec SA	2,762	309,856
Veolia Environnement	8,754	272,191
Vinci SA	10,982	686,281

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vivendi	30,896	$882,284
		28,158,167
Germany (8.06%)
Adidas AG	5,248	330,632
Allianz SE Reg.	11,314	1,587,866
Axel Springer AG	374	60,450
BASF SE	22,949	1,984,898
Bayer AG	20,627	1,597,268
Bayerische Motoren Werke (BMW) AG	8,247	686,649
Beiersdorf AG	2,541	155,082
Brenntag AG (a)	714	79,291
Celesio AG	1,992	48,924
Commerzbank AG (a)	21,123	164,615
Continental AG (a)	1,187	107,107
Daimler AG Registered Shares (a)	22,518	1,590,838
Deutsche Bank AG Reg.	23,217	1,364,986
Deutsche Boerse AG	4,849	367,996
Deutsche Lufthansa AG Reg. (a)	5,802	122,969
Deutsche Post AG	21,014	378,815
Deutsche Telekom AG	70,866	1,091,688
E.On AG	44,860	1,370,053
Fraport AG	916	67,128
Fresenius Medical Care AG & Co. KGaA	4,846	325,463
Fresenius SE & Co. KGaA	2,713	250,954
GEA Group AG	4,266	140,504
Hannover Rueckversicherung AG Reg.	1,534	83,753
HeidelbergCement AG	3,472	242,508
Henkel AG & Co. KGaA	3,283	171,521
Hochtief AG	1,066	114,665
Infineon Technologies AG	27,313	280,052
K+S Group AG	3,549	267,929
Kabel Deutschland Holding AG (a)	1,361	72,137
Lanxess AG	2,098	156,930
Linde AG	4,202	663,693
MAN AG	2,621	326,874
Merck KGaA	1,628	146,923
Metro AG	3,295	225,148
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,703	739,825
Porsche Automobil Holding SE Rights (a)	2,156	18,690
Puma AG Rudolf Dassler Sport	117	34,315
QIAGEN NV (a)	5,683	113,520
RWE AG	10,445	665,305
Salzgitter AG	1,012	79,885
SAP AG	21,358	1,307,601
Siemens AG Reg.	20,548	2,816,255
Suedzucker AG	1,409	39,298
ThyssenKrupp AG	8,326	340,183
TUI AG (a)	3,190	38,124
United Internet AG Reg.	3,089	55,597
Volkswagen AG	760	116,647
Wacker Chemie AG	394	88,614
		23,080,168

	Shares	Value
Common Stocks (Cont.)
Greece (0.27%)
Alpha Bank AE (a)	12,196	$78,643
Bank of Cyprus Public Co. Ltd.	21,468	77,887
Coca-Cola Hellenic Bottling Co. SA	4,646	124,773
EFG Eurobank Ergasias (a)	7,690	47,952
Hellenic Telecommunications Organization SA	6,229	69,563
National Bank of Greece SA (a)	24,210	215,469
OPAP SA	5,630	120,560
Public Power Corp. SA	2,789	48,538
		783,385
Hong Kong (2.76%)
AIA Group Ltd. (a)	194,554	599,028
ASM Pacific Technology Ltd.	4,500	56,492
Bank of East Asia Ltd.	38,425	163,263
BOC Hong Kong Holdings Ltd.	91,000	296,566
Cathay Pacific Airways Ltd.	29,000	69,494
Cheung Kong Holdings Ltd.	34,000	554,242
Cheung Kong Infrastructure Holdings Ltd.	12,000	56,694
CLP Holdings Ltd.	47,783	386,390
Esprit Holdings Ltd.	29,228	134,143
Foxconn International Holdings Ltd. (a)	53,000	31,820
Hang Lung Group Ltd.	20,000	123,802
Hang Lung Properties Ltd.	62,000	271,396
Hang Seng Bank Ltd.	19,274	311,217
Henderson Land Development Co. Ltd.	26,926	186,579
Hong Kong & China Gas Co. Ltd.	108,965	261,397
Hong Kong Exchanges & Clearing Ltd.	25,400	551,851
Hopewell Holdings Ltd.	14,500	43,527
Hutchison Whampoa Ltd.	53,210	630,020
Hysan Development Co. Ltd.	16,000	65,822
Kerry Properties Ltd.	18,000	90,017
Li & Fung Ltd.	69,000	353,491
Lifestyle International Holdings Ltd.	14,000	33,513
Link REIT, The	55,500	173,737
MTR Corp.	36,500	135,141
New World Development Co. Ltd.	63,800	112,696
NWS Holdings Ltd.	34,500	52,780
Orient Overseas International Ltd.	5,100	53,534
PCCW Ltd.	101,000	42,070
Power Assets Holdings Ltd.	35,000	233,977
Sands China Ltd. (a)	60,800	135,692
Shangri-La Asia Ltd.	34,960	90,338
Sino Land Co. Ltd.	66,000	117,261
SJM Holdings Ltd.	40,000	70,553
Sun Hung Kai Properties Ltd.	35,000	554,345
Swire Pacific Ltd. Class A	19,500	285,786
Wharf Holdings Ltd.	37,953	261,768
Wheelock and Co. Ltd.	22,000	82,586
Wing Hang Bank Ltd.	4,500	52,992
Wynn Macau Ltd.	39,200	109,609
Yue Yuen Industrial Holdings Ltd.	18,500	58,864
		7,894,493

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (0.24%)
CRH PLC (Dublin)	17,850	$409,306
Elan Corp. PLC (a)	12,110	83,323
Governor and Company of the Bank of Ireland, The (a) (b)	88,073	27,460
Kerry Group PLC Class A	3,471	129,225
Ryanair Holdings PLC	10,018	47,689
		697,003
Israel (0.75%)
Bank Hapoalim B.M. (a)	25,304	131,600
Bank Leumi Le-Israel	30,149	154,373
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	129,895
Cellcom Israel Ltd.	1,158	37,998
Delek Group Ltd.	101	27,338
Elbit Systems Ltd.	535	29,792
Israel Chemicals Ltd.	11,310	186,212
Israel Corporation Ltd., The (a)	58	69,495
Israel Discount Bank Class A (a)	19,287	40,671
Makhteshim-Agan Industries Ltd. (a)	6,576	34,786
Mizrahi Tefahot Bank Ltd.	2,895	32,691
NICE Systems Ltd. (a)	1,480	54,646
Partner Communications Company Ltd.	2,039	38,762
Teva Pharmaceutical Industries Ltd.	23,283	1,168,080
		2,136,339
Italy (2.88%)
A2A SpA	25,263	40,922
Assicurazioni Generali SpA	29,074	629,592
Atlantia SpA	7,506	172,008
Autogrill SpA (a)	2,603	36,650
Banca Carige SpA	15,801	37,419
Banca Monte Dei Paschi di Siena SpA (a)	54,945	68,563
Banco Popolare Societa Cooperativa	38,753	115,553
Enel Green Power SpA (a)	38,059	105,609
Enel SpA	164,517	1,037,066
Eni SpA	64,938	1,594,882
EXOR SpA	1,697	52,212
Fiat Industrial SpA (a)	18,877	271,003
Fiat SpA	19,472	176,337
Finmeccanica SpA	10,285	129,434
Intesa Sanpaolo	191,737	567,371
Intesa Sanpaolo RSP	23,945	63,288
Luxottica Group SpA	2,830	92,406
Mediaset SpA	17,616	111,945
Mediobanca SpA	12,206	124,894
Parmalat SpA	44,332	148,524
Pirelli & Co. SpA	5,997	52,693
Prysmian SpA	4,589	98,463
Saipem SpA	6,675	354,837
Snam Rete Gas SpA	36,009	202,393
Telecom Italia RNC SpA	151,926	204,329
Telecom Italia SpA	232,036	356,793

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Tenaris SA	11,627	$285,560
Terna - Rete Elettrica Nationale SpA	32,845	157,239
UBI Banca - Unione di Banche Italiane ScpA	14,783	126,331
UniCredit SpA	336,919	832,728
		8,247,044
Japan (20.04%)
77 Bank Ltd., The	9,000	45,227
ABC-Mart Inc.	600	21,820
Advantest Corp.	3,980	71,676
Aeon Co. Ltd.	15,100	174,999
Aeon Credit Service Co. Ltd.	2,100	28,907
Aeon Mall Co. Ltd.	1,900	40,796
Air Water Inc.	3,000	36,535
Aisin Seiki Co. Ltd.	4,700	163,183
Ajinomoto Co. Inc.	17,000	177,194
Alfresa Holdings Corp.	1,000	38,411
All Nippon Airways Co. Ltd.	22,000	65,593
Amada Co. Ltd.	9,000	75,090
Aozora Bank Ltd.	12,000	27,122
Asahi Breweries Ltd.	9,800	162,941
Asahi Glass Co. Ltd.	25,000	314,378
Asahi Kasei Corp.	32,000	215,821
ASICS Corp.	4,000	53,474
Astellas Pharma Inc.	10,951	405,495
Bank of Kyoto Ltd., The	8,000	70,786
Bank of Yokohama Ltd., The	31,000	147,211
Benesse Holdings Inc.	1,700	69,590
Bridgestone Corp.	16,400	343,655
Brother Industries Ltd.	5,600	82,270
Canon Inc.	28,200	1,227,266
Canon Marketing Japan Inc.	1,500	18,628
Casio Computer Co. Ltd.	5,900	46,672
Central Japan Railway Co.	38	301,058
Chiba Bank Ltd., The	19,000	106,444
Chiyoda Corp.	4,000	36,643
Chubu Electric Power Co. Inc.	16,000	355,855
Chugai Pharmaceutical Co. Ltd.	5,600	96,408
Chugoku Bank Ltd., The	4,000	45,396
Chugoku Electric Power Company Inc., The	7,300	134,977
Chuo Mitsui Trust Holdings Inc.	78,640	278,899
Citizen Holdings Co. Ltd.	5,900	33,976
Coca-Cola West Co. Ltd.	1,400	26,677
Cosmo Oil Co. Ltd.	15,000	46,706
Credit Saison Co. Ltd.	3,800	61,125
Dai Nippon Printing Co. Ltd.	14,000	170,498
Daicel Chemical Industries Ltd.	7,000	43,171
Daido Steel Co. Ltd.	7,000	39,805
Daihatsu Motor Co. Ltd.	5,000	72,854
Dai-ichi Life Insurance Company Ltd.	202	304,773
Daiichi Sankyo Co. Ltd.	16,713	322,687
Daikin Industries Ltd.	5,700	170,698
Dainippon Sumitomo Pharma Co. Ltd.	3,700	34,473
Daito Trust Construction Co. Ltd.	1,700	117,107

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daiwa House Industry Co. Ltd.	12,000	$147,439
Daiwa Securities Group Inc.	42,000	192,883
DeNA Co. Ltd.	2,000	72,253
Denki Kagaku Kogyo KK	11,000	54,220
Denso Corp.	12,000	398,173
Dentsu Inc.	4,000	103,246
Dowa Holdings Co. Ltd.	6,300	39,233
East Japan Railway Co.	8,400	467,059
Eisai Co. Ltd.	6,400	229,594
Electric Power Development Co. Ltd.	2,980	91,786
Elpida Memory Inc. (a)	4,700	60,516
FamilyMart Co. Ltd.	1,500	56,354
Fanuc Corp.	4,800	726,521
Fast Retailing Co. Ltd.	1,300	162,695
Fuji Electric Holdings Co. Ltd.	15,000	47,427
Fuji Heavy Industries Ltd.	15,000	96,658
Fuji Media Holdings Inc.	9	12,594
FUJIFILM Holdings Corp.	11,400	353,046
Fujitsu Ltd.	47,000	265,569
Fukuoka Financial Group Inc.	20,000	83,193
Furukawa Electric Co. Ltd.	15,000	60,591
Gree Inc.	2,300	38,573
GS Yuasa Corp.	9,000	59,834
Gunma Bank Ltd.	10,000	53,018
Hachijuni Bank Ltd., The	11,000	63,345
Hakuhodo DY Holdings Inc.	590	31,138
Hamamatsu Photonics K.K.	1,500	59,419
Hankyu Hanshin Holdings Inc.	28,000	129,262
Hino Motors Ltd.	6,000	29,358
Hirose Electric Co. Ltd.	800	86,175
Hiroshima Bank Ltd., The	13,000	56,420
Hisamitsu Pharmaceutical Co. Inc.	1,700	68,568
Hitachi Chemical Co. Ltd.	2,500	50,824
Hitachi Construction Machinery Co. Ltd.	2,400	60,101
Hitachi High-Technologies Corp.	1,700	33,906
Hitachi Ltd.	112,000	583,025
Hitachi Metals Ltd.	4,000	50,397
Hokkaido Electric Power Co. Inc.	4,400	85,323
Hokuhoku Financial Group Inc.	32,000	62,323
Hokuriku Electric Power Co.	4,500	101,924
Honda Motor Co. Ltd.	40,500	1,521,550
Hoya Corp.	10,800	246,434
Ibiden Co. Ltd.	3,200	101,063
Idemitsu Kosan Co. Ltd.	500	58,548
IHI Corp.	33,000	80,536
INPEX Corp.	54	409,642
Isetan Mitsukoshi Holdings Ltd. (a)	9,080	81,761
Isuzu Motors Ltd.	30,000	118,658
Ito En Ltd.	1,600	27,872
Itochu Corp.	37,100	388,484
Itochu Techno-Solutions Corp.	800	25,900
Iyo Bank Ltd., The	6,000	49,988
J. Front Retailing Co. Ltd.	11,400	47,420
Japan Petroleum Exploration Co.	700	35,008
Japan Prime Realty Investment Corp.	16	43,203

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Japan Real Estate Investment Corp.	12	$113,537
Japan Retail Fund Investment Corp.	40	62,611
Japan Steel Works Ltd., The	8,000	62,611
Japan Tobacco Inc.	111	401,004
JFE Holdings Inc.	11,600	339,437
JGC Corp.	5,000	117,035
Joyo Bank Ltd., The	16,000	62,900
JS Group Corp.	6,200	161,000
JSR Corp.	4,500	90,292
JTEKT Corp.	5,100	66,340
Jupiter Telecommunications Co. Ltd.	61	59,915
JX Holdings Inc.	56,700	381,725
Kajima Corp.	20,000	56,023
Kamigumi Co. Ltd.	6,000	51,286
Kaneka Corp.	8,000	55,686
Kansai Electric Power Company Inc., The	18,900	411,492
Kansai Paint Co. Ltd.	5,000	43,340
Kao Corp.	13,600	339,264
Kawasaki Heavy Industries Ltd.	36,000	158,403
Kawasaki Kisen Kaisha Ltd.	16,000	59,053
KDDI Corp.	73	451,972
Keikyu Corp.	12,000	86,415
Keio Corp.	15,000	89,625
Keisei Electric Railway Co. Ltd.	7,000	40,142
Keyence Corp.	1,064	272,332
Kikkoman Corp.	4,000	37,701
Kinden Corp.	3,000	27,302
Kintetsu Corp.	41,000	131,606
Kirin Holdings Co. Ltd.	21,000	275,944
Kobe Steel Ltd.	63,000	163,597
Koito Manufacturing Company Ltd.	2,000	32,051
Komatsu Ltd.	23,600	801,515
Konami Corp.	2,400	44,434
Konica Minolta Holdings Inc.	12,000	100,553
Kubota Corp.	29,000	273,335
Kuraray Co. Ltd.	8,700	112,123
Kurita Water Industries Ltd.	2,800	82,775
Kyocera Corp.	4,100	415,521
Kyowa Hakko Kirin Co. Ltd.	6,000	56,264
Kyushu Electric Power Co. Inc.	9,600	187,545
Lawson Inc.	1,400	67,492
Mabuchi Motor Co. Ltd.	600	28,565
Makita Corp.	2,700	125,619
Marubeni Corp.	40,000	288,050
Marui Group Co. Ltd.	5,600	36,153
Maruichi Steel Tube Ltd.	1,100	27,176
Matsui Securities Co. Ltd.	2,700	14,672
Mazda Motor Corp.	38,000	83,602
McDonald’s Holdings Company Ltd. (Japan)	1,800	43,453
MEDIPAL HOLDINGS CORP.	3,300	29,199
MEIJI Holdings Company Ltd.	1,719	69,128
Minebea Co. Ltd.	8,000	44,145
Miraca Holdings Inc.	1,400	53,607
Mitsubishi Chemical Holdings Corp.	32,500	204,346

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi Corp.	33,900	$941,033
Mitsubishi Electric Corp.	48,000	566,675
Mitsubishi Estate Co. Ltd.	29,000	490,539
Mitsubishi Gas Chemical Co. Inc.	9,000	64,595
Mitsubishi Heavy Industries Ltd.	76,000	349,026
Mitsubishi Logistics Corp.	3,000	33,542
Mitsubishi Materials Corp.	28,000	94,927
Mitsubishi Motors Corp. (a)	99,000	121,399
Mitsubishi Tanabe Pharma Corp.	5,500	89,264
Mitsubishi UFJ Financial Group Inc.	318,060	1,468,322
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	56,933
Mitsui & Co. Ltd.	43,300	776,152
Mitsui Chemicals Inc.	22,000	77,759
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	40,671
Mitsui Fudosan Co. Ltd.	21,000	346,634
Mitsui Mining & Smelting Co. Ltd.	14,000	48,642
Mitsui OSK Lines Ltd.	29,000	166,999
Mitsui Sumitomo Insurance Group Holdings Inc.	13,600	309,671
Mitsumi Electric Co. Ltd.	2,000	26,617
Mizuho Financial Group Inc.	512,900	850,928
Mizuho Securities Co. Ltd. (a)	14,000	37,196
Mizuho Trust & Banking Co. Ltd.	40,000	36,066
Murata Manufacturing Co. Ltd.	5,100	367,264
Nabtesco Corp.	2,400	60,361
Namco Bandai Holdings Inc.	4,900	53,430
NEC Corp. (a)	64,000	139,264
NGK Insulators Ltd.	6,000	107,261
NGK Spark Plug Co. Ltd.	4,000	54,629
NHK Spring Co. Ltd.	4,000	39,625
Nidec Corp.	2,700	233,710
Nikon Corp.	8,100	167,005
Nintendo Co. Ltd.	2,500	675,343
Nippon Building Fund Inc.	13	126,593
Nippon Electric Glass Co. Ltd.	8,000	113,296
Nippon Express Co. Ltd.	22,000	84,371
Nippon Meat Packers Inc.	4,000	50,445
Nippon Paper Group Inc.	2,500	53,258
Nippon Sheet Glass Co. Ltd.	22,000	63,477
Nippon Steel Corp.	126,000	402,933
Nippon Telegraph & Telephone Corp.	12,000	538,831
Nippon Yusen Kabushiki Kaish	38,000	148,473
Nishi-Nippon City Bank Ltd., The	17,000	48,846
Nissan Chemical Industries Ltd.	3,500	36,187
Nissan Motor Co. Ltd.	61,900	549,197
Nisshin Seifun Group Inc.	4,500	51,881
Nisshin Steel Co. Ltd.	18,000	38,735
Nisshinbo Holdings Inc.	3,000	29,106
Nissin Foods Holdings Co. Ltd.	1,600	56,398
Nitori Holdings Co. Ltd.	950	83,488
Nitto Denko Corp.	4,200	222,674
NKSJ Holdings Inc.	34,000	221,952
NOK Corp.	2,500	44,302
Nomura Holdings Inc.	87,800	459,161
Nomura Real Estate Holdings Inc.	2,400	36,384

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Real Estate Office Fund Inc.	7	$47,379
Nomura Research Institute Ltd.	2,500	55,182
NSK Ltd.	11,000	94,818
NTN Corp.	12,000	57,562
NTT Data Corp.	32	98,908
NTT DoCoMo Inc.	381	669,659
NTT Urban Development Corp.	29	24,300
Obayashi Corp.	16,000	71,171
OBIC Co. Ltd.	170	32,251
Odakyu Electric Railway Co. Ltd.	16,000	134,840
Oji Paper Co. Ltd.	21,000	99,723
Olympus Corp.	5,300	147,442
Omron Corp.	5,100	143,349
Ono Pharmaceutical Co. Ltd.	2,000	98,341
Oracle Corp. Japan	900	37,491
Oriental Land Co. Ltd.	1,200	95,359
Orix Corp.	2,640	247,242
Osaka Gas Co. Ltd.	49,000	195,576
OTSUKA Corp.	400	25,727
Otsuka Holdings Co. Ltd.	6,300	155,642
Panasonic Corp.	55,000	699,567
Rakuten Inc.	182	163,664
Resona Holdings Inc.	46,200	219,947
Ricoh Co. Ltd.	17,000	199,471
RINNAI Corp.	800	53,090
Rohm Co. Ltd.	2,400	150,325
Sankyo Co. Ltd.	1,400	71,784
Santen Pharmaceutical Co. Ltd.	1,800	71,736
Sapporo Hokuyo Holdings Inc.	8,000	38,471
Sapporo Holdings Ltd.	7,000	26,088
SBI Holdings Inc. (a)	467	58,782
Secom Co. Ltd.	5,300	246,267
Sega Sammy Holdings Inc.	4,968	86,364
Seiko Epson Corp.	3,200	51,243
Sekisui Chemical Co. Ltd.	11,000	86,090
Sekisui House Ltd.	14,000	131,282
Senshu Ikeda Holdings Inc.	16,500	22,415
Seven & I Holdings Co. Ltd.	18,740	478,075
Seven Bank Ltd.	15	30,206
Sharp Corp.	25,000	247,956
Shikoku Electric Power Co. Inc.	4,500	122,427
Shimadzu Corp.	6,000	53,306
Shimamura Co. Ltd.	600	52,873
Shimano Inc.	1,700	84,918
Shimizu Corp.	14,000	62,275
Shin-Etsu Chemical Co. Ltd.	10,300	512,028
Shinko Electric Industries Co. Ltd.	1,900	19,461
Shinsei Bank Ltd.	23,000	27,098
Shionogi & Co. Ltd.	7,500	127,945
Shiseido Co. Ltd.	8,600	148,882
Shizuoka Bank Ltd., The	15,000	124,068
Showa Denko K.K.	36,000	72,277
Showa Shell Sekiyu K.K.	4,300	44,871
SMC Corp.	1,300	213,958
Softbank Corp.	20,100	802,260
Sojitz Corp.	33,000	65,857

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sony Corp.	25,100	$803,876
Sony Financial Holdings Inc.	4,200	83,313
Square Enix Holdings Co. Ltd.	1,400	24,304
Stanley Electric Co. Ltd.	3,500	57,856
SUMCO Corp. (a)	2,900	58,467
Sumitomo Chemical Co. Ltd.	40,000	199,567
Sumitomo Corp.	27,900	398,811
Sumitomo Electric Industries Ltd.	19,100	264,296
Sumitomo Heavy Industries Ltd.	14,000	91,392
Sumitomo Metal Industries Ltd.	85,000	190,070
Sumitomo Metal Mining Co. Ltd.	13,000	223,648
Sumitomo Mitsui Financial Group Inc.	33,600	1,044,597
Sumitomo Realty & Development Co. Ltd.	9,000	180,043
Sumitomo Rubber Industries Ltd.	4,300	43,941
Suruga Bank Ltd.	5,000	44,362
Suzuken Co. Ltd.	1,640	43,258
Suzuki Motor Corp.	8,400	187,733
Sysmex Corp.	1,400	49,517
T&D Holdings Inc.	6,700	165,124
Taisei Corp.	26,000	64,078
Taisho Pharmaceutical Co. Ltd.	3,000	64,919
Taiyo Nippon Sanso Corp.	6,000	49,988
Takashimaya Co. Ltd.	6,000	38,302
Takeda Pharmaceutical Co. Ltd.	18,700	872,277
TDK Corp.	3,100	183,175
Teijin Ltd.	23,000	102,861
Terumo Corp.	4,100	216,140
THK Co. Ltd.	2,900	72,936
Tobu Railway Co. Ltd.	21,000	85,838
Toho Co. Ltd.	2,700	38,724
Toho Gas Co. Ltd.	11,000	56,732
Tohoku Electric Power Co. Inc.	10,800	182,424
Tokio Marine Holdings Inc.	18,000	481,270
Tokuyama Corp.	8,000	42,703
Tokyo Electric Power Company Inc., The	36,200	202,804
Tokyo Electron Ltd.	4,300	237,022
Tokyo Gas Co. Ltd.	64,000	292,378
Tokyo Steel Manufacturing Co. Ltd.	2,500	29,184
Tokyo Tatemono Co. Ltd.	10,000	37,389
Tokyu Corp.	28,000	116,134
Tokyu Land Corp.	12,000	52,224
TonenGeneral Sekiyu KK	7,000	86,427
Toppan Printing Co. Ltd.	14,000	110,411
Toray Industries Inc.	37,000	269,115
Toshiba Corp.	100,000	489,300
Tosoh Corp.	14,000	50,325
Toto Ltd.	7,000	56,300
Toyo Seikan Kaisha Ltd.	3,800	62,313
Toyo Suisan Kaisha Ltd.	2,000	43,424
Toyoda Gosei Co. Ltd.	1,600	33,335
Toyota Boshoku Corp.	1,700	24,464
Toyota Industries Corp.	4,600	139,139
Toyota Motor Corp.	68,900	2,774,886
Toyota Tsusho Corp.	5,200	85,771
Trend Micro Inc.	2,500	66,572

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Tsumura & Co.	1,500	$47,067
UBE Industries Ltd.	23,000	73,275
Unicharm Corp.	3,100	112,737
UNY Co. Ltd.	5,000	46,405
Ushio Inc.	2,600	50,856
USS Co. Ltd.	520	40,447
West Japan Railway Co.	42	162,086
Yahoo Japan Corp.	373	133,451
Yakult Honsha Co. Ltd.	2,400	61,342
YAMADA DENKI CO. LTD.	2,000	134,888
Yamaguchi Financial Group Inc.	5,000	46,285
Yamaha Corp.	4,200	47,615
Yamaha Motor Co. Ltd. (a)	6,700	116,956
Yamato Holdings Co. Ltd.	9,700	150,433
Yamato Kogyo Co. Ltd.	900	29,971
Yamazaki Baking Co. Ltd.	3,000	34,948
Yaskawa Electric Corp.	6,000	71,123
Yokogawa Electric Corp. (a)	5,400	41,159

		57,393,195

Netherlands (2.93%)
Aegon NV (a)	39,607	296,596
Akzo Nobel NV	5,732	393,822
ArcelorMittal	21,425	775,028
ASML Holding NV (a)	10,733	473,056
Corio NV	1,491	104,300
Delta Lloyd NV	1,891	50,329
Fugro NV	1,643	144,784
Heineken Holding NV	2,905	139,647
Heineken NV	6,535	357,073
ING Groep NV (a)	95,866	1,213,377
Koninklijke Ahold NV	30,049	403,199
Koninklijke Boskalis Westminster NV CVA	1,782	94,237
Koninklijke DSM NV	3,877	238,213
Koninklijke KPN NV	39,149	666,893
Koninklijke Philips Electronics NV	24,604	786,465
Koninklijke Vopak NV	1,674	80,543
Randstad Holding NV (a)	2,743	152,774
Reed Elsevier NV	17,334	223,057
SBM Offshore NV	4,013	116,474
TNT NV	9,488	243,380
Unilever NV CVA	40,530	1,270,841
Wolters Kluwer - CVA	7,321	171,193

		8,395,281

New Zealand (0.10%)
Auckland International Airport Ltd.	22,515	38,051
Contact Energy Ltd. (a)	7,814	34,699
Fletcher Building Ltd.	15,410	109,818
Sky City Entertainment Group Ltd.	12,916	33,311
Telecom Corp. of New Zealand Ltd.	49,904	76,534

		292,413

Norway (0.93%)
Aker Solutions ASA	3,887	89,334

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
DnB NOR ASA	24,631	$377,911
Norsk Hydro ASA	22,479	184,376
Orkla ASA	19,359	187,630
Renewable Energy Corp. AS (a)	13,308	46,708
Seadrill Ltd.	6,985	252,611
Statoil ASA	27,828	771,400
Subsea 7 SA	7,088	179,050
Telenor ASA	20,627	339,416
Yara International ASA	4,797	243,049

		2,671,485

Portugal (0.28%)
Banco Comercial Portugues SA - R	71,014	57,969
Banco Espirito Santo SA Reg.	13,236	54,211
Brisa Auto-Estradas de Portugal SA	4,686	31,697
CIMPOR-Cimentos de Portugal SGPS SA	5,105	36,999
EDP Renovaveis SA (a)	5,727	41,133
Energias de Portugal SA	48,117	187,390
Galp Energia SGPS SA B Shares	5,833	124,866
Jeronimo Martins SGPS SA	5,577	89,707
Portugal Telecom SGPS SA	14,751	170,251

		794,223

Singapore (1.71%)
Ascendas Real Estate
Investment Trust (b)	38,000	61,499
Capitaland Ltd.	62,692	164,128
Capitamall Trust	57,000	85,014
CapitaMalls Asia Ltd.	34,000	48,013
City Developments Ltd.	14,031	128,233
Comfortdelgro Corp. Ltd.	47,000	58,167
Cosco Corp. Singapore Ltd.	22,000	35,779
DBS Group Holdings Ltd.	43,667	507,168
Fraser and Neave Ltd.	23,500	112,047
Genting Singapore PLC (a)	154,400	251,107
Global Logistic Properties Ltd. (a)	40,000	59,342
Golden Agri-Resources Ltd.	166,702	91,253
Hutchison Port Holdings Trust (a)	130,000	126,750
Jardine Cycle & Carriage Ltd.	3,015	87,544
Keppel Corp. Ltd.	32,002	312,277
Keppel Land Ltd.	18,000	64,117
Neptune Orient Lines Ltd. (a)	22,750	35,014
Noble Group Ltd.	76,654	130,138
Olam International Ltd.	30,900	68,639
Oversea-Chinese Banking Corporation Ltd.	62,000	471,210
Sembcorp Industries Ltd.	25,200	104,159
Sembcorp Marine Ltd.	21,200	98,221
Singapore Airlines Ltd.	13,000	141,087
Singapore Exchange Ltd.	21,000	130,781
Singapore Press Holdings Ltd.	37,200	116,278
Singapore Technologies
Engineering Ltd.	43,381	112,195
Singapore Telecommunications Ltd.	197,150	472,347
StarHub Ltd.	15,000	32,130

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
United Overseas Bank Ltd.	30,616	$456,629
UOL Group Ltd.	12,461	46,957
Wilmar International Ltd.	48,000	207,917
Yangzijiang Shipbuilding Holdings Ltd.	48,000	68,925

		4,885,065

Spain (3.57%)
Abertis Infraestructuras SA	7,373	160,183
Acciona SA	637	69,223
Acerinox SA	2,419	47,738
ACS Actividades de Construccion y Servicios SA	3,570	167,365
Amadeus IT Holding SA A Shares (a)	5,078	97,154
Banco Bilbao Vizcaya Argentaria SA	106,398	1,290,889
Banco de Sabadell SA	26,091	114,145
Banco de Valencia SA (a)	5,792	25,939
Banco Popular Espanol SA	21,655	127,300
Banco Santander SA (London)	1,372	15,715
Banco Santander SA (Madrid)	206,106	2,392,828
Bankinter SA	7,641	52,411
Criteria Caixacorp SA	20,830	146,922
Enagas SA	4,514	101,844
Ferrovial SA	10,717	134,415
Fomento de Construcciones y Contratas SA	1,284	42,508
Gas Natural SDG SA	8,134	152,797
Gestevision Telecinco SA (a)	4,185	47,910
Grifols SA	3,546	61,812
Iberdrola Renovables SA	21,393	92,319
Iberdrola SA	94,450	821,331
Indra Sistemas SA	2,184	43,797
Industria de Diseno Textil SA	5,392	432,664
International Consolidated Airlines Group SA (a)	25,871	95,217
Mapfre SA	19,111	72,017
Red Electrica Corporacion SA	2,728	155,031
Repsol YPF SA	18,193	623,307
Telefonica SA	102,470	2,565,319
Zardoya Otis SA	3,524	58,432

		10,208,532

Sweden (3.22%)
Alfa Laval AB	8,487	184,345
Assa Abloy AB Class B	7,841	225,470
Atlas Copco AB Class A	16,609	441,545
Atlas Copco AB Class B	9,838	237,849
Boliden AB	6,896	148,585
Electrolux AB Series B	5,897	152,005
Getinge AB B Shares	5,002	123,467
Hennes & Mauritz AB (H&M) B Shares	25,532	847,844
Hexagon AB B Shares	6,408	152,997
Holmen AB Class B	1,331	46,012
Husqvarna AB B Shares	10,537	90,314
Industrivarden AB C Shares	2,968	52,759
Investor AB B Shares	11,483	278,711

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Kinnevik Investment AB B Shares	5,473	$127,549
Millicom International Cellular SA SDR	1,877	179,613
Modern Times Group B Shares	1,273	96,808
Nordea Bank AB	65,772	720,044
Ratos AB B Shares	2,566	101,308
Sandvik AB	25,178	475,087
Scania AB Class B	8,093	187,583
Securitas AB Class B	7,894	93,987
Skandinaviska Enskilda Banken AB
Class A	35,561	317,192
Skanska AB Class B	10,108	212,829
SKF AB B Shares	9,811	285,692
SSAB Svenskt Stal AB Series A (a)	4,561	72,224
Svenska Cellulosa AB B Shares	14,105	227,042
Svenska Handelsbanken AB A Shares	12,215	400,593
Swedbank AB - A Shares	18,007	308,109
Swedish Match AB	5,780	192,212
Tele2 AB Class B	8,000	184,794
Telefonaktiebolaget LM Ericsson B Shares	75,275	970,767
TeliaSonera AB	55,636	480,829
Volvo AB B Shares (a)	34,259	602,473

		9,218,638

Switzerland (7.77%)
ABB Ltd. Reg. (a)	54,567	1,310,559
Actelion Ltd. Reg. (a)	2,571	147,934
Adecco SA Reg.	3,102	203,986
Aryzta AG	2,151	110,068
Baloise Holding AG Reg.	1,240	122,852
Compagnie Financiere Richemont SA Class A	13,021	752,057
Credit Suisse Group AG Reg.	28,032	1,191,169
GAM Holding AG (a)	5,209	98,962
Geberit AG Reg.	982	213,825
Givaudan SA Reg. (a)	210	211,143
Holcim Ltd. Reg.	6,129	461,760
Julius Baer Group Ltd.	5,231	227,009
Kuehne & Nagel International AG Reg.	1,363	190,686
Lindt & Spruengli AG	22	63,545
Lindt & Spruengli AG Reg.	3	97,545
Logitech International SA (a)	4,589	82,637
Lonza Group AG Reg.	1,147	96,218
Nestle SA Reg.	86,432	4,954,431
Novartis AG	52,612	2,853,707
Pargesa Holding SA	681	65,246
Roche Holding AG	17,527	2,503,585
Schindler Holding AG	1,226	147,360
Schindler Holding AG Reg.	543	65,562
SGS SA Reg	138	245,651
Sika AG	50	120,414
Sonova Holding AG Reg.	1,163	103,638
Straumann Holding AG Reg.	197	50,660
Swatch Group AG Reg., The	1,093	86,869
Swatch Group AG, The	761	336,464

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swiss Life Holding AG Reg. (a)	777	$128,414
Swiss Reinsurance Company Ltd. Reg.	8,879	507,993
Swisscom AG	593	264,381
Syngenta AG Reg.	2,361	767,293
Synthes Inc.	1,453	196,475
Transocean Ltd. (a)	7,969	626,415
UBS AG Reg. (a)	90,859	1,630,219
Zurich Financial Services AG	3,642	1,019,443

		22,256,175

United Kingdom (21.15%)
3i Group PLC	24,468	117,323
Admiral Group PLC	5,073	126,466
Aggreko PLC	6,565	165,978
AMEC PLC	8,246	157,813
Anglo American PLC	32,944	1,694,859
Antofagasta PLC	10,013	218,615
ARM Holdings PLC	33,246	306,666
Associated British Foods PLC	8,747	139,197
AstraZeneca PLC	35,205	1,616,903
Autonomy Corp. PLC (a)	5,440	138,670
Aviva PLC	70,734	491,104
Babcock International Group PLC	9,324	92,886
BAE Systems PLC	84,356	439,667
Balfour Beatty PLC	17,065	94,118
Barclays PLC	289,389	1,288,491
BG Group PLC	84,537	2,103,376
BHP Billiton PLC	54,863	2,165,075
BP PLC	468,786	3,414,199
British American Tobacco PLC	49,711	1,995,254
British Land Co. PLC	22,169	196,488
British Sky Broadcasting Group PLC	28,724	380,152
BT Group PLC	193,467	576,027
Bunzl PLC	7,962	95,092
Burberry Group PLC	10,958	206,375
Cable & Wireless Worldwide PLC	69,125	58,162
Cairn Energy PLC (a)	35,275	261,494
Capita Group PLC	14,999	178,776
Capital Shopping Centres Group PLC	13,962	85,784
Carnival PLC	4,528	178,109
Centrica PLC	127,946	667,681
Cobham PLC	29,099	107,459
Compass Group PLC	47,512	427,206
Diageo PLC	62,321	1,184,707
Essar Energy Ltd. PLC (a)	8,215	62,347
Eurasian Natural Resources Corp.	6,649	99,890
Experian PLC	25,290	313,202
FirstGroup PLC	12,742	66,698
Fresnillo PLC	4,520	111,883
G4S PLC	35,563	145,703
GlaxoSmithKline PLC	129,601	2,473,040
Hammerson PLC	17,233	123,546
Home Retail Group PLC	20,989	65,018
HSBC Holdings PLC	441,161	4,536,422
ICAP PLC	13,524	114,551

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Imperial Tobacco Group PLC	25,435	$786,270
Inmarsat PLC	11,000	106,583
InterContinental Hotels Group PLC	7,280	149,252
International Power PLC	38,650	190,967
Intertek Group PLC	4,020	131,170
Invensys PLC	20,825	115,323
Investec PLC	12,188	93,400
ITV PLC (a)	93,147	115,581
J Sainsbury PLC	30,567	164,416
Johnson Matthey PLC	5,436	162,200
Kazakhmys PLC	5,398	120,713
Kingfisher PLC	59,546	234,893
Land Securities Group PLC	19,258	226,605
Legal & General Group PLC	148,146	273,779
Lloyds Banking Group PLC (a)	1,021,577	951,986
London Stock Exchange Group PLC	3,704	49,467
Lonmin PLC	3,966	108,349
Man Group PLC	44,885	177,059
Marks & Spencer Group PLC	40,026	216,194
National Grid PLC	87,267	831,562
Next PLC	4,481	142,331
Old Mutual PLC	137,204	299,339
Pearson PLC	20,122	355,399
Petrofac Ltd.	6,369	152,133
Prudential PLC	63,320	717,648
Randgold Resources Ltd.	2,278	181,549
Reckitt Benckiser Group PLC	15,394	790,735
Reed Elsevier PLC	29,873	258,780
Resolution Ltd.	36,579	173,634
Rexam PLC	22,159	129,179
Rio Tinto PLC	36,171	2,540,936
Rolls-Royce Group PLC (a)	46,746	464,187
Royal Bank of Scotland Group PLC (a)	436,069	285,343
Royal Dutch Shell PLC Class A	88,443	3,212,167
Royal Dutch Shell PLC Class B	67,252	2,438,215
RSA Insurance Group PLC	86,965	183,455
SABMiller PLC	23,711	839,670
Sage Group PLC, The	33,245	148,315
Schroders PLC	2,872	79,982
Scottish & Southern Energy PLC	23,273	470,788
SEGRO PLC	17,831	91,963
Serco Group PLC	11,902	106,540
Severn Trent PLC	5,910	138,515
Shire Ltd.	13,901	403,852
Smith & Nephew PLC	21,857	246,493
Smiths Group PLC	9,834	204,611
Standard Chartered PLC	58,600	1,520,078
Standard Life PLC	57,413	190,467
Tesco PLC	199,865	1,221,575
Thomas Cook Group PLC	21,639	59,221
Tui Travel PLC	14,474	52,708
Tullow Oil PLC	22,084	512,985
Unilever PLC	32,081	977,822
United Utilities Group PLC	17,374	164,859
Vedanta Resources PLC	3,007	114,759
Vodafone Group PLC	1,302,195	3,687,050

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Weir Group PLC, The	5,313	$147,535
Whitbread PLC	4,390	116,200
William Morrison Supermarkets PLC	53,620	237,407
Wolseley PLC (a)	7,170	241,429
WPP PLC	31,307	385,961
Xstrata PLC	51,494	1,203,582

		60,577,638

Total Common Stocks
(cost $258,416,254)		282,639,725

Preferred Stocks (0.45%)
Germany (0.45%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	70,188
Henkel AG & Co. KGaA PFD	4,492	278,260
Porsche Automobil Holding SE PFD	2,156	141,194
ProSiebenSat.1 Media AG PFD (a)	1,931	56,525
RWE AG-Non Voting PFD	986	59,879
Volkswagen AG PFD	4,239	687,559

		1,293,605

Total Preferred Stocks
(cost $622,208)		1,293,605

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.08%)
State Street Bank & Trust Repurchase Agreement, (c) 0.010%, agreement date 03/31/2011, to be repurchased at $240,475 on 04/01/2011	$240,475	$240,475

Total Repurchase Agreement
(cost $240,475)		240,475

TOTAL INVESTMENTS (99.23%)
(cost $259,278,937)		284,173,805
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.77%)		2,200,225

NET ASSETS (100.00%)		$286,374,030

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 3.00%, a maturity date of November 25,2040 and a market value of $245,859 as of March 31, 2011.

(d)	At March 31, 2011, cash in the amount of $402,940 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS
Currency	Value	%
Euro	$88,377,365	31.10
British Pound	60,593,353	21.32
Japanese Yen	57,393,195	20.20
Australian Dollar	25,084,088	8.83
Swiss Franc	22,256,175	7.83
Swedish Krona	9,218,638	3.24
Hong Kong Dollar	7,894,493	2.78
Singapore Dollar	4,758,315	1.68
Danish Krone	3,130,721	1.10
Norwegian Krone	2,671,485	0.94
Israeli Shekel	2,136,339	0.75
United States Dollar	367,225	0.13
New Zealand Dollar	292,413	0.10

Total Investments	$284,173,805	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS
Sector	Value	%
Financials	$68,277,816	23.84
Industrials	37,148,043	12.97
Materials	32,010,105	11.18
Consumer Discretionary	28,715,108	10.03
Consumer Staples	27,568,014	9.63
Energy	24,192,512	8.45
Health Care	22,573,705	7.88
Telecommunication Services	16,091,598	5.62
Utilities	13,762,546	4.80
Information Technology	13,593,883	4.75

Total Stocks	283,933,330	99.15
Repurchase Agreement	240,475	0.08
Cash and Other Assets, Net of Liabilities	2,200,225	0.77

Net Assets	$286,374,030	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Registered Investment Companies (99.47%)
State Farm Variable Product Trust
Bond Fund (a)	2,906,128	$30,688,708
State Farm Variable Product Trust
Large Cap Equity Index Fund (a)	3,903,903	51,687,679

Total Registered Investment Companies
(cost $78,009,167)		82,376,387

TOTAL INVESTMENTS (99.47%)
(cost $78,009,167)		82,376,387
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.53%)		437,109

NET ASSETS (100.00%)		$82,813,496

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (65.53%)
Agriculture, Foods, & Beverage (6.94%)
PepsiAmericas Inc.
5.625%, 05/31/2011	$1,000,000	$1,007,403
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,016,901
Hershey Co.
5.300%, 09/01/2011	500,000	509,993
ConAgra Foods Inc.
6.750%, 09/15/2011	106,000	108,847
Kraft Foods Inc.
5.625%, 11/01/2011	129,000	132,565
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,047,042
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	532,856
General Mills Inc.
5.650%, 09/10/2012	500,000	532,050
HJ Heinz Co.
5.350%, 07/15/2013	500,000	543,094
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	540,310
Hershey Co.
5.450%, 09/01/2016	500,000	563,212
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,122,175
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,261,674
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,090,341
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	994,260

		12,002,723

Automotive (0.29%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	503,188

Banks (3.71%)
Royal Bank of Canada
5.650%, 07/20/2011	500,000	507,811
Bank of America Corp.
5.375%, 08/15/2011	500,000	508,493
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,060,708
Wachovia Corp.
5.700%, 08/01/2013	500,000	543,472
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	548,514
US Bank NA
4.950%, 10/30/2014	500,000	544,120
Fifth Third Bank
4.750%, 02/01/2015	500,000	524,647
Wachovia Bank NA
5.600%, 03/15/2016	500,000	542,605
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	548,906

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of America NA
6.000%, 06/15/2016	$500,000	$528,076
Wachovia Corp.
5.750%, 06/15/2017	500,000	553,927

		6,411,279

Building Materials & Construction (2.29%)
Lafarge SA
6.150%, 07/15/2011	500,000	507,422
CRH America Inc.
5.625%, 09/30/2011	327,000	334,282
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	1,049,731
Masco Corp.
4.800%, 06/15/2015	500,000	496,852
CRH America Inc.
6.000%, 09/30/2016	1,000,000	1,077,926
Masco Corp.
5.850%, 03/15/2017	500,000	490,244

		3,956,457

Chemicals (2.21%)
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,050,763
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	537,364
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,115,831
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	552,008
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	570,215

		3,826,181

Commercial Service/Supply (0.62%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,074,211

Computers (0.66%)
International Business
Machines Corp.
5.700%, 09/14/2017	1,000,000	1,131,845

Consumer & Marketing (3.71%)
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,010,319
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	518,248
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,086,706
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,108,989
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,097,672

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
6.125%, 08/01/2017	$500,000	$579,732
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,014,114

		6,415,780

Electronic/Electrical Manufacturing (1.54%)
Emerson Electric Co.
5.750%, 11/01/2011	1,000,000	1,030,346
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,065,407
Emerson Electric Co.
5.125%, 12/01/2016	500,000	557,008

		2,652,761

Financial Services (3.76%)
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	508,273
American Express Co.
5.250%, 09/12/2011	500,000	509,942
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,076,411
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	538,814
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	539,106
5.375%, 10/20/2016	500,000	543,146
5.400%, 02/15/2017	500,000	542,028
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	557,532
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	570,105
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,120,714

		6,506,071

Health Care (9.10%)
Abbott Laboratories
5.600%, 05/15/2011	500,000	503,076
Johnson & Johnson
5.150%, 08/15/2012	500,000	530,710
AstraZeneca PLC
5.400%, 09/15/2012	500,000	532,776
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,062,624
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,066,348
Schering-Plough Corp.
5.300%, 12/01/2013	500,000	550,856
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,114,461
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,067,255
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	546,574

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
5.875%, 05/15/2016	$500,000	$572,246
Baxter International Inc.
5.900%, 09/01/2016	500,000	576,012
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,106,178
Wyeth
5.450%, 04/01/2017	500,000	558,814
Amgen Inc.
5.850%, 06/01/2017	500,000	568,996
Johnson & Johnson
5.550%, 08/15/2017	500,000	573,654
AstraZeneca PLC
5.900%, 09/15/2017	500,000	570,822
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	576,812
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	556,122
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,123,852
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	988,329
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	983,500

		15,730,017

Machinery & Manufacturing (3.29%)
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,004,701
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	515,215
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	807,436
Caterpillar Inc.
5.700%, 08/15/2016	500,000	569,374
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,097,884
Honeywell International Inc.
5.300%, 03/15/2017	500,000	556,608
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,140,712

		5,691,930

Media & Broadcasting (1.88%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,015,637
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,101,510
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,139,543

		3,256,690

Mining & Metals (3.14%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	522,568

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Finance USA
4.800%, 04/15/2013	$1,000,000	$1,071,321
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,093,117
Alcan Inc.
5.000%, 06/01/2015	500,000	541,014
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,057,457
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	557,202
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	575,694

		5,418,373

Oil & Gas (4.07%)
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,518,362
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	1,055,451
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	564,703
Apache Corp.
5.625%, 01/15/2017	500,000	562,331
Shell International Finance
5.200%, 03/22/2017	500,000	555,014
Canadian National Resources
5.700%, 05/15/2017	500,000	559,416
Weatherford International Inc.
6.350%, 06/15/2017	500,000	552,588
EOG Resources Inc.
5.875%, 09/15/2017	500,000	559,374
Husky Energy Inc.
6.200%, 09/15/2017	500,000	564,020
ConocoPhillips
5.200%, 05/15/2018	500,000	549,264

		7,040,523

Retailers (6.00%)
CVS Corp.
5.750%, 08/15/2011	500,000	509,344
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,044,632
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	532,890
Walgreen Co.
4.875%, 08/01/2013	500,000	541,766
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,110,046
Target Corp.
5.875%, 07/15/2016	1,000,000	1,148,799
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	562,220
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,114,945
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,122,270

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Target Corp.
5.375%, 05/01/2017	$500,000	$556,799
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	550,744
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	569,410
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	998,394

		10,362,259

Telecom & Telecom Equipment (2.47%)
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,009,629
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,066,029
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,093,374
Verizon Communications
5.500%, 04/01/2017	1,000,000	1,102,612

		4,271,644

Utilities & Energy (9.85%)
Appalachian Power Co.
5.550%, 04/01/2011	500,000	500,000
Duke Energy Corp.
6.250%, 01/15/2012	500,000	522,253
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	527,758
Appalachian Power Co.
5.650%, 08/15/2012	500,000	527,111
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	533,679
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,071,820
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,110,240
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,125,426
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	561,175
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	553,377
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,111,581
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,121,947
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,093,119
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	557,168
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,104,532
Union Electric Co.
6.400%, 06/15/2017	500,000	567,252
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	567,540

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
6.150%, 09/15/2017	$500,000	$559,592
Florida Power Corp.
5.800%, 09/15/2017	500,000	566,408
Virginia Electric & Power
5.950%, 09/15/2017	500,000	572,256
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	549,237
Florida Power Corp.
5.650%, 06/15/2018	500,000	559,255
Pacificorp
5.650%, 07/15/2018	500,000	561,544
Appalachian Power Co.
4.600%, 03/30/2021	500,000	492,760

		17,017,030

Total Corporate Bonds
(cost $104,655,372)		113,268,962

Government Agency Securities (a) (0.94%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,618,965

Total Government Agency Securities
(cost $1,478,538)		1,618,965

U.S. Treasury Obligations (24.39%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,589,063
4.250%, 08/15/2014	5,000,000	5,467,580
4.000%, 02/15/2015	5,000,000	5,430,470
4.250%, 08/15/2015	10,000,000	10,975,780
3.250%, 03/31/2017	8,000,000	8,290,000
3.500%, 02/15/2018	10,000,000	10,410,160

Total U.S. Treasury Obligations
(cost $41,622,028)		42,163,053

	Shares	Value
Short-term Investments (8.93%)
JPMorgan U.S. Government Money Market Fund	15,430,650	$15,430,650

Total Short-term Investments
(cost $15,430,650)		15,430,650

TOTAL INVESTMENTS (99.79%)
(cost $163,186,588)		172,481,630
OTHER ASSETS, NET OF LIABILITIES (0.21%)		368,166

NET ASSETS (100.00%)		$172,849,796

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (100.11%)
Agriculture, Foods, & Beverage (9.90%)
Coca-Cola Co. (a)
0.220%, 05/18/2011	$2,100,000	$2,099,397
Nestle Finance International Ltd.
0.170%, 05/03/2011	2,100,000	2,099,683

		4,199,080

Automotive (7.78%)
American Honda Finance Corp.
0.220%, 06/15/2011	1,300,000	1,299,404
Toyota Motor Credit Corp.
0.250%, 04/18/2011	2,000,000	1,999,764

		3,299,168

Financial Services (10.54%)
General Electric Capital Corp.
0.190%, 05/25/2011	2,121,000	2,120,396
PACCAR Financial Corp.
0.200%, 04/15/2011	450,000	449,965
0.240%, 04/20/2011	800,000	799,899
0.240%, 04/27/2011	1,100,000	1,099,809

		4,470,069

Government Agency Securities (b) (42.45%)
Federal Home Loan Bank
0.140%, 05/13/2011	1,800,000	1,799,706
0.125%, 05/20/2011	3,000,000	2,999,490
Federal Home Loan Mortgage Corp.
0.090%, 04/13/2011	5,000,000	4,999,850
0.115%, 06/06/2011	2,200,000	2,199,536
Federal National Mortgage Association
0.165%, 04/25/2011	3,000,000	2,999,670
0.130%, 07/28/2011	3,000,000	2,998,722

		17,996,974

Machinery & Manufacturing (5.00%)
Caterpillar Finance Service Corp.
0.160%, 04/01/2011	2,119,000	2,119,000

Oil & Gas (9.96%)
Chevron Corp.
0.050%, 04/29/2011	2,123,000	2,122,917
Exxon Mobil Corp.
0.150%, 05/05/2011	2,100,000	2,099,701

		4,222,618

	Shares	Value
Registered Investment Companies (0.33%)
JPMorgan U.S. Government Money Market Fund	140,769	$140,769

	Principal amount	Value
U.S. Government Obligations (14.15%)
U.S. Treasury Bill
0.115%, 04/07/2011	$6,000,000	$5,999,885

Total Short-term Investments
(cost $42,447,563)		42,447,563

TOTAL INVESTMENTS (100.11%)
(cost $42,447,563)		42,447,563
LIABILITIES, NET OF OTHER ASSETS (-0.11%)		(47,132)

NET ASSETS (100.00%)		$42,400,431

(a)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. This security was purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of this security was $2,099,397 or 4.95% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks and closed-end registered investment companies traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of March 31, 2011:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$38,423,991	$—	$—	$38,423,991
Short-term Investments	428,491	—	—	428,491
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	43,721,906	—	—	43,721,906
Registered Investment Companies	399,189	—	—	399,189
Short-term Investments	762,962	—	—	762,962
International Equity Fund					—	(1,732)	—	(1,732)
Common Stocks (a)	38,405,342	—	—	38,405,342
Preferred Stocks (a)	1,584,181	—	—	1,584,181
Repurchase Agreement	—	1,012,363	—	1,012,363
Large Cap Index Fund					86,239	—	—	86,239
Common Stocks (a)	493,089,619	—	—	493,089,619
Short-term Investments	—	3,616,841	—	3,616,841
Small Cap Index Fund					71,564	—	—	71,564
Common Stocks (a)	253,709,839	3,726	4,130	253,717,695
Registered Investment Companies	2,618,765	—	—	2,618,765
Short-term Investments	—	1,888,917	—	1,888,917
International Index Fund					(294)	(106)	—	(400)
Common Stocks (a)	282,550,766	88,959	0	282,639,725
Preferred Stocks (a)	1,293,605	—	—	1,293,605
Repurchase Agreement	—	240,475	—	240,475
Balanced Fund					—	—	—	—
Registered Investment Companies	82,376,387	—	—	82,376,387

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Bond Fund					$—	$—	$—	$—
Corporate Bonds	$—	$113,268,962	$—	$113,268,962
Government Agency Securities	—	1,618,965	—	1,618,965
U.S. Treasury Obligations	—	42,163,053	—	42,163,053
Short-term Investments	15,430,650	—	—	15,430,650
Money Market Fund					—	—	—	—
Short-term Investments	140,769	42,306,794	—	42,447,563
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

There were no significant transfers of securities between Level 1 and Level 2 as of March 31, 2011 as compared to December 31, 2010.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2010	$4,130
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in (a)	—
Transfers out (a)	—

Balance as of March 31, 2011	$4,130

(a) Using the end of the reporting period method for determining when transfers between levels are recognized

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2010 or for the period ended March 31, 2011. The remaining Funds did not hold any Level 3 securities as of December 31, 2010, or for the period ended March 31, 2011.

Repurchase agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2011.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Federal income taxes

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of March 31, 2011, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$33,133,535	$6,599,917	$(880,970)	$5,718,947
Small/Mid Cap Equity Fund	34,864,834	10,397,168	(377,945)	10,019,223
International Equity Fund	35,472,599	6,805,492	(1,276,205)	5,529,287
Large Cap Index Fund	483,366,989	129,970,762	(116,631,291)	13,339,471
Small Cap Index Fund	218,983,658	76,705,304	(37,463,585)	39,241,719
International Index Fund	261,316,329	78,717,735	(55,860,259)	22,857,476
Balanced Fund	78,010,054	4,366,333	—	4,366,333
Bond Fund	163,186,588	9,428,338	(133,296)	9,295,042
Money Market Fund	42,447,563	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund, Small Cap Index Fund and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $205,787 during 2010 and realized gains of $146,991 during 2010 as ordinary income for federal income tax purposes. The Small Cap Index Fund recognized unrealized appreciation (depreciation) of $(206) during 2010 and realized gains of $665 during 2010 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $117,674 during 2010 and realized gains of $116,603 during 2010 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2010, was $455,386 for the International Equity Fund and $1,938,038 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Financial Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds entered into forward foreign currency contracts to decrease exposure to a given currency between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

3. Futures and foreign currency contracts

As of March 31, 2011, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
311	Brazilian Real	State Street Bank and Trust Company	04/05/2011	(191)	$—	$(1)
322	Brazilian Real	State Street Bank and Trust Company	04/01/2011	(198)	—	(1)
15,248	Brazilian Real	State Street Bank and Trust Company	04/05/2011	(9,376)	—	(36)
15,783	Brazilian Real	State Street Bank and Trust Company	04/01/2011	(9,699)	—	(32)
6,441	British Pound	Barclays Bank PLC Wholesale	04/05/2011	(10,323)	10	—
7,322	Canadian Dollar	JPMorgan Chase Bank N.A	04/05/2011	(7,558)	—	(6)
19,361	Danish Krone	Royal Bank of Scotland PLC	04/05/2011	(3,686)	—	(6)
38,370	Danish Krone	Royal Bank of Scotland PLC	04/05/2011	(7,302)	—	(9)
6,314	Euro	Barclays Bank PLC Wholesale	04/01/2011	(8,900)	49	—
4,354	Euro	JPMorgan Chase Bank N.A	04/05/2011	(6,175)	—	(5)
4,002	Euro	Royal Bank of Scotland PLC	04/05/2011	(5,681)	—	(10)
8,629	Euro	Royal Bank of Scotland PLC	04/05/2011	(12,241)	—	(11)
1,833	Euro	State Street Bank and Trust Company	04/01/2011	(2,583)	15	—
100,413	Hong Kong Dollar	Credit Suisse London Branch (GFX)	04/01/2011	(12,897)	12	—
237,108	Hong Kong Dollar	State Street Bank and Trust Company	04/04/2011	(30,467)	15	—
90,456	Japanese Yen	Royal Bank of Scotland PLC	04/01/2011	(1,102)	—	(14)
808,968	Japanese Yen	State Street Bank and Trust Company	04/05/2011	(9,768)	—	(42)
3,445,628	Japanese Yen	UBS AG	04/04/2011	(41,509)	—	(85)
(184,318)	South African Rand	Morgan Stanley and Co. Inc.	04/05/2011	26,823	—	(423)
(771,167)	South African Rand	Royal Bank of Scotland PLC	04/06/2011	112,965	—	(1,029)
(525,749)	South African Rand	State Street Bank and Trust Company	04/07/2011	77,560	—	(123)

				Total	$101	$(1,833)

International Index Fund
Foreign Amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar Amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
30,369	Euro	BNP Paribas SA	04/04/2011	(43,097)	$—	$(58)
(82,476)	Australian Dollar	HSBC Bank PLC	04/04/2011	85,293	—	(16)
(79,816)	British Pound	HSBC Bank PLC	04/04/2011	127,941	—	(100)
(93,495)	Danish Krone	BNP Paribas SA	04/04/2011	17,795	24	—
(10,057)	Swiss Franc	HSBC Bank PLC	04/04/2011	10,993	44	—

				Total	$68	$(174)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2011:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	54	$3,480,461	$3,566,700	Long	June ‘11	$86,239

Small Cap Index Fund	Russell 2000 Index Mini	21	1,696,006	1,767,570	Long	June ‘11	$71,564

International Index Fund	TOPIX Index	5	542,438	520,558	Long	June ‘11	(21,880)
International Index Fund	EURO STOXX 50 Index	21	836,048	846,408	Long	June ‘11	10,360
International Index Fund	FTSE 100 Index	6	559,449	566,395	Long	June ‘11	6,946
International Index Fund	E-Mini MSCI EAFE Index	4	333,120	337,400	Long	June ‘11	4,280

Total							$(294)

(1) “Standard & Poor’s ®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2) The Russell 2000®Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE®Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr
Edward B. Rust, Jr.
President

Date May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date May 25, 2011

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date May 25, 2011